UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

July 31

Date of Fiscal Year End

July 31, 2022

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Municipals Trust
Annual Report
July 31, 2022

Arizona    •      Connecticut    •    Minnesota    •    New Jersey    •    Pennsylvania

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of each Fund. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, the Funds' adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report July 31, 2022
Eaton Vance
Municipal Income Funds

Eaton Vance
Municipal Income Funds
July 31, 2022
Management’s Discussion of Fund Performance†

Economic and Market Conditions
The 12-month period that began August 1, 2021 encompassed both the worst first-half municipal performance in four decades and the best one-month municipal performance in more than two years.
In the opening months of the period, interest rates rose and bond prices declined due, in part, to anticipation that the U.S. Federal Reserve (the Fed) would begin tapering its monthly bond purchases, which had helped hold interest rates down through much of the pandemic.
In late 2021, the Fed confirmed that tapering would begin in November and accelerate in the months to come. As the Fed issued more hawkish monetary statements, Treasury rates rose in December against the backdrop of inflationary concerns and potential interest rate hikes. Municipal bond rates, however, were nearly unchanged during the month.
But as the new year began, municipal investors appeared to reevaluate the twin threats of persistent inflation and projected rate hikes. When the Russian Federation invaded Ukraine in February, the war in Europe sent shock waves through markets worldwide and exacerbated energy and food inflation.
As markets recognized the potential for the Fed to raise interest rates at every policy meeting in 2022 to combat inflation, the Bloomberg Municipal Bond Index, a broad measure of the municipal bond market, declined 8.98% in the first six months of 2022 — its worst first-half performance since the 1980s. Municipal bond mutual funds — which had reported net inflows for all but one week of 2021 — recorded their worst outflow cycle on record, with over $80 billion fleeing the asset class between January 1 and July 27.
As the fiscal year came to a close, however, technical and economic factors combined to lift municipal returns and drive what investors hoped would be the beginning of a turnaround for the asset class. In late July municipal mutual funds experienced their first net inflows since the previous January, helped by a light supply of new issues and increased demand from the reinvestment of maturing debt and coupon payments. Heightened fears of recession also benefited the asset class, spurring a “flight to quality” that drove investors into Treasurys and municipal issues. Expectations that a recession might lead the Fed to temper further rate hikes helped municipal returns as well. As a result, the Bloomberg Municipal Bond Index returned 2.64% in July 2022, its best month since May 2020.
For the one-year period as a whole, interest rates rose and bond prices declined across the municipal bond yield curve, with the Bloomberg Municipal Bond Index returning -6.93% for the period. Municipal bonds outperformed U.S. Treasurys at the short end of the yield curve — maturities of seven years and below — but underperformed Treasurys at the 30-year end of the curve. Reflecting investors’ decreased appetite for risk, municipal bonds with higher credit ratings outperformed lower-rated municipals during the period.
Fund Performance
For the fiscal year ended July 31, 2022, the Arizona, Connecticut, and Minnesota Funds’ Class A shares at net asset value (NAV) outperformed the -6.93% return of the Funds’ primary benchmark, the Bloomberg Municipal Bond Index (the Index), while the New Jersey and Pennsylvania Funds’ Class A shares at NAV underperformed the Index.
Generally speaking, in pursuing its investment objective, each Fund normally acquires municipal bonds with maturities of 10 years or more.
State-Specific Results
Eaton Vance Arizona Municipal Income Fund Class A shares at NAV returned -6.59%, outperforming the -6.93% return of the Index. Contributors to performance versus the Index included security selection and an underweight position, relative to the Index, in the transportation sector; an underweight position in bonds with 22 or more years remaining to maturity, during a period when longer-maturity bonds in general underperformed shorter-maturity bonds; and an underweight position in zero-coupon bonds, which were the worst-performing coupon structure in the Index during the period.
In contrast, detractors from performance versus the Index included overweight positions in the health care and education sectors and an allocation to taxable municipal bonds, which are not represented in the Index and underperformed tax-exempt municipal bonds during the period.
Eaton Vance Connecticut Municipal Income Fund Class A shares at NAV returned -6.36%, outperforming the -6.93% return of the Index. Contributors to performance versus the Index included an underweight position in bonds with 17 or more years remaining to maturity, security selection in AA-rated bonds, and security selection in local general obligation (GO) bonds. Key detractors from performance versus the Index included overweight positions in the health care and education sectors, as well as an overweight position in 4% coupon bonds.
Eaton Vance Minnesota Municipal Income Fund Class A shares at NAV returned -5.31%, outperforming the -6.93% return of the Index. Security selection in local GO bonds, an underweight position in bonds with 17 or more years remaining to maturity, and security selection in zero-coupon bonds all contributed to Fund performance relative to the Index. Detractors from results versus the Index included overweight positions in the education and health care sectors and an overweight position in 4% coupon bonds.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Municipal Income Funds
July 31, 2022
Management’s Discussion of Fund Performance† — continued

Eaton Vance New Jersey Municipal Income Fund Class A shares at NAV returned -8.10%, underperforming the -6.93% return of the Index. Detractors from performance versus the Index included security selection and an overweight position in the health care sector; security selection in 4% coupon bonds; and an overweight position in BBB-rated bonds, which were the worst-performing credit rating category in the Index during the period. In contrast, an underweight position in bonds with 17 or more years remaining to maturity, security selection in zero-coupon bonds, and security selection in the special tax sector all contributed to results versus the Index.
Eaton Vance Pennsylvania Municipal Income Fund Class A shares at NAV returned -7.77%, underperforming the -6.93% return of the Index. Detractors from Fund performance relative to the Index included an overweight position in the health care sector, security selection in 4% coupon bonds, and the Fund’s employment of leveraged investments. The use of leverage has the effect of achieving additional exposure to the municipal market, magnifying the Fund’s exposure to its underlying investments in both up and down markets. During this period of negative performance by the municipal market, leverage amplified the decline in price of bonds held by the Fund and, thus, hurt performance relative to the Index, which does not employ leverage. In contrast, contributors to performance versus the Index included security selection in zero-coupon bonds, an underweight position in bonds with 17 or more years remaining to maturity, and security selection in BBB-rated bonds.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Arizona Municipal Income Fund
July 31, 2022
Performance

Portfolio Manager(s) Trevor G. Smith
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	12/13/1993	07/25/1991	(6.59)%	1.48%	2.06%
Class A with 3.25% Maximum Sales Charge	—	—	(9.59)	0.81	1.72
Class C at NAV	12/16/2005	07/25/1991	(7.24)	0.74	1.46
Class C with 1% Maximum Sales Charge	—	—	(8.16)	0.74	1.46
Class I at NAV	08/03/2010	07/25/1991	(6.40)	1.68	2.27

Bloomberg Municipal Bond Index	—	—	(6.93)%	1.88%	2.49%
Bloomberg Arizona Municipal Bond Index	—	—	(6.87)	1.62	2.44
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.67%	1.42%	0.47%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	2.16%	1.41%	2.36%
Taxable-Equivalent Distribution Rate	3.84	2.52	4.19
SEC 30-day Yield	1.99	1.32	2.26
Taxable-Equivalent SEC 30-day Yield	3.54	2.35	4.01
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	07/31/2012	$11,555	N.A.
Class I	$250,000	07/31/2012	$313,000	N.A.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Arizona Municipal Income Fund
July 31, 2022
Fund Profile

Credit Quality (% of total investments)*
*	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Eaton Vance
Connecticut Municipal Income Fund
July 31, 2022
Performance

Portfolio Manager(s) Trevor G. Smith
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	04/19/1994	05/01/1992	(6.36)%	1.35%	1.90%
Class A with 3.25% Maximum Sales Charge	—	—	(9.40)	0.69	1.57
Class C at NAV	02/09/2006	05/01/1992	(6.99)	0.61	1.29
Class C with 1% Maximum Sales Charge	—	—	(7.91)	0.61	1.29
Class I at NAV	03/03/2008	05/01/1992	(6.17)	1.55	2.10

Bloomberg Municipal Bond Index	—	—	(6.93)%	1.88%	2.49%
Bloomberg Connecticut Municipal Bond Index	—	—	(5.52)	2.25	2.23
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.69%	1.44%	0.49%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	2.28%	1.54%	2.48%
Taxable-Equivalent Distribution Rate	4.36	2.94	4.74
SEC 30-day Yield	2.09	1.42	2.36
Taxable-Equivalent SEC 30-day Yield	4.00	2.72	4.51
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	07/31/2012	$11,370	N.A.
Class I	$250,000	07/31/2012	$307,661	N.A.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Connecticut Municipal Income Fund
July 31, 2022
Fund Profile

Credit Quality (% of total investments)*
*	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Eaton Vance
Minnesota Municipal Income Fund
July 31, 2022
Performance

Portfolio Manager(s) Christopher J. Eustance, CFA and Julie P. Callahan, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	12/09/1993	07/29/1991	(5.31)%	1.45%	2.00%
Class A with 3.25% Maximum Sales Charge	—	—	(8.38)	0.78	1.66
Class C at NAV	12/21/2005	07/29/1991	(6.01)	0.68	1.39
Class C with 1% Maximum Sales Charge	—	—	(6.94)	0.68	1.39
Class I at NAV	08/03/2010	07/29/1991	(5.12)	1.65	2.20

Bloomberg Municipal Bond Index	—	—	(6.93)%	1.88%	2.49%
Bloomberg Minnesota Municipal Bond Index	—	—	(6.41)	1.60	2.10
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.65%	1.40%	0.45%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	1.81%	1.12%	2.01%
Taxable-Equivalent Distribution Rate	3.67	2.26	4.07
SEC 30-day Yield	1.80	1.18	2.05
Taxable-Equivalent SEC 30-day Yield	3.65	2.38	4.16
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	07/31/2012	$11,484	N.A.
Class I	$250,000	07/31/2012	$310,810	N.A.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Minnesota Municipal Income Fund
July 31, 2022
Fund Profile

Credit Quality (% of total investments)*
*	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Eaton Vance
New Jersey Municipal Income Fund
July 31, 2022
Performance

Portfolio Manager(s) Cynthia J. Clemson, Christopher J. Eustance, CFA and Julie P. Callahan, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	04/13/1994	01/08/1991	(8.10)%	1.94%	2.47%
Class A with 3.25% Maximum Sales Charge	—	—	(11.09)	1.27	2.14
Class C at NAV	12/14/2005	01/08/1991	(8.75)	1.18	1.87
Class C with 1% Maximum Sales Charge	—	—	(9.64)	1.18	1.87
Class I at NAV	03/03/2008	01/08/1991	(7.93)	2.14	2.67

Bloomberg Municipal Bond Index	—	—	(6.93)%	1.88%	2.49%
Bloomberg New Jersey Municipal Bond Index	—	—	(7.32)	3.08	3.05
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.67%	1.42%	0.47%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	2.42%	1.68%	2.62%
Taxable-Equivalent Distribution Rate	5.00	3.48	5.42
SEC 30-day Yield	2.29	1.63	2.57
Taxable-Equivalent SEC 30-day Yield	4.73	3.37	5.30
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	07/31/2012	$12,034	N.A.
Class I	$250,000	07/31/2012	$325,490	N.A.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
New Jersey Municipal Income Fund
July 31, 2022
Fund Profile

Credit Quality (% of total investments)*
*	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Eaton Vance
Pennsylvania Municipal Income Fund
July 31, 2022
Performance

Portfolio Manager(s) Christopher J. Eustance, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	06/01/1994	01/08/1991	(7.77)%	1.25%	2.11%
Class A with 3.25% Maximum Sales Charge	—	—	(10.80)	0.59	1.77
Class C at NAV	01/13/2006	01/08/1991	(8.34)	0.51	1.50
Class C with 1% Maximum Sales Charge	—	—	(9.24)	0.51	1.50
Class I at NAV	03/03/2008	01/08/1991	(7.55)	1.46	2.32

Bloomberg Municipal Bond Index	—	—	(6.93)%	1.88%	2.49%
Bloomberg Pennsylvania Municipal Bond Index	—	—	(7.36)	2.15	2.75
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.71%	1.46%	0.51%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	2.60%	1.86%	2.80%
Taxable-Equivalent Distribution Rate	4.64	3.31	4.99
SEC 30-day Yield	2.33	1.67	2.60
Taxable-Equivalent SEC 30-day Yield	4.14	2.97	4.64
% Total Leverage[5]
Residual Interest Bond (RIB) Financing	3.11%
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	07/31/2012	$11,611	N.A.
Class I	$250,000	07/31/2012	$314,349	N.A.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Pennsylvania Municipal Income Fund
July 31, 2022
Fund Profile

Credit Quality (% of total investments)*,**
*	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
**	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Eaton Vance
Municipal Income Funds
July 31, 2022
Endnotes and Additional Disclosures

†	The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[1]	Bloomberg Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Bloomberg Arizona Municipal Bond Index is an unmanaged index of Arizona municipal bonds. Bloomberg Connecticut Municipal Bond Index is an unmanaged index of Connecticut municipal bonds. Bloomberg Minnesota Municipal Bond Index is an unmanaged index of Minnesota municipal bonds. Bloomberg New Jersey Municipal Bond Index is an unmanaged index of New Jersey municipal bonds. Bloomberg Pennsylvania Municipal Bond Index is an unmanaged index of Pennsylvania municipal bonds. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.
[5]	Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

Fund profiles subject to change due to active management.
Additional Information
Yield curve is a graphical representation of the yields offered by bonds of various maturities. The yield curve flattens when long-term interest rates fall and/or short-term interest rates increase, and the yield curve steepens when long-term interest rates increase and/or short-term interest rates fall.

Eaton Vance
Municipal Income Funds
July 31, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2022 to July 31, 2022).
Actual Expenses
The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
Eaton Vance Arizona Municipal Income Fund

	Beginning Account Value (2/1/22)	Ending Account Value (7/31/22)	Expenses Paid During Period* (2/1/22 – 7/31/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 961.70	$3.45	0.71%
Class C	$1,000.00	$ 958.30	$7.09	1.46%
Class I	$1,000.00	$ 962.60	$2.48	0.51%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.27	$3.56	0.71%
Class C	$1,000.00	$1,017.56	$7.30	1.46%
Class I	$1,000.00	$1,022.27	$2.56	0.51%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2022.

Eaton Vance
Municipal Income Funds
July 31, 2022
Fund Expenses — continued

Eaton Vance Connecticut Municipal Income Fund

	Beginning Account Value (2/1/22)	Ending Account Value (7/31/22)	Expenses Paid During Period* (2/1/22 – 7/31/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 963.80	$3.36	0.69%
Class C	$1,000.00	$ 961.00	$7.00	1.44%
Class I	$1,000.00	$ 964.80	$2.39	0.49%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.37	$3.46	0.69%
Class C	$1,000.00	$1,017.65	$7.20	1.44%
Class I	$1,000.00	$1,022.37	$2.46	0.49%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2022.
Eaton Vance Minnesota Municipal Income Fund

	Beginning Account Value (2/1/22)	Ending Account Value (7/31/22)	Expenses Paid During Period* (2/1/22 – 7/31/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 973.00	$3.28	0.67%
Class C	$1,000.00	$ 969.00	$6.88	1.41%
Class I	$1,000.00	$ 973.90	$2.30	0.47%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.47	$3.36	0.67%
Class C	$1,000.00	$1,017.80	$7.05	1.41%
Class I	$1,000.00	$1,022.46	$2.36	0.47%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2022.

Eaton Vance
Municipal Income Funds
July 31, 2022
Fund Expenses — continued

Eaton Vance New Jersey Municipal Income Fund

	Beginning Account Value (2/1/22)	Ending Account Value (7/31/22)	Expenses Paid During Period* (2/1/22 – 7/31/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 950.20	$3.38	0.70%
Class C	$1,000.00	$ 946.00	$7.00	1.45%
Class I	$1,000.00	$ 950.20	$2.42	0.50%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.32	$3.51	0.70%
Class C	$1,000.00	$1,017.60	$7.25	1.45%
Class I	$1,000.00	$1,022.32	$2.51	0.50%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2022.
Eaton Vance Pennsylvania Municipal Income Fund

	Beginning Account Value (2/1/22)	Ending Account Value (7/31/22)	Expenses Paid During Period* (2/1/22 – 7/31/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 951.10	$3.63	0.75%
Class C	$1,000.00	$ 948.60	$7.30	1.51%
Class I	$1,000.00	$ 952.30	$2.66	0.55%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.08	$3.76	0.75%
Class C	$1,000.00	$1,017.31	$7.55	1.51%
Class I	$1,000.00	$1,022.07	$2.76	0.55%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2022.

Eaton Vance
Arizona Municipal Income Fund
July 31, 2022
Portfolio of Investments

Tax-Exempt Municipal Obligations — 92.0%
Security	Principal Amount (000's omitted)	Value
Education — 16.1%
Arizona Industrial Development Authority, (Academies of Math & Science), 5.00%, 7/1/39(1)	$250	$ 253,195
Arizona Industrial Development Authority, (Doral Academy of Nevada):
5.00%, 7/15/39(1)	55	55,793
5.00%, 7/15/40(1)	350	354,736
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	60	51,072
Arizona Industrial Development Authority, (Somerset Academy of Las Vegas), 3.00%, 12/15/31(1)	525	461,622
Arizona State University:
5.00%, 7/1/36	1,150	1,237,998
Green Bonds, 5.00%, 7/1/40	1,000	1,121,280
Glendale Industrial Development Authority, AZ, (Midwestern University Foundation):
(AMT), 2.125%, 7/1/33	250	209,775
(AMT), 5.00%, 7/1/28	850	968,685
La Paz County Industrial Development Authority, AZ, (Harmony Public Schools), 4.00%, 2/15/41	430	400,377
Maricopa County Industrial Development Authority, AZ, (Legacy Traditional Schools), 4.00%, 7/1/41(1)	500	454,685
Northern Arizona University, 5.00%, 6/1/38	1,000	1,085,460
Pima County Community College District, AZ:
5.00%, 7/1/33	300	340,479
5.00%, 7/1/35	720	811,008
University of Arizona:
5.00%, 6/1/38	1,500	1,628,190
5.00%, 8/1/38	600	687,432
5.00%, 6/1/42	500	559,345
		$ 10,681,132
Electric Utilities — 7.0%
Mesa, AZ, Utility Systems Revenue:
4.00%, 7/1/31	$1,160	$ 1,225,354
5.00%, 7/1/36(2)	1,000	1,224,460
Pinal County Electrical District No. 3, AZ, 5.00%, 7/1/33	1,000	1,097,180
Salt River Project Agricultural Improvement and Power District, AZ, 5.00%, 1/1/35	1,000	1,126,050
		$ 4,673,044
Escrowed/Prerefunded — 2.7%
Kyrene Elementary School District No. 28, AZ, Prerefunded to 7/1/23, 5.50%, 7/1/30	$200	$ 207,246
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded (continued)
Phoenix Civic Improvement Corp., AZ, Water System Revenue, Prerefunded to 7/1/24, 5.00%, 7/1/39	$1,500	$ 1,594,830
		$ 1,802,076
General Obligations — 10.1%
Agua Fria Union High School District No. 216, AZ, 4.00%, 7/1/36	$1,000	$ 1,077,790
Chandler Unified School District No. 80, AZ, 4.00%, 7/1/33	225	237,256
Peoria Unified School District No. 11, AZ, 4.00%, 7/1/31	350	378,861
Phoenix Union High School District No. 210, AZ, 4.00%, 7/1/39	300	310,512
Phoenix, AZ, 5.00%, 7/1/25	1,320	1,442,496
Puerto Rico, 5.625%, 7/1/29	250	276,702
Scottsdale Unified School District No. 48, AZ, 5.00%, 7/1/31	750	847,140
Tempe, AZ:
5.00%, 7/1/23	625	645,050
5.00%, 7/1/30	1,000	1,154,990
Western Maricopa Education Center District No. 402, AZ, 4.50%, 7/1/34	350	365,064
		$ 6,735,861
Hospital — 8.0%
Arizona Health Facilities Authority, (Scottsdale Lincoln Hospitals), 5.00%, 12/1/39	$1,665	$ 1,733,382
Maricopa County Industrial Development Authority, AZ, (Banner Health):
4.00%, 1/1/44	500	502,430
5.00%, 1/1/38	1,000	1,069,610
Maricopa County Industrial Development Authority, AZ, (HonorHealth), 5.00%, 9/1/32	400	443,044
Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.25%, 8/1/33	500	516,500
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/32	1,005	1,041,079
		$ 5,306,045
Housing — 2.6%
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University):
5.00%, 7/1/39	$500	$ 516,790
5.00%, 7/1/44	250	256,002
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University):
5.00%, 7/1/27	415	438,070

See Notes to Financial Statements.

Eaton Vance
Arizona Municipal Income Fund
July 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University): (continued)
5.00%, 7/1/37	$500	$ 515,715
		$ 1,726,577
Industrial Development Revenue — 1.6%
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.):
3.60%, 2/1/40	$250	$ 232,388
4.50%, 8/1/42	850	850,238
		$ 1,082,626
Insured - Electric Utilities — 2.4%
Mesa, AZ, Utility Systems Revenue:
(NPFG), 5.00%, 7/1/23	$430	$ 443,592
(NPFG), Escrowed to Maturity, 5.00%, 7/1/23	450	463,851
(NPFG), Escrowed to Maturity, 5.00%, 7/1/23	120	123,749
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	320	327,523
Series SS, (NPFG), 5.00%, 7/1/25	220	220,526
		$ 1,579,241
Insured - General Obligations — 11.0%
Apache Junction Unified School District No. 43, AZ, (AGM), 5.00%, 7/1/24	$1,200	$ 1,270,956
Marana Unified School District No. 6, AZ, (AGM), 4.00%, 7/1/37	500	531,030
Maricopa County Elementary School District No. 3, AZ, (AGM), 5.00%, 7/1/25	2,670	2,909,820
Maricopa County Elementary School District No. 66, AZ:
(BAM), 4.00%, 7/1/33	435	477,273
(BAM), 4.00%, 7/1/34	230	250,311
(BAM), 4.00%, 7/1/37	375	402,488
(BAM), 4.00%, 7/1/39	400	416,580
Sun City Fire District, AZ, (AGM), 4.00%, 1/1/37	1,000	1,062,790
		$ 7,321,248
Insured - Special Tax Revenue — 5.2%
Glendale, AZ, Transportation Excise Tax Revenue, (AGM), 5.00%, 7/1/30	$1,250	$ 1,353,375
Phoenix Civic Improvement Corp., AZ, (Civic Plaza), (NPFG), 5.50%, 7/1/41	1,635	2,099,291
		$ 3,452,666
Security	Principal Amount (000's omitted)	Value
Insured - Transportation — 0.7%
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$500	$ 505,525
		$ 505,525
Other Revenue — 1.7%
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	$1,000	$ 1,108,990
		$ 1,108,990
Senior Living/Life Care — 2.4%
Glendale Industrial Development Authority, AZ, (Royal Oaks - Inspirata Pointe), 5.00%, 5/15/41	$500	$ 507,665
Glendale Industrial Development Authority, AZ, (Terraces of Phoenix), 4.00%, 7/1/28	225	216,043
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe):
4.00%, 12/1/29	380	369,151
4.00%, 12/1/30	500	479,740
		$ 1,572,599
Special Tax Revenue — 5.8%
American Samoa Economic Development Authority, 5.00%, 9/1/38(1)	$300	$ 327,615
Bullhead City, AZ, Excise Taxes Revenue:
2.10%, 7/1/36	580	476,795
2.55%, 7/1/46	125	92,007
Pinal County, AZ, Pledged Revenue:
4.00%, 8/1/33	600	648,690
4.00%, 8/1/36	500	527,445
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	500	505,585
Queen Creek, AZ, Excise Tax and State Shared Revenue, 5.00%, 8/1/30	1,165	1,293,453
		$ 3,871,590
Transportation — 7.7%
Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/33	$1,000	$ 1,053,520
Phoenix Civic Improvement Corp., AZ, Airport Revenue:
(AMT), 4.00%, 7/1/38	1,000	1,005,270
(AMT), 5.00%, 7/1/27	1,000	1,024,860
(AMT), 5.00%, 7/1/31	2,000	2,042,260
		$ 5,125,910
Water and Sewer — 7.0%
Central Arizona Water Conservation District, 5.00%, 1/1/35	$1,500	$ 1,626,930

See Notes to Financial Statements.

Eaton Vance
Arizona Municipal Income Fund
July 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Gilbert Water Resources Municipal Property Corp., AZ:
4.00%, 7/1/36	$750	$ 784,365
Green Bonds, 4.00%, 7/15/47	1,000	1,025,290
Tucson, AZ, Water System Revenue:
5.00%, 7/1/32	545	612,618
5.00%, 7/1/35	530	592,360
		$ 4,641,563
Total Tax-Exempt Municipal Obligations (identified cost $60,695,334)		$ 61,186,693

Taxable Municipal Obligations — 4.2%
Security	Principal Amount (000's omitted)	Value
Education — 0.6%
Arizona Industrial Development Authority, (Doral Academy of Northern Nevada), 3.375%, 7/15/25(1)	$175	$ 168,698
Arizona Industrial Development Authority, (Somerset Academy of Las Vegas), 2.50%, 12/15/22(1)	125	124,041
La Paz County Industrial Development Authority, AZ, (Harmony Public Schools), 3.00%, 2/15/24	95	92,457
		$ 385,196
Special Tax Revenue — 3.6%
Cottonwood, AZ, Pledged Revenue, 2.625%, 7/1/35	$850	$ 736,703
Tempe, AZ, Transit Excise Tax Revenue:
1.145%, 7/1/27	540	489,478
1.345%, 7/1/28	1,330	1,193,356
		$ 2,419,537
Total Taxable Municipal Obligations (identified cost $3,111,405)		$ 2,804,733
Total Investments — 96.2% (identified cost $63,806,739)		$ 63,991,426
Other Assets, Less Liabilities — 3.8%		$ 2,512,527
Net Assets — 100.0%		$ 66,503,953

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2022, the aggregate value of these securities is $2,251,457 or 3.4% of the Fund's net assets.
(2)	When-issued security.
The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2022, 20.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.8% to 11.1% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
NPFG	– National Public Finance Guarantee Corp.

See Notes to Financial Statements.

Eaton Vance
Connecticut Municipal Income Fund
July 31, 2022
Portfolio of Investments

Tax-Exempt Municipal Obligations — 93.8%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.3%
Connecticut, (Revolving Fund), Green Bonds, 5.00%, 5/1/34	$1,000	$ 1,116,590
		$ 1,116,590
Education — 20.2%
Connecticut Health and Educational Facilities Authority, (Avon Old Farms School):
4.00%, 7/1/41	$600	$ 614,442
5.00%, 7/1/30	175	204,577
Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall):
4.00%, 7/1/33	340	370,709
4.00%, 7/1/34	375	402,698
4.00%, 7/1/35	310	330,795
Connecticut Health and Educational Facilities Authority, (Connecticut College):
4.00%, 7/1/36	255	260,523
4.00%, 7/1/37	270	274,890
5.00%, 7/1/26	270	296,028
Connecticut Health and Educational Facilities Authority, (Fairfield University), 4.00%, 7/1/47	2,450	2,451,666
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), 5.00%, 7/1/34	1,475	1,570,447
Connecticut Health and Educational Facilities Authority, (Sacred Heart University):
5.00%, 7/1/33	275	309,790
5.00%, 7/1/37	450	483,390
Connecticut Health and Educational Facilities Authority, (The Taft School):
4.00%, 7/1/28	135	148,343
4.00%, 7/1/29	100	109,503
4.00%, 7/1/30	125	136,066
4.00%, 7/1/33	430	460,014
4.00%, 7/1/34	1,095	1,157,776
4.00%, 7/1/36	560	583,285
Connecticut Health and Educational Facilities Authority, (University of Hartford), 5.375%, 7/1/52	1,000	1,034,670
Connecticut Health and Educational Facilities Authority, (University of New Haven):
5.00%, 7/1/34	810	837,759
5.00%, 7/1/35	850	877,404
Connecticut Health and Educational Facilities Authority, (Yale University):
0.375% to 7/12/24 (Put Date), 7/1/35	1,000	964,990
2.00% to 7/1/26 (Put Date), 7/1/42	1,785	1,760,831
Security	Principal Amount (000's omitted)	Value
Education (continued)
University of Connecticut:
4.00%, 2/15/35	$125	$ 128,980
5.00%, 5/1/25	1,000	1,084,030
5.00%, 11/15/29	1,000	1,007,470
		$ 17,861,076
Escrowed/Prerefunded — 1.9%
Connecticut Higher Education Supplemental Loan Authority:
(AMT), Prerefunded to 5/15/24, 4.00%, 11/15/30	$415	$ 430,675
(AMT), Prerefunded to 11/15/25, 4.125%, 11/15/33	150	158,748
Greater New Haven Water Pollution Control Authority, CT, Prerefunded to 8/15/24, 5.00%, 8/15/32	1,000	1,066,990
		$ 1,656,413
General Obligations — 24.5%
Bridgeport, CT, 5.00%, 8/1/32	$175	$ 205,872
Colchester, CT, 4.00%, 10/15/28	440	457,794
Connecticut:
4.00%, 1/15/38	1,000	1,032,170
4.00%, 6/15/39	300	310,626
4.00%, 6/15/41	300	308,727
5.00%, 9/15/25	750	822,840
5.00%, 4/15/30	1,150	1,340,808
Darien, CT, 4.00%, 8/1/37	1,310	1,355,981
East Haddam, CT:
3.00%, 12/1/35	400	395,704
3.00%, 12/1/37	290	282,889
Ellington, CT:
3.00%, 9/15/33	280	280,098
3.00%, 9/15/35	210	203,948
Enfield, CT, 4.00%, 8/1/29	500	543,015
Fairfield, CT, 5.00%, 1/1/23	1,000	1,014,990
Greenwich, CT:
4.00%, 7/15/29	450	466,029
4.00%, 7/15/30	250	257,998
4.00%, 7/15/32	400	410,140
Groton, CT:
Green Bonds, 4.00%, 4/1/40	1,410	1,439,765
Green Bonds, 4.125%, 4/1/41	1,410	1,448,845
Guilford, CT, 3.00%, 8/1/34	500	495,490
North Haven, CT:
5.00%, 7/15/23	1,475	1,524,103
5.00%, 7/15/25	1,490	1,627,691

See Notes to Financial Statements.

Eaton Vance
Connecticut Municipal Income Fund
July 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Puerto Rico:
5.625%, 7/1/27	$250	$ 271,197
5.625%, 7/1/29	250	276,702
Rocky Hill, CT, 4.00%, 1/15/33	1,000	1,060,540
Waterbury, CT, 5.00%, 8/1/37	1,150	1,339,934
West Haven, CT, 4.00%, 9/15/36	500	522,085
Windsor Locks, CT:
4.125%, 7/15/41	640	670,938
4.25%, 7/15/48	1,280	1,340,736
		$ 21,707,655
Hospital — 8.9%
Connecticut Health and Educational Facilities Authority, (Nuvance Health), 4.00%, 7/1/41	$1,500	$ 1,425,570
Connecticut Health and Educational Facilities Authority, (Stamford Hospital):
4.00%, 7/1/46	1,120	1,068,312
5.00%, 7/1/31	1,000	1,133,510
Connecticut Health and Educational Facilities Authority, (Trinity Health Corp.), 5.00%, 12/1/33	2,000	2,161,440
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health):
5.00%, 7/1/31	500	523,575
5.00%, 7/1/34	1,520	1,584,281
		$ 7,896,688
Housing — 6.9%
Connecticut Housing Finance Authority:
4.00%, 11/15/38	$750	$ 768,218
(FHLMC), (FNMA), (GNMA), 3.20%, 11/15/33	755	744,324
(SPA: TD Bank, N.A.), 1.44%, 11/15/50(1)	4,600	4,600,000
		$ 6,112,542
Insured - Education — 5.4%
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School):
(AMBAC), 5.25%, 7/1/30	$1,950	$ 2,308,079
(AMBAC), 5.25%, 7/1/31	2,050	2,454,198
		$ 4,762,277
Insured - General Obligations — 8.5%
Bridgeport, CT, (AGM), 5.00%, 8/15/32	$1,120	$ 1,228,461
Hamden, CT, (BAM), 5.00%, 8/15/32	1,375	1,574,031
Hartford, CT:
(AGC), 5.00%, 8/15/28	500	501,125
(AGM), 5.00%, 4/1/31	240	240,499
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
New Britain, CT:
(BAM), 4.00%, 3/1/47	$1,800	$ 1,814,238
(BAM), 5.00%, 3/1/47	1,000	1,115,670
New Haven, CT, (AGM), 5.00%, 8/1/25	1,000	1,058,310
		$ 7,532,334
Insured - Hospital — 1.2%
Connecticut Health and Educational Facilities Authority, (Hartford HealthCare Obligated Group), (AGM), 4.00%, 7/1/37	$1,000	$ 1,027,830
		$ 1,027,830
Insured - Transportation — 0.8%
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$670	$ 677,403
		$ 677,403
Insured - Water and Sewer — 4.1%
South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/24	$3,420	$ 3,660,152
		$ 3,660,152
Senior Living/Life Care — 2.5%
Connecticut Health and Educational Facilities Authority, (Covenant Home, Inc.), 5.00%, 12/1/34	$1,000	$ 1,057,510
Connecticut Health and Educational Facilities Authority, (Jerome Home):
4.00%, 7/1/23	130	131,301
4.00%, 7/1/31	235	236,013
Connecticut Health and Educational Facilities Authority, (McLean Affiliates, Inc.):
3.25%, 1/1/27(2)	250	246,150
5.00%, 1/1/45(2)	500	510,670
		$ 2,181,644
Special Tax Revenue — 3.2%
American Samoa Economic Development Authority, 5.00%, 9/1/38(2)	$300	$ 327,615
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 1/1/29	2,000	2,025,980
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	500	505,585
		$ 2,859,180

See Notes to Financial Statements.

Eaton Vance
Connecticut Municipal Income Fund
July 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Student Loan — 0.6%
Connecticut Higher Education Supplemental Loan Authority:
(AMT), 5.00%, 11/15/28	$250	$ 278,930
(AMT), 5.00%, 11/15/29	250	281,510
		$ 560,440
Transportation — 1.0%
Connecticut Airport Authority, (Ground Transportation Center), (AMT), 4.00%, 7/1/49	$1,000	$ 934,390
		$ 934,390
Water and Sewer — 2.8%
South Central Connecticut Regional Water Authority:
4.00%, 8/1/34	$450	$ 479,515
5.00%, 8/1/32	355	409,400
Stamford, CT, (Water Pollution Control System):
4.00%, 4/1/44	1,000	1,020,580
5.00%, 9/15/29	200	218,152
5.00%, 9/15/30	125	136,068
5.00%, 4/1/33	100	115,186
5.00%, 4/1/34	100	114,778
		$ 2,493,679
Total Tax-Exempt Municipal Obligations (identified cost $82,751,111)		$ 83,040,293

Taxable Municipal Obligations — 2.7%
Security	Principal Amount (000's omitted)	Value
Education — 0.6%
Connecticut Health and Educational Facilities Authority, (Avon Old Farms School):
1.30%, 7/1/23	$250	$ 244,478
1.65%, 7/1/24	300	288,825
		$ 533,303
General Obligations — 2.1%
Naugatuck, CT:
1.14%, 9/15/26	$200	$ 182,856
1.40%, 9/15/27	250	226,565
1.60%, 9/15/28	255	227,797
1.79%, 9/15/29	750	665,070
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Norwich, CT, 1.348%, 8/1/22	$275	$ 275,000
Watertown, CT, 2.25%, 10/15/33	290	249,907
$ 1,827,195
Total Taxable Municipal Obligations (identified cost $2,568,755)		$ 2,360,498
Total Investments — 96.5% (identified cost $85,319,866)		$ 85,400,791
Other Assets, Less Liabilities — 3.5%		$ 3,064,955
Net Assets — 100.0%		$ 88,465,746
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at July 31, 2022.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2022, the aggregate value of these securities is $1,084,435 or 1.2% of the Fund's net assets.
The Trust invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2022, 20.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.4% to 5.6% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
Minnesota Municipal Income Fund
July 31, 2022
Portfolio of Investments

Tax-Exempt Municipal Obligations — 91.7%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.1%
Minnesota Public Facilities Authority, (Revolving Fund):
5.00%, 3/1/29	$1,000	$ 1,102,300
5.00%, 3/1/30	1,000	1,099,390
		$ 2,201,690
Education — 13.3%
Minnesota Higher Education Facilities Authority, (Carleton College):
5.00%, 3/1/29	$2,250	$ 2,516,400
5.00%, 3/1/31	1,000	1,111,440
5.00%, 3/1/34	500	551,100
Minnesota Higher Education Facilities Authority, (College of Saint Benedict):
4.00%, 3/1/36	400	405,468
5.00%, 3/1/37	1,500	1,583,385
5.00%, 10/1/52	2,000	2,125,400
Minnesota Higher Education Facilities Authority, (College of St. Scholastica), 4.00%, 12/1/40	1,850	1,866,169
Minnesota Higher Education Facilities Authority, (Gustavus Adolphus College), 5.00%, 10/1/35	565	609,601
Minnesota Higher Education Facilities Authority, (Macalester College):
4.00%, 3/1/26	115	123,183
4.00%, 3/1/27	125	135,725
4.00%, 3/1/28	100	109,632
4.00%, 3/1/29	100	110,413
5.00%, 3/1/27	500	537,860
5.00%, 3/1/28	1,010	1,085,689
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/32	500	549,565
Minnesota Higher Education Facilities Authority, (St. Olaf College):
4.00%, 10/1/35	500	511,845
4.00%, 10/1/46	1,500	1,524,615
5.00%, 12/1/29	1,815	1,973,177
Minnesota Higher Education Facilities Authority, (University of St. Thomas):
4.00%, 10/1/32	910	937,782
4.00%, 10/1/36	500	503,795
4.00%, 10/1/37	500	503,015
5.00%, 10/1/30	650	714,292
5.00%, 10/1/34	250	276,123
5.00%, 4/1/35	750	801,503
Security	Principal Amount (000's omitted)	Value
Education (continued)
Minnesota State Colleges and Universities, 5.00%, 10/1/26	$1,535	$ 1,728,717
St. Paul Housing and Redevelopment Authority, MN, (Hmong College Prep Academy), 5.00%, 9/1/43	1,000	1,009,220
University of Minnesota:
5.00%, 4/1/27	500	553,690
5.00%, 8/1/27	625	678,775
5.00%, 4/1/41	2,000	2,160,220
		$ 27,297,799
Electric Utilities — 4.9%
Chaska, MN, Electric System Revenue, 5.00%, 10/1/30	$550	$ 601,442
Hutchinson, MN, Public Utility Revenue, 5.00%, 12/1/26	350	354,032
Minnesota Municipal Power Agency:
5.00%, 10/1/33	250	267,320
5.00%, 10/1/34	250	267,153
5.00%, 10/1/35	200	213,634
Northern Municipal Power Agency, MN:
5.00%, 1/1/30	460	510,664
5.00%, 1/1/31	670	736,169
5.00%, 1/1/41	240	261,002
Rochester, MN, Electric Utility Revenue:
5.00%, 12/1/29	700	793,359
5.00%, 12/1/30	700	793,044
5.00%, 12/1/42	820	913,767
St. Paul Port Authority, MN, District Energy Revenue:
4.00%, 10/1/42	1,250	1,271,750
(AMT), 4.00%, 10/1/40	1,000	1,023,200
Western Minnesota Municipal Power Agency:
5.00%, 1/1/34	1,000	1,091,490
5.00%, 1/1/36	900	976,158
		$ 10,074,184
Escrowed/Prerefunded — 1.1%
Minnesota Higher Education Facilities Authority, (St. Catherine University):
Prerefunded to 10/1/22, 5.00%, 10/1/26	$280	$ 281,646
Prerefunded to 10/1/22, 5.00%, 10/1/27	310	311,823
Prerefunded to 10/1/22, 5.00%, 10/1/32	560	563,293
Western Minnesota Municipal Power Agency, Prerefunded to 1/1/24, 5.00%, 1/1/34	1,000	1,047,090
		$ 2,203,852
General Obligations — 37.7%
Andover, MN, 4.00%, 2/1/30	$795	$ 865,501

See Notes to Financial Statements.

Eaton Vance
Minnesota Municipal Income Fund
July 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Anoka-Hennepin Independent School District No. 11, MN:
5.00%, 2/1/27	$1,000	$ 1,134,700
5.00%, 2/1/28	1,040	1,177,602
Brooklyn Center, MN, 4.00%, 2/1/30	1,060	1,153,153
Burnsville, MN:
3.00%, 12/20/32	620	631,997
4.00%, 12/20/31	640	719,270
Centennial Independent School District No. 12, MN:
0.00%, 2/1/28	1,000	865,250
0.00%, 2/1/35	350	224,739
Cloquet Independent School District No. 94, MN, 5.00%, 2/1/30	2,000	2,142,980
Dilworth-Glyndon-Felton Independent School District No. 2164, MN, 4.00%, 2/1/27	730	785,648
Duluth, MN:
5.00%, 2/1/34	1,000	1,105,560
Series 2016A, 5.00%, 2/1/31	1,000	1,100,560
Series 2019C, 5.00%, 2/1/31	500	580,120
Eden Prairie Independent School District No. 272, MN, 5.00%, 2/1/30	1,000	1,142,300
Edina Independent School District No. 273, MN, 5.00%, 2/1/28	1,625	1,846,016
Elk River Area Independent School District No. 728, MN, 4.00%, 2/1/32	2,000	2,056,400
Hennepin County Independent School District No. 281, MN, 5.00%, 2/1/29	1,010	1,163,793
Hennepin County Regional Railroad Authority, MN, 5.00%, 12/1/32	675	787,151
Hennepin County, MN:
5.00%, 12/15/33	2,280	2,630,231
5.00%, 12/1/35	2,000	2,236,600
5.00%, 12/15/36	500	572,090
Hopkins Independent School District No. 270, MN, 4.00%, 2/1/25	1,250	1,265,650
Mahtomedi Independent School District No. 832, MN, 5.00%, 2/1/31	1,000	1,066,450
Mankato Area Public Schools Independent School District No. 77, MN, 4.00%, 2/1/38	640	660,595
Maple River Independent School District No. 2135, MN, 4.00%, 2/1/38	1,315	1,376,424
Minneapolis Special School District No. 1, MN:
4.00%, 2/1/33	1,500	1,623,465
5.00%, 2/1/32	1,500	1,700,580
Minneapolis-St. Paul Metropolitan Council, MN:
4.00%, 3/1/30	1,000	1,097,230
5.00%, 3/1/29	2,000	2,356,880
Series 2018C, 5.00%, 3/1/28	2,500	2,837,475
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Minneapolis-St. Paul Metropolitan Council, MN: (continued)
Series 2022B, 5.00%, 3/1/28	$2,000	$ 2,324,700
Minnesota:
5.00%, 8/1/32	2,000	2,181,240
5.00%, 8/1/34	500	570,695
5.00%, 10/1/34	1,000	1,122,600
5.00%, 8/1/37	1,250	1,440,887
North St. Paul-Maplewood-Oakdale Independent School District No. 622, MN:
4.00%, 2/1/31	2,050	2,234,377
5.00%, 2/1/33	1,000	1,136,570
Pipestone, Rock and Murray Counties Independent School District No. 2689, MN, 5.00%, 2/1/29	1,205	1,409,320
Plymouth, MN:
4.00%, 2/1/27	1,000	1,091,750
4.00%, 2/1/30	390	432,416
Puerto Rico, 5.625%, 7/1/29	500	553,405
Rice County, MN, 4.00%, 2/1/52(1)	3,000	3,054,840
Rochester Independent School District No. 535, MN, 4.00%, 2/1/26	1,160	1,244,982
Rosemount-Apple Valley-Eagan Independent School District No. 196, MN:
4.00%, 2/1/28	2,000	2,137,500
5.00%, 2/1/27	1,000	1,110,220
Russell-Tyler-Ruthton Independent School District No. 2902, MN, 5.00%, 2/1/27	1,400	1,584,702
Sartell-St. Stephen Independent School District No. 748, MN:
0.00%, 2/1/32	1,350	992,129
0.00%, 2/1/37	1,500	870,495
Scott County, MN, 4.00%, 12/1/34	2,000	2,137,940
Spring Lake Park Independent School District No. 16, MN, 4.00%, 2/1/29	1,075	1,145,025
St. Louis Park Independent School District No. 283, MN:
4.00%, 2/1/31	2,000	2,141,700
5.00%, 2/1/29	845	974,141
St. Louis Park, MN, 4.00%, 2/1/28	1,000	1,086,720
St. Paul, MN:
5.00%, 12/1/27	750	848,355
5.00%, 5/1/28	1,200	1,396,368
Waseca Independent School District No. 829, MN, 4.00%, 2/1/28	1,575	1,683,281

See Notes to Financial Statements.

Eaton Vance
Minnesota Municipal Income Fund
July 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Watertown-Mayer Independent School District No. 111, MN, 0.00%, 2/1/36	$1,000	$ 624,130
Worthington Independent School District No. 518, MN, 4.00%, 2/1/31	730	777,085
		$ 77,213,983
Hospital — 14.4%
Duluth Economic Development Authority, MN, (Essentia Health Obligated Group):
5.00%, 2/15/37	$1,000	$ 1,067,150
5.00%, 2/15/48	3,000	3,142,110
Duluth Economic Development Authority, MN, (St. Luke's Hospital of Duluth Obligated Group):
4.00%, 6/15/34	520	519,802
4.00%, 6/15/38	375	368,843
4.00%, 6/15/39	225	220,496
5.25%, 6/15/52	2,000	2,104,000
Maple Grove, MN, (Maple Grove Hospital Corp.):
5.00%, 5/1/30	850	916,206
5.00%, 5/1/31	500	535,945
5.00%, 5/1/32	500	532,165
Minneapolis and St. Paul Housing and Redevelopment Authority, MN, (Allina Health System):
5.00%, 11/15/28	2,975	3,348,809
5.00%, 11/15/29	915	1,023,839
Minneapolis, MN, (Allina Health System), 4.00%, 11/15/39	3,250	3,311,522
Minneapolis, MN, (Fairview Health Services):
5.00%, 11/15/28	225	240,518
(LOC: Wells Fargo Bank, N.A.), 1.92%, 11/15/48(2)	1,650	1,650,000
Rochester, MN, (Mayo Clinic):
4.00%, 11/15/48	1,000	1,007,340
5.00%, 11/15/57	750	845,880
St. Cloud, MN, (CentraCare Health System), 5.00%, 5/1/46	2,650	2,743,916
St. Paul Housing and Redevelopment Authority, MN, (Fairview Health Services):
5.00%, 11/15/31	1,000	1,087,540
5.00%, 11/15/34	500	535,350
5.00%, 11/15/47	500	523,245
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group):
5.00%, 7/1/29	500	529,215
5.00%, 7/1/30	1,000	1,054,490
5.00%, 7/1/32	1,995	2,086,950
		$ 29,395,331
Security	Principal Amount (000's omitted)	Value
Housing — 1.8%
Minnesota Housing Finance Agency:
2.15%, 7/1/45	$900	$ 689,004
4.00%, 8/1/39	2,055	2,065,337
(FHLMC), (FNMA), (GNMA), 2.40%, 1/1/35	620	592,112
(FHLMC), (FNMA), (GNMA), 3.15%, 1/1/37	290	287,956
		$ 3,634,409
Insured - Electric Utilities — 5.0%
Central Minnesota Municipal Power Agency:
(AGM), 4.00%, 1/1/42	$340	$ 348,167
(AGM), 5.00%, 1/1/30	200	234,270
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	1,150	1,174,368
Southern Minnesota Municipal Power Agency, (NPFG), 0.00%, 1/1/25	9,000	8,548,740
		$ 10,305,545
Insured - Hospital — 1.0%
Minneapolis, MN, (Fairview Health Services), (AGM), 5.00%, 11/15/44	$2,000	$ 2,072,200
		$ 2,072,200
Lease Revenue/Certificates of Participation — 2.0%
Anoka-Hennepin Independent School District No. 11, MN, 5.00%, 2/1/34	$1,000	$ 1,044,070
Minnesota, 5.00%, 6/1/29	1,335	1,372,060
St. Paul Independent School District No. 625, MN, 5.00%, 2/1/27	1,500	1,699,275
		$ 4,115,405
Other Revenue — 2.5%
Center City, MN, (Hazelden Betty Ford Foundation):
4.00%, 11/1/28	$825	$ 840,246
4.00%, 11/1/34	500	508,160
5.00%, 11/1/27	400	417,772
5.00%, 11/1/29	300	311,007
Minnesota Municipal Gas Agency:
(Liq: Royal Bank of Canada), 2.521%, (67% of SOFR + 1.00%), to 12/1/27 (Put Date), 12/1/52(3)	1,000	958,620
(Liq: Royal Bank of Canada), 4.00% to 12/1/27 (Put Date), 12/1/52	2,045	2,125,716
		$ 5,161,521

See Notes to Financial Statements.

Eaton Vance
Minnesota Municipal Income Fund
July 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care — 2.8%
Apple Valley, MN, (PHS Apple Valley Senior Housing, Inc.):
4.50%, 9/1/53	$940	$ 878,853
5.00%, 9/1/43	1,000	1,007,330
North Oaks, MN, (Waverly Gardens):
4.00%, 10/1/25	1,600	1,644,480
4.00%, 10/1/26	1,680	1,733,928
Wayzata, MN, (Folkestone Senior Living Community), 4.00%, 8/1/44	435	391,870
		$ 5,656,461
Special Tax Revenue — 1.2%
American Samoa Economic Development Authority, 5.00%, 9/1/38(4)	$300	$ 327,615
Hennepin County, MN, Sales Tax Revenue, 5.00%, 12/15/24	1,325	1,427,727
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	695	702,763
		$ 2,458,105
Transportation — 2.9%
Minneapolis-St. Paul Metropolitan Airports Commission, MN:
5.00%, 1/1/27	$1,000	$ 1,121,200
5.00%, 1/1/35	1,000	1,029,480
(AMT), 5.00%, 1/1/25	1,000	1,038,290
(AMT), 5.00%, 1/1/28	1,250	1,393,713
(AMT), 5.00%, 1/1/33	1,200	1,324,224
		$ 5,906,907
Total Tax-Exempt Municipal Obligations (identified cost $188,369,467)		$187,697,392
Total Investments — 91.7% (identified cost $188,369,467)		$187,697,392
Other Assets, Less Liabilities — 8.3%		$ 16,967,252
Net Assets — 100.0%		$204,664,644
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	When-issued security.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at July 31, 2022.
(3)	Floating rate security. The stated interest rate represents the rate in effect at July 31, 2022.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2022, the aggregate value of these securities is $327,615 or 0.2% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2022, 7.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 5.2% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SOFR	– Secured Overnight Financing Rate

See Notes to Financial Statements.

Eaton Vance
New Jersey Municipal Income Fund
July 31, 2022
Portfolio of Investments

Tax-Exempt Municipal Obligations — 93.7%
Security	Principal Amount (000's omitted)	Value
Education — 2.8%
Essex County Improvement Authority, NJ, (Friends of TEAM Charter Schools, Inc.), 4.00%, 6/15/56	$1,550	$ 1,391,544
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/30	1,765	1,844,866
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/42	1,000	1,116,350
		$ 4,352,760
General Obligations — 19.6%
Bergen County Improvement Authority, NJ, 5.00%, 8/1/42	$1,250	$ 1,442,875
Bergen County Improvement Authority, NJ, (Bergen New Bridge Medical Center), 5.00%, 8/1/42(1)	2,575	2,984,605
Burlington County Bridge Commission, NJ:
5.00%, 8/1/27	400	456,008
5.00%, 8/1/30	500	576,185
5.00%, 8/1/31	410	471,238
5.00%, 8/1/32	250	286,537
5.00%, 10/1/36	1,000	1,109,330
Chester Township, NJ:
2.00%, 10/1/29	1,415	1,356,631
2.00%, 10/1/30	495	463,171
East Brunswick Board of Education, NJ, 4.00%, 8/1/34	1,200	1,309,212
East Brunswick, NJ:
2.00%, 7/15/30	2,375	2,229,412
2.00%, 2/15/31	250	230,098
2.00%, 2/15/32	505	452,051
2.00%, 2/15/33	515	447,205
Essex County, NJ:
2.00%, 9/1/31	995	912,674
2.00%, 9/1/32	2,935	2,641,060
4.00%, 8/15/33(1)	1,170	1,294,968
Gloucester County Improvement Authority, NJ, 4.00%, 4/1/35	2,000	2,073,540
Jersey City, NJ, 5.00%, 11/1/33	800	896,544
Livingston Township, NJ, 4.00%, 1/15/36	500	532,920
Monmouth County Improvement Authority, NJ:
3.00%, 12/1/34	175	172,281
3.00%, 12/1/35	350	342,891
3.00%, 12/1/36	100	96,902
4.00%, 12/1/36	580	617,016
Morris County Improvement Authority, NJ:
3.00%, 3/1/34	235	233,463
3.00%, 3/1/35	145	142,573
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Morris County Improvement Authority, NJ: (continued)
3.00%, 3/1/36	$150	$ 145,974
3.00%, 3/1/37	260	246,737
3.00%, 3/1/39	275	256,600
3.00%, 3/1/41	290	266,142
3.00%, 3/1/44	930	830,871
4.00%, 3/1/32	220	246,514
4.00%, 3/1/33	230	255,473
New Jersey, 4.00%, 6/1/30	1,000	1,099,550
Passaic County Improvement Authority, NJ:
3.00%, 8/15/36	110	106,791
3.00%, 8/15/38	150	140,922
4.00%, 8/15/32	185	204,886
4.00%, 8/15/33	110	120,374
4.00%, 8/15/34	100	108,266
Piscataway Township, NJ, 2.00%, 10/15/37	1,600	1,263,744
Summit, NJ, 3.00%, 7/15/45	1,360	1,134,920
		$ 30,199,154
Hospital — 13.9%
Camden County Improvement Authority, NJ, (Cooper Health System):
5.00%, 2/15/35	$750	$ 765,645
5.75%, 2/15/42	1,100	1,115,004
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	175	175,501
New Jersey Health Care Facilities Financing Authority, (AtlantiCare Health System Obligated Group):
4.00%, 7/1/35	750	771,847
4.00%, 7/1/37	710	726,628
New Jersey Health Care Facilities Financing Authority, (Hackensack Meridian Health Obligated Group), 5.00%, 7/1/28	100	112,827
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System):
5.00%, 7/1/32	590	637,648
5.00%, 7/1/39	2,750	2,931,060
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital):
5.00%, 7/1/32	50	52,353
5.00%, 7/1/33	1,155	1,207,749
New Jersey Health Care Facilities Financing Authority, (RWJ Barnabas Health Obligated Group):
4.00%, 7/1/45	1,500	1,523,370
5.00%, 7/1/23	2,415	2,487,981
5.00%, 7/1/31	2,355	2,573,026

See Notes to Financial Statements.

Eaton Vance
New Jersey Municipal Income Fund
July 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
New Jersey Health Care Facilities Financing Authority, (St. Joseph's Healthcare System Obligated Group):
3.00%, 7/1/32	$1,100	$ 1,036,178
3.125%, 7/1/33	835	773,227
4.00%, 7/1/48	3,000	2,898,240
New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group):
Prerefunded to 7/1/26, 5.00%, 7/1/28	1,000	1,107,050
Prerefunded to 7/1/26, 5.00%, 7/1/29	500	553,525
		$ 21,448,859
Housing — 1.6%
New Jersey Housing and Mortgage Finance Agency, SFMR, (AMT), 3.80%, 10/1/32	$2,415	$ 2,481,944
		$ 2,481,944
Industrial Development Revenue — 5.9%
New Jersey Economic Development Authority, (Middlesex Water Co.), (AMT), 5.00%, 8/1/59	$3,000	$ 3,261,990
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), 3.375%, 4/1/38	3,000	2,932,620
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 2.20% to 12/3/29 (Put Date), 10/1/39	3,100	2,832,966
		$ 9,027,576
Insured - Education — 0.8%
Atlantic County Improvement Authority, NJ, (Stockton University Atlantic City Campus Phase II):
(AGM), 5.00%, 7/1/30	$100	$ 116,280
(AGM), 5.00%, 7/1/31	100	117,406
(AGM), 5.00%, 7/1/32	100	116,595
(AGM), 5.00%, 7/1/33	150	173,959
(AGM), 5.00%, 7/1/34	100	115,488
(AGM), 5.00%, 7/1/35	135	155,470
New Jersey Educational Facilities Authority, (William Paterson University):
(AGM), 4.00%, 7/1/36	135	139,122
(AGM), 5.00%, 7/1/26	130	143,196
(AGM), 5.00%, 7/1/28	60	68,095
		$ 1,145,611
Insured - Electric Utilities — 2.0%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$3,020	$ 3,073,303
		$ 3,073,303
Security	Principal Amount (000's omitted)	Value
Insured - Escrowed/Prerefunded — 0.9%
Bayonne, NJ, (AGM), Prerefunded to 8/1/25, 5.00%, 8/1/26	$865	$ 946,033
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), Escrowed to Maturity, 5.25%, 7/1/26	380	427,272
		$ 1,373,305
Insured - General Obligations — 7.7%
Atlantic City, NJ:
(AGM), 4.00%, 3/1/42	$250	$ 254,185
(AGM), 5.00%, 3/1/37	1,500	1,636,260
Bayonne, NJ, (AGM), 5.00%, 8/1/25	615	670,731
East Orange, NJ:
(AGM), 5.00%, 10/15/29	130	152,897
(AGM), 5.00%, 10/15/30	175	205,118
(AGM), 5.00%, 10/15/31	400	466,932
Irvington Township, NJ, (AGM), 0.00%, 7/15/23	3,775	3,699,651
Lakewood Township, NJ:
(BAM), 4.00%, 11/1/26	250	270,772
(BAM), 4.00%, 11/1/27	120	131,602
Newark Board of Education, NJ, Sustainability Bonds, (BAM), 4.00%, 7/15/37	430	444,684
Newark, NJ, (AGM), 4.00%, 2/15/25	2,020	2,125,282
Paterson, NJ, (BAM), 5.00%, 1/15/26	1,305	1,322,448
Trenton, NJ, (BAM), 5.00%, 12/1/26	500	547,315
		$ 11,927,877
Insured - Special Tax Revenue — 9.7%
Garden State Preservation Trust, NJ, (AGM), 0.00%, 11/1/24	$6,000	$ 5,703,240
New Jersey Economic Development Authority, (Motor Vehicle Surcharges):
(AGC), 0.00%, 7/1/26	6,500	5,817,630
(AGC), 0.00%, 7/1/27	1,900	1,645,039
(NPFG), 5.25%, 7/1/26	1,620	1,782,373
		$ 14,948,282
Insured - Transportation — 1.7%
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$2,015	$ 2,066,060
South Jersey Transportation Authority, NJ, (AGM), 5.00%, 11/1/33	500	562,295
		$ 2,628,355

See Notes to Financial Statements.

Eaton Vance
New Jersey Municipal Income Fund
July 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 0.8%
Burlington County Bridge Commission, NJ, 4.00%, 4/1/35	$350	$ 377,482
New Jersey Economic Development Authority, (School Facilities Construction), 4.00%, 6/15/36	900	911,619
		$ 1,289,101
Other Revenue — 0.7%
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 6/1/32	$1,000	$ 1,081,380
		$ 1,081,380
Special Tax Revenue — 0.6%
American Samoa Economic Development Authority, 5.00%, 9/1/38(2)	$300	$ 327,615
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	615	621,870
		$ 949,485
Student Loan — 3.2%
New Jersey Higher Education Student Assistance Authority:
(AMT), 2.53%, (3 mo. USD LIBOR + 0.95%), 6/1/36(3)	$1,785	$ 1,784,232
(AMT), 3.25%, 12/1/29	755	739,507
(AMT), 4.00%, 12/1/34	600	611,538
(AMT), 5.00%, 12/1/29	1,565	1,757,464
		$ 4,892,741
Transportation — 21.8%
Delaware River and Bay Authority of Delaware and New Jersey, 4.00%, 1/1/39	$1,000	$ 1,029,030
Delaware River Port Authority of Pennsylvania and New Jersey:
5.00%, 1/1/33	1,000	1,128,820
5.00%, 1/1/35	2,270	2,532,208
5.00%, 1/1/36	1,250	1,383,275
Prerefunded to 1/1/24, 5.00%, 1/1/28	2,000	2,096,200
New Jersey Economic Development Authority, (Port Newark Container Terminal, LLC), (AMT), 5.00%, 10/1/37	1,500	1,579,995
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.375%, 1/1/43	275	280,868
New Jersey Economic Development Authority, (Transit Transportation Project), 4.00%, 11/1/39	375	375,787
New Jersey Transportation Trust Fund Authority, (Transportation Program):
4.00%, 6/15/39	1,000	1,013,520
5.00%, 6/15/35	1,000	1,114,490
5.00%, 6/15/38	3,220	3,472,255
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
New Jersey Transportation Trust Fund Authority, (Transportation System):
4.00%, 6/15/34	$1,000	$ 1,029,050
4.00%, 6/15/36	1,500	1,535,910
New Jersey Turnpike Authority:
4.00%, 1/1/48	580	587,331
5.00%, 1/1/31	375	407,389
5.00%, 1/1/45	2,780	2,913,635
Newark Housing Authority, NJ, (Newark Marine Terminal), 4.00%, 1/1/37	1,500	1,546,155
Port Authority of New York and New Jersey:
(AMT), 5.00%, 10/15/24	2,000	2,125,640
(AMT), 5.00%, 10/15/34	2,305	2,426,681
(AMT), 5.00%, 10/15/35	2,530	2,697,182
(AMT), 5.00%, 11/15/36	1,160	1,232,280
South Jersey Transportation Authority, NJ, 5.00%, 11/1/31	1,000	1,032,440
		$ 33,540,141
Total Tax-Exempt Municipal Obligations (identified cost $145,293,819)		$144,359,874

Taxable Municipal Obligations — 5.2%
Security	Principal Amount (000's omitted)	Value
General Obligations — 2.3%
Atlantic City, NJ, 7.50%, 3/1/40	$455	$ 560,906
Monroe Township Board of Education, NJ:
1.126%, 3/1/26	585	541,967
1.357%, 3/1/27	500	457,720
1.547%, 3/1/28	500	452,645
2.729%, 8/1/33	700	635,418
2.849%, 8/1/35	1,000	896,160
		$ 3,544,816

See Notes to Financial Statements.

Eaton Vance
New Jersey Municipal Income Fund
July 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Transportation — 2.9%
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(4)	$4,250	$ 4,507,253
		$ 4,507,253
Total Taxable Municipal Obligations (identified cost $8,288,358)		$ 8,052,069
Total Investments — 98.9% (identified cost $153,582,177)		$152,411,943
Other Assets, Less Liabilities — 1.1%		$ 1,644,513
Net Assets — 100.0%		$154,056,456
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	When-issued security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2022, the aggregate value of these securities is $327,615 or 0.2% of the Fund's net assets.
(3)	Floating rate security. The stated interest rate represents the rate in effect at July 31, 2022.
(4)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2022, 23.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.8% to 12.9% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
LIBOR	– London Interbank Offered Rate
NPFG	– National Public Finance Guarantee Corp.
SFMR	– Single Family Mortgage Revenue
Currency Abbreviations:
USD	– United States Dollar

See Notes to Financial Statements.

Eaton Vance
Pennsylvania Municipal Income Fund
July 31, 2022
Portfolio of Investments

Tax-Exempt Municipal Obligations — 102.1%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 3.6%
Delaware Valley Regional Finance Authority, PA:
2.00%, 10/1/29	$55	$ 51,757
5.75%, 7/1/32	4,500	5,577,885
		$ 5,629,642
Cogeneration — 0.2%
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 12/31/23(1)	$1,323	$ 238,218
		$ 238,218
Education — 14.5%
Adams County General Authority, PA, (Gettysburg College), 4.00%, 8/15/45	$1,250	$ 1,238,475
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 1.879%, (70% of SOFR + 0.29%), 8/1/27 (Put Date), 2/1/33(2)	1,600	1,550,208
Allegheny County Higher Education Building Authority, PA, (Duquesne University), 4.00%, 3/1/40	2,000	2,008,880
Bethlehem Redevelopment Authority, PA, (Moravian University):
4.00%, 10/1/38	300	287,826
5.00%, 10/1/28	700	763,140
Cumberland County Municipal Authority, PA, (Dickinson College):
5.00%, 5/1/30	775	852,221
5.00%, 5/1/31	1,145	1,256,054
5.00%, 11/1/37	1,000	1,008,680
Delaware County Authority, PA, (Haverford College), 5.00%, 10/1/42	1,470	1,601,653
Delaware County Authority, PA, (Villanova University), 5.00%, 8/1/40	1,120	1,191,803
Erie Higher Education Building Authority, PA, (Gannon University), 4.00%, 5/1/36	300	297,447
Lancaster Higher Education Authority, PA, (Elizabethtown College), 5.00%, 10/1/31	1,500	1,625,205
Lehigh County General Purpose Authority, PA, (Lehigh Valley Academy Regional Charter School), 4.00%, 6/1/52	2,000	1,877,800
Montgomery County Industrial Development Authority, PA, (Germantown Academy):
4.00%, 10/1/41	450	423,819
4.00%, 10/1/46	625	569,675
Pennsylvania State University:
5.00%, 9/1/34	1,585	1,755,752
Security	Principal Amount (000's omitted)	Value
Education (continued)
Pennsylvania State University: (continued)
5.00%, 9/1/47	$2,000	$ 2,294,320
Swarthmore Borough Authority, PA, (Swarthmore College), 4.00%, 9/15/43	1,875	1,934,550
		$ 22,537,508
Electric Utilities — 0.4%
Philadelphia, PA, Gas Works Revenue:
(LOC: TD Bank, N.A.), 1.42%, 8/1/31(3)	$200	$ 200,000
(LOC: TD Bank, N.A.), 1.42%, 9/1/34(3)	500	500,000
		$ 700,000
Escrowed/Prerefunded — 2.0%
Chartiers Valley School District, PA, Prerefunded to 4/15/25, 5.00%, 10/15/35	$1,000	$ 1,086,750
Hatboro-Horsham School District, PA, Prerefunded to 3/15/23, 5.00%, 9/15/27	1,100	1,124,079
Lancaster Industrial Development Authority, PA, (Garden Spot Village), Prerefunded to 5/1/23, 5.375%, 5/1/28	300	308,565
Owen J. Roberts School District, PA, Prerefunded to 5/15/23, 5.00%, 5/15/28	535	549,718
		$ 3,069,112
General Obligations — 6.1%
Allegheny County, PA, 5.00%, 11/1/43	$1,000	$ 1,118,060
Boyertown Area School District, PA, 5.00%, 10/1/38	1,000	1,049,520
Great Valley School District, PA, 4.00%, 9/1/42	1,045	1,082,108
Haverford Township School District, PA, (LOC: TD Bank, N.A.), 1.43%, 3/1/30(3)	1,600	1,600,000
Lower Paxton Township, PA:
4.00%, 4/1/43	300	306,366
4.00%, 4/1/45	310	315,341
Penn-Delco School District, PA, 4.00%, 6/1/45	1,500	1,529,565
Pequea Valley School District, PA, 4.00%, 5/15/46	825	841,475
Puerto Rico, 5.625%, 7/1/29	750	830,108
Seneca Valley School District, PA, 5.00%, 4/1/31	750	860,738
		$ 9,533,281
Hospital — 15.2%
Allegheny County Hospital Development Authority, PA, (UPMC Health System):
4.00%, 7/15/38	$500	$ 503,560
5.00%, 7/15/33	1,000	1,124,540
Bucks County Industrial Development Authority, PA, (Grand View Hospital):
5.00%, 7/1/27	475	514,615

See Notes to Financial Statements.

Eaton Vance
Pennsylvania Municipal Income Fund
July 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Bucks County Industrial Development Authority, PA, (Grand View Hospital): (continued)
5.00%, 7/1/35	$500	$ 525,880
Bucks County Industrial Development Authority, PA, (St. Luke's University Health Network), 4.00%, 8/15/38	1,500	1,507,020
Centre County Hospital Authority, PA, (Mount Nittany Medical Center), 5.00%, 11/15/30	505	535,356
Chester County Health and Education Facilities Authority, PA, (Main Line Health System):
5.00%, 10/1/31	1,350	1,498,095
5.00%, 10/1/35	2,000	2,166,760
DuBois Hospital Authority, PA, (Penn Highlands Healthcare):
5.00%, 7/15/31	790	895,670
5.00%, 7/15/37	500	545,995
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), Prerefunded to 6/1/23, 6.00%, 6/1/39	1,345	1,391,900
Lancaster County Hospital Authority, PA, (Penn State Health), 5.00%, 11/1/51	1,500	1,600,755
Lancaster County Hospital Authority, PA, (University of Pennsylvania Health System), 5.00%, 8/15/36	650	702,390
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 4.00%, 7/1/35	1,000	1,005,930
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University Obligated Group):
4.00%, 9/1/34	1,000	1,027,700
5.00%, 9/1/33	1,000	1,124,020
5.00%, 9/1/37	1,000	1,087,250
Pennsylvania Economic Development Financing Authority, (UPMC), 1.75%, (SIFMA + 0.42), 11/15/24(2)	1,000	990,260
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System):
4.00%, 8/15/42	150	151,701
5.00%, 8/15/37	2,600	2,844,010
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 4.00%, 6/1/49	2,000	1,996,960
		$ 23,740,367
Housing — 1.2%
Pennsylvania Higher Educational Facilities Authority, (University Properties, Inc.), 5.00%, 7/1/35	$750	$ 764,363
Pennsylvania Housing Finance Agency, SFMR, 2.35%, 10/1/40	1,405	1,123,227
		$ 1,887,590
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue — 2.9%
Pennsylvania Economic Development Financing Authority, (Republic Services, Inc.), (AMT), 2.00% to 10/17/22 (Put Date), 4/1/34	$2,500	$ 2,498,775
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 2.00% to 11/1/22 (Put Date), 8/1/45(4)	2,000	2,000,018
		$ 4,498,793
Insured - Electric Utilities — 0.7%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,130	$ 1,149,945
		$ 1,149,945
Insured - Escrowed/Prerefunded — 3.0%
Cambria County, PA, (BAM), Prerefunded to 8/1/24, 5.00%, 8/1/30	$2,270	$ 2,416,914
McKeesport Area School District, PA:
(AGM), Prerefunded to 9/1/23, 5.00%, 3/1/38	60	62,200
(AMBAC), Escrowed to Maturity, 0.00%, 10/1/25	2,320	2,179,315
		$ 4,658,429
Insured - General Obligations — 14.7%
Allentown City School District, PA:
(BAM), 5.00%, 6/1/31	$500	$ 550,010
(BAM), 5.00%, 6/1/32	1,000	1,098,480
(BAM), 5.00%, 6/1/33	1,000	1,096,930
Bethlehem Area School District, PA, (BAM), 5.00%, 8/1/32	1,500	1,629,060
Cambria County, PA:
(AGM), 4.00%, 8/1/35	700	729,883
(BAM), 5.00%, 8/1/30	1,050	1,113,693
Coatesville Area School District, PA, (AGM), 5.00%, 8/1/25	300	327,000
Elizabeth Forward School District, PA:
(NPFG), 0.00%, 9/1/22	2,170	2,165,812
(NPFG), 0.00%, 9/1/23	2,170	2,108,589
Erie School District, PA, (AGM), 4.00%, 4/1/33	1,000	1,078,760
Hopewell School District, PA:
(AGM), 0.00%, 9/1/22	1,000	998,660
(AGM), 0.00%, 9/1/26	1,000	910,050
Lake-Lehman School District, PA, (NPFG), 0.00%, 4/1/26	1,315	1,192,429
Lancaster School District, PA, (AGM), 4.00%, 6/1/36	60	62,764
Luzerne County, PA, (AGM), 5.00%, 11/15/29	1,000	1,086,440
McKeesport Area School District, PA, (AMBAC), 0.00%, 10/1/25	1,100	1,006,511

See Notes to Financial Statements.

Eaton Vance
Pennsylvania Municipal Income Fund
July 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Montour School District, PA:
(AGM), 5.00%, 4/1/32	$1,000	$ 1,082,950
(AGM), 5.00%, 4/1/33	1,960	2,116,349
Oakmont Borough, PA, (AGM), 4.00%, 11/15/46	1,300	1,338,740
Philadelphia School District, PA, (AGM), 5.00%, 9/1/34	1,000	1,146,780
		$ 22,839,890
Insured - Hospital — 1.4%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$2,000	$ 2,144,720
		$ 2,144,720
Insured - Lease Revenue/Certificates of Participation — 7.1%
State Public School Building Authority, PA, (Philadelphia School District):
(AGM), 5.50%, 6/1/28	$3,250	$ 3,805,360
(AGM), 5.50%, 6/1/28(5)	6,250	7,318,000
		$ 11,123,360
Insured - Transportation — 1.5%
Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	$2,000	$ 2,369,980
		$ 2,369,980
Insured - Water and Sewer — 3.2%
Allegheny County Sanitary Authority, PA, (BAM), 5.00%, 12/1/28	$1,000	$ 1,045,700
Greater Johnstown Water Authority, PA, Sewer Revenue, (AGM), 4.00%, 8/15/38	1,740	1,797,124
Pittsburgh Water and Sewer Authority, PA, (AGM), 4.00%, 9/1/34	2,000	2,133,580
		$ 4,976,404
Lease Revenue/Certificates of Participation — 2.1%
Bucks County Community College Authority, PA, 5.00%, 6/15/38	$605	$ 681,030
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/34	2,405	2,631,960
		$ 3,312,990
Other Revenue — 0.7%
Allentown Neighborhood Improvement Zone Development Authority, PA, (City Center Project), Series 2018, 5.00%, 5/1/42(6)	$1,000	$ 1,032,910
		$ 1,032,910
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care — 5.2%
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries):
5.00%, 1/1/31	$500	$ 541,245
5.00%, 1/1/39	1,810	1,917,731
Prerefunded to 1/1/29, 5.00%, 1/1/39	190	221,303
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.):
5.00%, 12/1/29	815	832,221
5.00%, 12/1/33	455	456,679
Lancaster County Hospital Authority, PA, (Brethren Village), 5.125%, 7/1/37	1,265	1,277,789
Montgomery County Industrial Development Authority, PA, (ACTS Retirement-Life Communities, Inc. Obligated Group):
4.00%, 11/15/43	200	193,848
5.00%, 11/15/45	1,000	1,074,980
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.00%, 1/1/33	1,000	1,021,380
West Cornwall Township Municipal Authority, PA, (Lebanon Valley Brethren Home), 4.00%, 11/15/46	525	501,375
		$ 8,038,551
Special Tax Revenue — 1.5%
American Samoa Economic Development Authority, 5.00%, 9/1/38(6)	$300	$ 327,615
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/24	36	33,814
0.00%, 7/1/27	34	28,723
0.00%, 7/1/29	34	26,326
0.00%, 7/1/31	43	30,138
0.00%, 7/1/33	49	30,735
0.00%, 7/1/46	463	134,955
0.00%, 7/1/51	377	81,620
4.329%, 7/1/40	933	926,012
4.50%, 7/1/34	36	36,506
4.536%, 7/1/53	5	4,827
4.784%, 7/1/58	73	72,980
5.00%, 7/1/58	615	621,870
		$ 2,356,121
Student Loan — 0.8%
Pennsylvania Higher Education Assistance Agency, (AMT), 5.00%, 6/1/28	$1,075	$ 1,182,758
		$ 1,182,758

See Notes to Financial Statements.

Eaton Vance
Pennsylvania Municipal Income Fund
July 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Transportation — 12.5%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport):
(AMT), 4.00%, 1/1/38	$3,125	$ 3,131,156
(AMT), 4.00%, 1/1/39	1,230	1,231,181
(AMT), 5.00%, 1/1/26	1,600	1,732,112
Delaware River Joint Toll Bridge Commission of Pennsylvania and New Jersey, 5.00%, 7/1/42	1,500	1,638,915
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/38	2,470	2,704,625
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	1,960	1,964,822
Pennsylvania Turnpike Commission:
4.00%, 12/1/45	500	494,650
4.00%, 12/1/51	1,000	976,400
5.00%, 12/1/37	1,500	1,655,625
(LOC: TD Bank, N.A.), 1.43%, 12/1/39(3)	1,600	1,600,000
Philadelphia, PA, Airport Revenue:
(AMT), 5.00%, 7/1/33	1,250	1,343,937
(AMT), 5.00%, 7/1/37	1,000	1,060,700
		$ 19,534,123
Water and Sewer — 1.6%
Luzerne County Industrial Development Authority, PA, (Pennsylvania-American Water Co.), (AMT), 2.45% to 12/3/29 (Put Date), 12/1/39	$750	$ 732,878
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 3.00%, 4/1/39	2,000	1,822,000
		$ 2,554,878
Total Tax-Exempt Municipal Obligations (identified cost $159,266,827)		$159,109,570

Taxable Municipal Obligations — 0.2%
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.1%
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(1)	$536	$ 96,471
		$ 96,471
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations — 0.1%
Valley View School District, PA, (BAM), 2.875%, 5/15/31	$250	$ 241,938
		$ 241,938
Total Taxable Municipal Obligations (identified cost $785,956)		$ 338,409
Total Investments — 102.3% (identified cost $160,052,783)		$159,447,979
Other Assets, Less Liabilities — (2.3)%		$ (3,547,513)
Net Assets — 100.0%		$155,900,466
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(2)	Floating rate security. The stated interest rate represents the rate in effect at July 31, 2022.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at July 31, 2022.
(4)	When-issued security.
(5)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).
(6)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2022, the aggregate value of these securities is $1,360,525 or 0.9% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2022, 31.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.0% to 17.8% of total investments.

See Notes to Financial Statements.

Eaton Vance
Pennsylvania Municipal Income Fund
July 31, 2022
Portfolio of Investments — continued

Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2022
Statements of Assets and Liabilities

	July 31, 2022
	Arizona Fund	Connecticut Fund	Minnesota Fund
Assets
Investments:
Identified cost	$ 63,806,739	$ 85,319,866	$ 188,369,467
Unrealized appreciation (depreciation)	184,687	80,925	(672,075)
Investments, at value	$63,991,426	$85,400,791	$187,697,392
Cash	$ 3,267,980	$ 1,868,960	$ 18,017,749
Interest receivable	392,698	640,021	2,361,451
Receivable for Fund shares sold	191,146	824,496	516,250
Total assets	$67,843,250	$88,734,268	$208,592,842
Liabilities
Payable for when-issued securities	$ 1,180,380	$ —	$ 2,977,500
Payable for Fund shares redeemed	50,301	115,510	680,971
Distributions payable	8,864	31,384	95,364
Payable to affiliate:
Investment adviser fee	14,984	21,843	56,962
Distribution and service fees	7,208	10,282	11,255
Accrued expenses	77,560	89,503	106,146
Total liabilities	$ 1,339,297	$ 268,522	$ 3,928,198
Net Assets	$66,503,953	$88,465,746	$204,664,644
Sources of Net Assets
Paid-in capital	$ 67,209,862	$ 89,991,711	$ 207,363,392
Accumulated loss	(705,909)	(1,525,965)	(2,698,748)
Net Assets	$66,503,953	$88,465,746	$204,664,644
Class A Shares
Net Assets	$ 31,125,114	$ 47,638,730	$ 54,414,735
Shares Outstanding	3,426,428	4,992,025	5,930,207
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.08	$ 9.54	$ 9.18
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 9.39	$ 9.86	$ 9.49
Class C Shares
Net Assets	$ 2,383,898	$ 2,925,924	$ 2,504,968
Shares Outstanding	236,097	307,772	253,798
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 10.10	$ 9.51	$ 9.87
Class I Shares
Net Assets	$ 32,994,941	$ 37,901,092	$ 147,744,941
Shares Outstanding	3,632,350	3,970,934	16,101,371
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.08	$ 9.54	$ 9.18
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2022
Statements of Assets and Liabilities — continued

	July 31, 2022
	New Jersey Fund	Pennsylvania Fund
Assets
Investments:
Identified cost	$ 153,582,177	$ 160,052,783
Unrealized depreciation	(1,170,234)	(604,804)
Investments, at value	$152,411,943	$159,447,979
Cash	$ 3,826,430	$ 2,210,614
Interest receivable	1,115,093	1,457,302
Receivable for investments sold	261,558	—
Receivable for Fund shares sold	1,120,204	394,306
Total assets	$158,735,228	$163,510,201
Liabilities
Payable for floating rate notes issued	$ —	$ 4,999,950
Payable for when-issued securities	4,211,106	2,000,000
Payable for Fund shares redeemed	229,869	340,146
Distributions payable	52,375	70,806
Payable to affiliate:
Investment adviser fee	43,714	45,621
Distribution and service fees	20,137	19,560
Interest expense and fees payable	—	12,497
Accrued expenses	121,571	121,155
Total liabilities	$ 4,678,772	$ 7,609,735
Net Assets	$154,056,456	$155,900,466
Sources of Net Assets
Paid-in capital	$ 159,542,024	$ 170,597,371
Accumulated loss	(5,485,568)	(14,696,905)
Net Assets	$154,056,456	$155,900,466
Class A Shares
Net Assets	$ 87,385,112	$ 90,612,081
Shares Outstanding	9,913,079	11,409,247
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.82	$ 7.94
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 9.12	$ 8.21
Class C Shares
Net Assets	$ 6,864,940	$ 5,316,753
Shares Outstanding	747,194	646,482
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 9.19	$ 8.22
Class I Shares
Net Assets	$ 59,806,404	$ 59,971,632
Shares Outstanding	6,772,067	7,522,870
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.83	$ 7.97
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2022
Statements of Operations

	Year Ended July 31, 2022
	Arizona Fund	Connecticut Fund	Minnesota Fund
Investment Income
Interest income	$ 2,043,934	$ 2,328,535	$ 4,503,961
Total investment income	$ 2,043,934	$ 2,328,535	$ 4,503,961
Expenses
Investment adviser fee	$ 203,575	$ 238,103	$ 649,974
Distribution and service fees:
Class A	74,057	99,354	118,655
Class C	27,844	32,399	32,596
Trustees’ fees and expenses	4,768	5,674	12,871
Custodian fee	27,199	29,174	50,569
Transfer and dividend disbursing agent fees	22,108	38,878	75,589
Legal and accounting services	52,756	43,575	51,340
Printing and postage	6,914	10,306	11,410
Registration fees	14,720	5,210	11,635
Miscellaneous	26,761	28,593	36,725
Total expenses	$ 460,702	$ 531,266	$ 1,051,364
Net investment income	$ 1,583,232	$ 1,797,269	$ 3,452,597
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (593,587)	$ (739,747)	$ (1,256,260)
Net realized loss	$ (593,587)	$ (739,747)	$ (1,256,260)
Change in unrealized appreciation (depreciation):
Investments	$ (6,059,063)	$ (6,156,169)	$ (12,786,850)
Net change in unrealized appreciation (depreciation)	$(6,059,063)	$(6,156,169)	$(12,786,850)
Net realized and unrealized loss	$(6,652,650)	$(6,895,916)	$(14,043,110)
Net decrease in net assets from operations	$(5,069,418)	$(5,098,647)	$(10,590,513)

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2022
Statements of Operations — continued

	Year Ended July 31, 2022
	New Jersey Fund	Pennsylvania Fund
Investment Income
Interest income	$ 5,187,005	$ 5,538,708
Total investment income	$ 5,187,005	$ 5,538,708
Expenses
Investment adviser fee	$ 630,821	$ 606,881
Distribution and service fees:
Class A	199,255	203,719
Class C	83,701	62,312
Trustees’ fees and expenses	10,908	10,661
Custodian fee	48,388	46,454
Transfer and dividend disbursing agent fees	79,561	86,480
Legal and accounting services	62,167	69,462
Printing and postage	19,337	14,762
Registration fees	5,579	4,733
Interest expense and fees	—	49,290
Miscellaneous	39,589	37,602
Total expenses	$ 1,179,306	$ 1,192,356
Net investment income	$ 4,007,699	$ 4,346,352
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (4,579,358)	$ (2,213,310)
Net realized loss	$ (4,579,358)	$ (2,213,310)
Change in unrealized appreciation (depreciation):
Investments	$ (16,045,083)	$ (16,113,808)
Net change in unrealized appreciation (depreciation)	$(16,045,083)	$(16,113,808)
Net realized and unrealized loss	$(20,624,441)	$(18,327,118)
Net decrease in net assets from operations	$(16,616,742)	$(13,980,766)

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2022
Statements of Changes in Net Assets

	Year Ended July 31, 2022
	Arizona Fund	Connecticut Fund	Minnesota Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 1,583,232	$ 1,797,269	$ 3,452,597
Net realized loss	(593,587)	(739,747)	(1,256,260)
Net change in unrealized appreciation (depreciation)	(6,059,063)	(6,156,169)	(12,786,850)
Net decrease in net assets from operations	$ (5,069,418)	$ (5,098,647)	$ (10,590,513)
Distributions to shareholders:
Class A	$ (781,462)	$ (1,068,991)	$ (994,207)
Class C	(39,608)	(47,633)	(31,390)
Class I	(766,802)	(679,633)	(2,494,800)
Total distributions to shareholders	$ (1,587,872)	$ (1,796,257)	$ (3,520,397)
Transactions in shares of beneficial interest:
Class A	$ (7,129,178)	$ (944,936)	$ (3,983,341)
Class C	(1,049,820)	(586,261)	(1,713,386)
Class I	(198,605)	13,733,099	27,845,206
Net increase (decrease) in net assets from Fund share transactions	$ (8,377,603)	$12,201,902	$ 22,148,479
Net increase (decrease) in net assets	$(15,034,893)	$ 5,306,998	$ 8,037,569
Net Assets
At beginning of year	$ 81,538,846	$ 83,158,748	$ 196,627,075
At end of year	$ 66,503,953	$88,465,746	$204,664,644

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2022
Statements of Changes in Net Assets — continued

	Year Ended July 31, 2022
	New Jersey Fund	Pennsylvania Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 4,007,699	$ 4,346,352
Net realized loss	(4,579,358)	(2,213,310)
Net change in unrealized appreciation (depreciation)	(16,045,083)	(16,113,808)
Net decrease in net assets from operations	$ (16,616,742)	$ (13,980,766)
Distributions to shareholders:
Class A	$ (2,272,763)	$ (2,564,121)
Class C	(136,975)	(115,392)
Class I	(1,859,863)	(1,754,196)
Total distributions to shareholders	$ (4,269,601)	$ (4,433,709)
Transactions in shares of beneficial interest:
Class A	$ (8,775,622)	$ (11,345,524)
Class C	(2,016,247)	(1,761,462)
Class I	(11,920,973)	156,603
Net decrease in net assets from Fund share transactions	$ (22,712,842)	$ (12,950,383)
Net decrease in net assets	$ (43,599,185)	$ (31,364,858)
Net Assets
At beginning of year	$ 197,655,641	$ 187,265,324
At end of year	$154,056,456	$155,900,466

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2022
Statements of Changes in Net Assets — continued

	Year Ended July 31, 2021
	Arizona Fund	Connecticut Fund	Minnesota Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 1,550,956	$ 1,911,744	$ 3,496,037
Net realized gain	22,696	282,550	141,836
Net change in unrealized appreciation (depreciation)	266,614	169,069	173,987
Net increase in net assets from operations	$ 1,840,266	$ 2,363,363	$ 3,811,860
Distributions to shareholders:
Class A	$ (879,219)	$ (1,243,775)	$ (1,081,431)
Class C	(59,638)	(69,809)	(52,958)
Class I	(692,485)	(596,272)	(2,373,833)
Total distributions to shareholders	$ (1,631,342)	$ (1,909,856)	$ (3,508,222)
Transactions in shares of beneficial interest:
Class A	$ 2,727,674	$ 134,052	$ 2,233,458
Class C	(810,839)	(1,398,937)	(2,135,328)
Class I	13,457,889	4,730,974	7,164,185
Net increase in net assets from Fund share transactions	$15,374,724	$ 3,466,089	$ 7,262,315
Net increase in net assets	$15,583,648	$ 3,919,596	$ 7,565,953
Net Assets
At beginning of year	$ 65,955,198	$ 79,239,152	$ 189,061,122
At end of year	$81,538,846	$83,158,748	$196,627,075

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2022
Statements of Changes in Net Assets — continued

	Year Ended July 31, 2021
	New Jersey Fund	Pennsylvania Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 4,013,258	$ 4,927,490
Net realized gain	2,451,476	678,006
Net change in unrealized appreciation (depreciation)	1,399,455	1,315,093
Net increase in net assets from operations	$ 7,864,189	$ 6,920,589
Distributions to shareholders:
Class A	$ (2,549,686)	$ (2,938,598)
Class C	(185,151)	(180,430)
Class I	(1,904,410)	(1,808,942)
Total distributions to shareholders	$ (4,639,247)	$ (4,927,970)
Transactions in shares of beneficial interest:
Class A	$ 4,947,865	$ (3,774,434)
Class C	(1,055,613)	(4,128,978)
Class I	12,870,917	1,336,251
Net increase (decrease) in net assets from Fund share transactions	$ 16,763,169	$ (6,567,161)
Net increase (decrease) in net assets	$ 19,988,111	$ (4,574,542)
Net Assets
At beginning of year	$ 177,667,530	$ 191,839,866
At end of year	$197,655,641	$187,265,324

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2022
Financial Highlights

	Arizona Fund — Class A
	Year Ended July 31,
	2022	2021	2020	2019	2018
Net asset value — Beginning of year	$ 9.930	$ 9.910	$ 9.750	$ 9.440	$ 9.580
Income (Loss) From Operations
Net investment income(1)	$ 0.200	$ 0.206	$ 0.238	$ 0.258	$ 0.276
Net realized and unrealized gain (loss)	(0.849)	0.032	0.182	0.310	(0.132)
Total income (loss) from operations	$ (0.649)	$ 0.238	$ 0.420	$ 0.568	$ 0.144
Less Distributions
From net investment income	$ (0.201)	$ (0.218)	$ (0.260)	$ (0.258)	$ (0.284)
Total distributions	$ (0.201)	$ (0.218)	$ (0.260)	$ (0.258)	$ (0.284)
Net asset value — End of year	$ 9.080	$ 9.930	$ 9.910	$ 9.750	$ 9.440
Total Return(2)	(6.59)%	2.44%	4.38%	6.12%	1.53%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$31,125	$41,643	$38,854	$34,704	$33,704
Ratios (as a percentage of average daily net assets):
Expenses	0.69%	0.67%	0.68%	0.70%	0.71%
Net investment income	2.11%	2.08%	2.44%	2.73%	2.90%
Portfolio Turnover	19%	26%	16%	6%	8%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2022
Financial Highlights — continued

	Arizona Fund — Class C
	Year Ended July 31,
	2022	2021	2020	2019	2018
Net asset value — Beginning of year	$ 11.040	$ 11.020	$ 10.840	$ 10.500	$ 10.650
Income (Loss) From Operations
Net investment income(1)	$ 0.142	$ 0.148	$ 0.183	$ 0.208	$ 0.227
Net realized and unrealized gain (loss)	(0.938)	0.034	0.208	0.339	(0.140)
Total income (loss) from operations	$ (0.796)	$ 0.182	$ 0.391	$ 0.547	$ 0.087
Less Distributions
From net investment income	$ (0.144)	$ (0.162)	$ (0.211)	$ (0.207)	$ (0.237)
Total distributions	$ (0.144)	$ (0.162)	$ (0.211)	$ (0.207)	$ (0.237)
Net asset value — End of year	$10.100	$11.040	$11.020	$10.840	$10.500
Total Return(2)	(7.24)%	1.67%	3.65%	5.28%	0.83%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 2,384	$ 3,684	$ 4,490	$ 4,279	$ 5,025
Ratios (as a percentage of average daily net assets):
Expenses	1.44%	1.42%	1.43%	1.45%	1.46%
Net investment income	1.35%	1.35%	1.69%	1.98%	2.15%
Portfolio Turnover	19%	26%	16%	6%	8%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2022
Financial Highlights — continued

	Arizona Fund — Class I
	Year Ended July 31,
	2022	2021	2020	2019	2018
Net asset value — Beginning of year	$ 9.930	$ 9.910	$ 9.750	$ 9.440	$ 9.580
Income (Loss) From Operations
Net investment income(1)	$ 0.219	$ 0.223	$ 0.257	$ 0.276	$ 0.295
Net realized and unrealized gain (loss)	(0.849)	0.034	0.184	0.310	(0.132)
Total income (loss) from operations	$ (0.630)	$ 0.257	$ 0.441	$ 0.586	$ 0.163
Less Distributions
From net investment income	$ (0.220)	$ (0.237)	$ (0.281)	$ (0.276)	$ (0.303)
Total distributions	$ (0.220)	$ (0.237)	$ (0.281)	$ (0.276)	$ (0.303)
Net asset value — End of year	$ 9.080	$ 9.930	$ 9.910	$ 9.750	$ 9.440
Total Return(2)	(6.40)%	2.64%	4.60%	6.33%	1.74%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$32,995	$36,212	$22,611	$19,612	$13,292
Ratios (as a percentage of average daily net assets):
Expenses	0.49%	0.47%	0.48%	0.49%	0.51%
Net investment income	2.31%	2.26%	2.64%	2.91%	3.10%
Portfolio Turnover	19%	26%	16%	6%	8%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2022
Financial Highlights — continued

	Connecticut Fund — Class A
	Year Ended July 31,
	2022	2021	2020	2019	2018
Net asset value — Beginning of year	$10.410	$ 10.350	$ 10.230	$ 9.960	$10.200
Income (Loss) From Operations
Net investment income(1)	$ 0.214	$ 0.242	$ 0.265	$ 0.296	$ 0.324
Net realized and unrealized gain (loss)	(0.870)	0.059	0.136	0.269	(0.243)
Total income (loss) from operations	$ (0.656)	$ 0.301	$ 0.401	$ 0.565	$ 0.081
Less Distributions
From net investment income	$ (0.214)	$ (0.241)	$ (0.281)	$ (0.295)	$ (0.321)
Total distributions	$ (0.214)	$ (0.241)	$ (0.281)	$ (0.295)	$ (0.321)
Net asset value — End of year	$ 9.540	$10.410	$10.350	$10.230	$ 9.960
Total Return(2)	(6.36)%	2.95%	3.99%	5.78%	0.82%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$47,639	$ 52,924	$ 52,501	$ 52,275	$54,900
Ratios (as a percentage of average daily net assets):
Expenses	0.69%	0.69%	0.72%	0.73%	0.73%
Net investment income	2.15%	2.34%	2.59%	2.97%	3.22%
Portfolio Turnover	31%	19%	26%	16%	10%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2022
Financial Highlights — continued

	Connecticut Fund — Class C
	Year Ended July 31,
	2022	2021	2020	2019	2018
Net asset value — Beginning of year	$10.370	$ 10.310	$ 10.190	$ 9.920	$10.160
Income (Loss) From Operations
Net investment income(1)	$ 0.139	$ 0.164	$ 0.187	$ 0.220	$ 0.247
Net realized and unrealized gain (loss)	(0.860)	0.059	0.136	0.269	(0.242)
Total income (loss) from operations	$ (0.721)	$ 0.223	$ 0.323	$ 0.489	$ 0.005
Less Distributions
From net investment income	$ (0.139)	$ (0.163)	$ (0.203)	$ (0.219)	$ (0.245)
Total distributions	$ (0.139)	$ (0.163)	$ (0.203)	$ (0.219)	$ (0.245)
Net asset value — End of year	$ 9.510	$10.370	$10.310	$10.190	$ 9.920
Total Return(2)	(6.99)%	2.19%	3.21%	5.01%	0.06%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 2,926	$ 3,815	$ 5,194	$ 4,782	$ 4,588
Ratios (as a percentage of average daily net assets):
Expenses	1.44%	1.44%	1.47%	1.47%	1.48%
Net investment income	1.40%	1.59%	1.84%	2.21%	2.47%
Portfolio Turnover	31%	19%	26%	16%	10%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2022
Financial Highlights — continued

	Connecticut Fund — Class I
	Year Ended July 31,
	2022	2021	2020	2019	2018
Net asset value — Beginning of year	$10.410	$ 10.350	$ 10.230	$ 9.960	$10.200
Income (Loss) From Operations
Net investment income(1)	$ 0.233	$ 0.262	$ 0.286	$ 0.316	$ 0.344
Net realized and unrealized gain (loss)	(0.869)	0.060	0.136	0.269	(0.242)
Total income (loss) from operations	$ (0.636)	$ 0.322	$ 0.422	$ 0.585	$ 0.102
Less Distributions
From net investment income	$ (0.234)	$ (0.262)	$ (0.302)	$ (0.315)	$ (0.342)
Total distributions	$ (0.234)	$ (0.262)	$ (0.302)	$ (0.315)	$ (0.342)
Net asset value — End of year	$ 9.540	$10.410	$10.350	$10.230	$ 9.960
Total Return(2)	(6.17)%	3.16%	4.20%	6.00%	1.03%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$37,901	$ 26,420	$ 21,544	$ 21,081	$13,842
Ratios (as a percentage of average daily net assets):
Expenses	0.49%	0.49%	0.52%	0.53%	0.53%
Net investment income	2.37%	2.53%	2.80%	3.16%	3.42%
Portfolio Turnover	31%	19%	26%	16%	10%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2022
Financial Highlights — continued

	Minnesota Fund — Class A
	Year Ended July 31,
	2022	2021	2020	2019	2018
Net asset value — Beginning of year	$ 9.860	$ 9.840	$ 9.610	$ 9.250	$ 9.480
Income (Loss) From Operations
Net investment income(1)	$ 0.156	$ 0.170	$ 0.187	$ 0.224	$ 0.241
Net realized and unrealized gain (loss)	(0.677)	0.021	0.233	0.361	(0.227)
Total income (loss) from operations	$ (0.521)	$ 0.191	$ 0.420	$ 0.585	$ 0.014
Less Distributions
From net investment income	$ (0.159)	$ (0.171)	$ (0.190)	$ (0.225)	$ (0.244)
Total distributions	$ (0.159)	$ (0.171)	$ (0.190)	$ (0.225)	$ (0.244)
Net asset value — End of year	$ 9.180	$ 9.860	$ 9.840	$ 9.610	$ 9.250
Total Return(2)	(5.31)%	1.96%	4.42%	6.42%	0.15%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$54,415	$62,712	$60,367	$57,812	$56,760
Ratios (as a percentage of average daily net assets):
Expenses	0.66%	0.65%	0.66%	0.70%	0.69%
Net investment income	1.64%	1.73%	1.93%	2.41%	2.57%
Portfolio Turnover	23%	9%	14%	21%	20%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2022
Financial Highlights — continued

	Minnesota Fund — Class C
	Year Ended July 31,
	2022	2021	2020	2019	2018
Net asset value — Beginning of year	$10.600	$ 10.580	$ 10.330	$ 9.950	$10.200
Income (Loss) From Operations
Net investment income(1)	$ 0.090	$ 0.104	$ 0.123	$ 0.168	$ 0.184
Net realized and unrealized gain (loss)	(0.725)	0.020	0.253	0.379	(0.247)
Total income (loss) from operations	$ (0.635)	$ 0.124	$ 0.376	$ 0.547	$ (0.063)
Less Distributions
From net investment income	$ (0.095)	$ (0.104)	$ (0.126)	$ (0.167)	$ (0.187)
Total distributions	$ (0.095)	$ (0.104)	$ (0.126)	$ (0.167)	$ (0.187)
Net asset value — End of year	$ 9.870	$10.600	$10.580	$10.330	$ 9.950
Total Return(2)	(6.01)%	1.19%	3.67%	5.56%	(0.62)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 2,505	$ 4,478	$ 6,616	$ 6,595	$ 9,484
Ratios (as a percentage of average daily net assets):
Expenses	1.41%	1.40%	1.41%	1.46%	1.44%
Net investment income	0.88%	0.99%	1.18%	1.68%	1.82%
Portfolio Turnover	23%	9%	14%	21%	20%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2022
Financial Highlights — continued

	Minnesota Fund — Class I
	Year Ended July 31,
	2022	2021	2020	2019	2018
Net asset value — Beginning of year	$ 9.860	$ 9.840	$ 9.610	$ 9.250	$ 9.480
Income (Loss) From Operations
Net investment income(1)	$ 0.174	$ 0.190	$ 0.205	$ 0.242	$ 0.260
Net realized and unrealized gain (loss)	(0.676)	0.020	0.234	0.361	(0.227)
Total income (loss) from operations	$ (0.502)	$ 0.210	$ 0.439	$ 0.603	$ 0.033
Less Distributions
From net investment income	$ (0.178)	$ (0.190)	$ (0.209)	$ (0.243)	$ (0.263)
Total distributions	$ (0.178)	$ (0.190)	$ (0.209)	$ (0.243)	$ (0.263)
Net asset value — End of year	$ 9.180	$ 9.860	$ 9.840	$ 9.610	$ 9.250
Total Return(2)	(5.12)%	2.17%	4.63%	6.64%	0.36%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$147,745	$129,437	$122,078	$88,841	$73,789
Ratios (as a percentage of average daily net assets):
Expenses	0.46%	0.45%	0.46%	0.50%	0.49%
Net investment income	1.84%	1.93%	2.13%	2.59%	2.77%
Portfolio Turnover	23%	9%	14%	21%	20%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2022
Financial Highlights — continued

	New Jersey Fund — Class A
	Year Ended July 31,
	2022	2021	2020	2019	2018
Net asset value — Beginning of year	$ 9.820	$ 9.650	$ 9.480	$ 9.080	$ 9.230
Income (Loss) From Operations
Net investment income(1)	$ 0.198	$ 0.203	$ 0.244	$ 0.287	$ 0.317
Net realized and unrealized gain (loss)	(0.986)	0.206	0.193	0.398	(0.146)
Total income (loss) from operations	$ (0.788)	$ 0.409	$ 0.437	$ 0.685	$ 0.171
Less Distributions
From net investment income	$ (0.204)	$ (0.239)	$ (0.267)	$ (0.285)	$ (0.321)
From net realized gain	(0.008)	—	—	—	—
Total distributions	$ (0.212)	$ (0.239)	$ (0.267)	$ (0.285)	$ (0.321)
Net asset value — End of year	$ 8.820	$ 9.820	$ 9.650	$ 9.480	$ 9.080
Total Return(2)	(8.10)%	4.29%	4.68%	7.69%	1.89%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$87,385	$107,117	$100,417	$101,283	$98,224
Ratios (as a percentage of average daily net assets):
Expenses	0.69%	0.67%	0.69%	0.72%	0.73%
Net investment income	2.13%	2.09%	2.57%	3.14%	3.47%
Portfolio Turnover	24%	39%	37%	39%	13%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2022
Financial Highlights — continued

	New Jersey Fund — Class C
	Year Ended July 31,
	2022	2021	2020	2019	2018
Net asset value — Beginning of year	$10.230	$ 10.070	$ 9.890	$ 9.470	$ 9.630
Income (Loss) From Operations
Net investment income(1)	$ 0.133	$ 0.136	$ 0.180	$ 0.229	$ 0.259
Net realized and unrealized gain (loss)	(1.021)	0.205	0.205	0.416	(0.155)
Total income (loss) from operations	$ (0.888)	$ 0.341	$ 0.385	$ 0.645	$ 0.104
Less Distributions
From net investment income	$ (0.144)	$ (0.181)	$ (0.205)	$ (0.225)	$ (0.264)
From net realized gain	(0.008)	—	—	—	—
Total distributions	$ (0.152)	$ (0.181)	$ (0.205)	$ (0.225)	$ (0.264)
Net asset value — End of year	$ 9.190	$10.230	$10.070	$ 9.890	$ 9.470
Total Return(2)	(8.75)%	3.43%	3.94%	6.92%	1.10%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 6,865	$ 9,904	$ 10,804	$12,202	$17,481
Ratios (as a percentage of average daily net assets):
Expenses	1.44%	1.42%	1.44%	1.47%	1.48%
Net investment income	1.37%	1.35%	1.81%	2.41%	2.72%
Portfolio Turnover	24%	39%	37%	39%	13%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2022
Financial Highlights — continued

	New Jersey Fund — Class I
	Year Ended July 31,
	2022	2021	2020	2019	2018
Net asset value — Beginning of year	$ 9.830	$ 9.660	$ 9.480	$ 9.080	$ 9.230
Income (Loss) From Operations
Net investment income(1)	$ 0.217	$ 0.222	$ 0.262	$ 0.303	$ 0.335
Net realized and unrealized gain (loss)	(0.988)	0.198	0.202	0.400	(0.146)
Total income (loss) from operations	$ (0.771)	$ 0.420	$ 0.464	$ 0.703	$ 0.189
Less Distributions
From net investment income	$ (0.221)	$ (0.250)	$ (0.284)	$ (0.303)	$ (0.339)
From net realized gain	(0.008)	—	—	—	—
Total distributions	$ (0.229)	$ (0.250)	$ (0.284)	$ (0.303)	$ (0.339)
Net asset value — End of year	$ 8.830	$ 9.830	$ 9.660	$ 9.480	$ 9.080
Total Return(2)	(7.93)%	4.41%	4.97%	7.91%	2.09%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$59,806	$80,634	$66,447	$51,021	$32,285
Ratios (as a percentage of average daily net assets):
Expenses	0.49%	0.47%	0.49%	0.52%	0.53%
Net investment income	2.32%	2.29%	2.76%	3.30%	3.66%
Portfolio Turnover	24%	39%	37%	39%	13%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2022
Financial Highlights — continued

	Pennsylvania Fund — Class A
	Year Ended July 31,
	2022	2021	2020	2019	2018
Net asset value — Beginning of year	$ 8.830	$ 8.740	$ 8.650	$ 8.500	$ 8.730
Income (Loss) From Operations
Net investment income(1)	$ 0.207	$ 0.219	$ 0.269	$ 0.310	$ 0.334
Net realized and unrealized gain (loss)	(0.886)	0.090	0.093	0.153	(0.236)
Total income (loss) from operations	$ (0.679)	$ 0.309	$ 0.362	$ 0.463	$ 0.098
Less Distributions
From net investment income	$ (0.211)	$ (0.219)	$ (0.272)	$ (0.313)	$ (0.328)
Total distributions	$ (0.211)	$ (0.219)	$ (0.272)	$ (0.313)	$ (0.328)
Net asset value — End of year	$ 7.940	$ 8.830	$ 8.740	$ 8.650	$ 8.500
Total Return(2)	(7.77)%	3.59%	4.26%	5.58%	1.16%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$90,612	$112,748	$115,340	$119,324	$112,508
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.71%	0.69%	0.71%	0.75%	0.75%
Interest and fee expense(3)	0.03%	0.02%	0.05%	0.07%	0.05%
Total expenses	0.74%	0.71%	0.76%	0.82%	0.80%
Net investment income	2.47%	2.51%	3.11%	3.65%	3.89%
Portfolio Turnover	36%	34%	20%	18%	9%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2022
Financial Highlights — continued

	Pennsylvania Fund — Class C
	Year Ended July 31,
	2022	2021	2020	2019	2018
Net asset value — Beginning of year	$ 9.140	$ 9.050	$ 8.960	$ 8.800	$ 9.040
Income (Loss) From Operations
Net investment income(1)	$ 0.149	$ 0.160	$ 0.211	$ 0.257	$ 0.279
Net realized and unrealized gain (loss)	(0.915)	0.089	0.093	0.161	(0.246)
Total income (loss) from operations	$(0.766)	$ 0.249	$ 0.304	$ 0.418	$ 0.033
Less Distributions
From net investment income	$ (0.154)	$ (0.159)	$ (0.214)	$ (0.258)	$ (0.273)
Total distributions	$(0.154)	$(0.159)	$ (0.214)	$ (0.258)	$ (0.273)
Net asset value — End of year	$ 8.220	$ 9.140	$ 9.050	$ 8.960	$ 8.800
Total Return(2)	(8.34)%	2.78%	3.45%	4.84%	0.39%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 5,317	$ 7,781	$11,815	$13,088	$22,991
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.46%	1.44%	1.46%	1.50%	1.50%
Interest and fee expense(3)	0.03%	0.02%	0.05%	0.07%	0.05%
Total expenses	1.49%	1.46%	1.51%	1.57%	1.55%
Net investment income	1.71%	1.77%	2.36%	2.93%	3.13%
Portfolio Turnover	36%	34%	20%	18%	9%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2022
Financial Highlights — continued

	Pennsylvania Fund — Class I
	Year Ended July 31,
	2022	2021	2020	2019	2018
Net asset value — Beginning of year	$ 8.860	$ 8.770	$ 8.690	$ 8.530	$ 8.760
Income (Loss) From Operations
Net investment income(1)	$ 0.224	$ 0.237	$ 0.287	$ 0.328	$ 0.352
Net realized and unrealized gain (loss)	(0.885)	0.090	0.083	0.163	(0.235)
Total income (loss) from operations	$ (0.661)	$ 0.327	$ 0.370	$ 0.491	$ 0.117
Less Distributions
From net investment income	$ (0.229)	$ (0.237)	$ (0.290)	$ (0.331)	$ (0.347)
Total distributions	$ (0.229)	$ (0.237)	$ (0.290)	$ (0.331)	$ (0.347)
Net asset value — End of year	$ 7.970	$ 8.860	$ 8.770	$ 8.690	$ 8.530
Total Return(2)	(7.55)%	3.80%	4.34%	5.90%	1.37%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$59,972	$66,737	$64,685	$53,541	$46,396
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.51%	0.49%	0.51%	0.54%	0.55%
Interest and fee expense(3)	0.03%	0.02%	0.05%	0.07%	0.05%
Total expenses	0.54%	0.51%	0.56%	0.61%	0.60%
Net investment income	2.67%	2.71%	3.31%	3.84%	4.09%
Portfolio Turnover	36%	34%	20%	18%	9%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2022
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of eighteen funds, five of which, each non-diversified, are included in these financial statements. They include Eaton Vance Arizona Municipal Income Fund (Arizona Fund), Eaton Vance Connecticut Municipal Income Fund (Connecticut Fund), Eaton Vance Minnesota Municipal Income Fund (Minnesota Fund), Eaton Vance New Jersey Municipal Income Fund (New Jersey Fund) and Eaton Vance Pennsylvania Municipal Income Fund (Pennsylvania Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of July 31, 2022, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees—Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

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Municipal Income Funds
July 31, 2022
Notes to Financial Statements — continued

F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
H  Floating Rate Notes Issued in Conjunction with Securities Held—The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 9) at July 31, 2022. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At July 31, 2022, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:
Pennsylvania Fund
Floating Rate Notes Outstanding	$4,999,950
Interest Rate or Range of Interest Rates (%)	1.41
Collateral for Floating Rate Notes Outstanding	$7,318,000
For the year ended July 31, 2022, the Funds’ average settled Floating Rate Notes outstanding and the average interest rate including fees were as follows:
Pennsylvania Fund
Average Floating Rate Notes Outstanding	$5,000,000
Average Interest Rate	0.99%
In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of July 31, 2022.
The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.
The Funds' investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed

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Municipal Income Funds
July 31, 2022
Notes to Financial Statements — continued

rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds' investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds' restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds' Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds' restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.
I  When-Issued Securities and Delayed Delivery Transactions—The Funds may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
2  Distributions to Shareholders and Income Tax Information
The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended July 31, 2022 and July 31, 2021 was as follows:
Year Ended July 31, 2022
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Tax-exempt income	$1,536,267	$1,757,658	$3,520,397	$3,854,946	$4,384,881
Ordinary income	$ 51,605	$ 38,599	$ —	$ 258,843	$ 48,828
Long-term capital gains	$ —	$ —	$ —	$ 155,812	$ —
	Year Ended July 31, 2021
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Tax-exempt income	$1,624,967	$1,906,870	$3,508,222	$4,363,342	$4,896,243
Ordinary income	$ 6,375	$ 2,986	$ —	$ 275,905	$ 31,727
As of July 31, 2022, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Undistributed tax-exempt income	$ 8,863	$ 4,045	$ 95,366	$ 47,936	$ 39,582
Deferred capital losses	(932,301)	(1,583,998)	(2,027,569)	(4,574,019)	(14,158,804)
Net unrealized appreciation (depreciation)	226,393	85,372	(671,181)	(907,110)	(506,877)
Distributions payable	(8,864)	(31,384)	(95,364)	(52,375)	(70,806)
Accumulated loss	$(705,909)	$(1,525,965)	$(2,698,748)	$(5,485,568)	$(14,696,905)

Eaton Vance
Municipal Income Funds
July 31, 2022
Notes to Financial Statements — continued

At July 31, 2022, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Deferred capital losses:
Short-term	$459,098	$1,302,596	$ 714,819	$1,632,136	$6,132,351
Long-term	$473,203	$ 281,402	$1,312,750	$2,941,883	$8,026,453
The cost and unrealized appreciation (depreciation) of investments of each Fund at July 31, 2022, as determined on a federal income tax basis, were as follows:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Aggregate cost	$ 63,765,033	$ 85,315,419	$188,368,573	$153,319,053	$154,954,906
Gross unrealized appreciation	$ 1,829,657	$ 1,802,038	$ 2,555,955	$ 3,760,691	$ 4,691,772
Gross unrealized depreciation	(1,603,264)	(1,716,666)	(3,227,136)	(4,667,801)	(5,198,649)
Net unrealized appreciation (depreciation)	$ 226,393	$ 85,372	$ (671,181)	$ (907,110)	$ (506,877)
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to each Fund. The investment adviser fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income (i.e., income other than gains from the sale of securities) as follows and is payable monthly:
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $20 million	0.100%	1.000%
$20 million but less than $40 million	0.200%	2.000%
$40 million but less than $500 million	0.300%	3.000%
$500 million but less than $1 billion	0.275%	2.750%
$1 billion but less than $1.5 billion	0.250%	2.500%
$1.5 billion but less than $2 billion	0.225%	2.250%
$2 billion but less than $3 billion	0.200%	2.000%
$3 billion and over	0.175%	1.750%

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Municipal Income Funds
July 31, 2022
Notes to Financial Statements — continued

For the year ended July 31, 2022, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Investment Adviser Fee	$203,575	$238,103	$649,974	$630,821	$606,881
Effective Annual Rate	0.28%	0.29%	0.33%	0.34%	0.35%
Eaton Vance Management (EVM), an affiliate of BMR, serves as the administrator of each Fund, but receives no compensation.
EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of BMR, EVM and EVD, also received a portion of the sales charge on the sales of Class A shares. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD and Morgan Stanley affiliated broker-dealers for the year ended July 31, 2022 were as follows:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
EVM's Sub-Transfer Agent Fees	$4,245	$11,292	$20,110	$17,233	$22,774
EVD's Class A Sales Charges	$2,940	$ 6,556	$ 1,904	$ 5,955	$ 5,812
Morgan Stanley affiliated broker-dealers’ Class A Sales Charges	$ —	$ 1,875	$ —	$ 3,323	$ 2,134
Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended July 31, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.
4  Distribution Plans
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended July 31, 2022 for Class A shares amounted to the following:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Class A Distribution and Service Fees	$74,057	$99,354	$118,655	$199,255	$203,719
Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the year ended July 31, 2022, the Funds paid or accrued to EVD the following distribution fees:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Class C Distribution Fees	$21,982	$25,578	$25,733	$66,080	$49,194

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Municipal Income Funds
July 31, 2022
Notes to Financial Statements — continued

The Class C Plan also authorizes each Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to Class C shares. The Trustees approved service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended July 31, 2022 amounted to the following:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Class C Service Fees	$5,862	$6,821	$6,863	$17,621	$13,118
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% (1% prior to April 29, 2022) CDSC if redeemed within 12 months (18 months prior to April 29, 2022) of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended July 31, 2022, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A and Class C shareholders:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Class A	$3,000	$ —	$ —	$ —	$ 500
Class C	$ —	$ 900	$ 100	$1,000	$2,000
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, for the year ended July 31, 2022 were as follows:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Purchases	$13,587,645	$35,903,316	$62,624,013	$43,821,665	$61,688,244
Sales	$22,539,907	$24,688,115	$41,415,013	$64,832,797	$73,932,014

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Municipal Income Funds
July 31, 2022
Notes to Financial Statements — continued

7  Shares of Beneficial Interest
Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:
Arizona Fund
	Year Ended July 31, 2022			Year Ended July 31, 2021
	Shares	Amount	Shares	Amount
Class A
Sales	599,103	$ 5,675,410	1,155,495	$ 11,411,894
Issued to shareholders electing to receive payments of distributions in Fund shares	76,842	725,739	82,622	814,206
Redemptions	(1,476,147)	(13,856,757)	(1,045,524)	(10,298,807)
Converted from Class C shares	33,911	326,430	81,090	800,381
Net increase (decrease)	(766,291)	$ (7,129,178)	273,683	$ 2,727,674
Class C
Sales	33,071	$ 351,200	47,418	$ 519,235
Issued to shareholders electing to receive payments of distributions in Fund shares	3,500	36,731	4,965	54,365
Redemptions	(103,655)	(1,111,321)	(53,166)	(584,058)
Converted to Class A shares	(30,513)	(326,430)	(72,964)	(800,381)
Net decrease	(97,597)	$ (1,049,820)	(73,747)	$ (810,839)
Class I
Sales	2,023,597	$ 18,740,444	1,884,523	$ 18,584,174
Issued to shareholders electing to receive payments of distributions in Fund shares	69,127	650,231	58,031	571,972
Redemptions	(2,106,598)	(19,589,280)	(577,460)	(5,698,257)
Net increase (decrease)	(13,874)	$ (198,605)	1,365,094	$ 13,457,889
Connecticut Fund
	Year Ended July 31, 2022			Year Ended July 31, 2021
	Shares	Amount	Shares	Amount
Class A
Sales	658,787	$ 6,360,833	350,163	$ 3,617,364
Issued to shareholders electing to receive payments of distributions in Fund shares	89,641	886,160	98,355	1,015,992
Redemptions	(868,133)	(8,453,720)	(489,413)	(5,062,103)
Converted from Class C shares	26,309	261,791	54,307	562,799
Net increase (decrease)	(93,396)	$ (944,936)	13,412	$ 134,052

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Municipal Income Funds
July 31, 2022
Notes to Financial Statements — continued

Connecticut Fund (continued)
	Year Ended July 31, 2022			Year Ended July 31, 2021
	Shares	Amount	Shares	Amount
Class C
Sales	42,439	$ 425,307	69,156	$ 714,223
Issued to shareholders electing to receive payments of distributions in Fund shares	3,791	37,409	5,115	52,613
Redemptions	(80,001)	(787,186)	(155,411)	(1,602,974)
Converted to Class A shares	(26,406)	(261,791)	(54,512)	(562,799)
Net decrease	(60,177)	$ (586,261)	(135,652)	$(1,398,937)
Class I
Sales	2,443,741	$ 23,334,302	749,550	$ 7,753,480
Issued to shareholders electing to receive payments of distributions in Fund shares	54,316	534,438	47,229	487,953
Redemptions	(1,065,269)	(10,135,641)	(339,617)	(3,510,459)
Net increase	1,432,788	$ 13,733,099	457,162	$ 4,730,974
Minnesota Fund
	Year Ended July 31, 2022			Year Ended July 31, 2021
	Shares	Amount	Shares	Amount
Class A
Sales	954,843	$ 9,004,958	787,289	$ 7,724,184
Issued to shareholders electing to receive payments of distributions in Fund shares	99,694	940,030	101,135	990,725
Redemptions	(1,526,797)	(14,308,412)	(781,392)	(7,665,346)
Converted from Class C shares	40,078	380,083	120,553	1,183,895
Net increase (decrease)	(432,182)	$ (3,983,341)	227,585	$ 2,233,458
Class C
Sales	4,178	$ 42,397	77,780	$ 822,432
Issued to shareholders electing to receive payments of distributions in Fund shares	2,896	29,418	4,789	50,445
Redemptions	(138,376)	(1,405,118)	(173,189)	(1,824,310)
Converted to Class A shares	(37,257)	(380,083)	(112,099)	(1,183,895)
Net decrease	(168,559)	$ (1,713,386)	(202,719)	$ (2,135,328)
Class I
Sales	12,046,549	$ 110,864,800	4,196,475	$ 41,170,916
Issued to shareholders electing to receive payments of distributions in Fund shares	173,377	1,632,895	146,796	1,438,070
Redemptions	(9,250,462)	(84,652,489)	(3,617,031)	(35,444,801)
Net increase	2,969,464	$ 27,845,206	726,240	$ 7,164,185

Eaton Vance
Municipal Income Funds
July 31, 2022
Notes to Financial Statements — continued

New Jersey Fund
	Year Ended July 31, 2022			Year Ended July 31, 2021
	Shares	Amount	Shares	Amount
Class A
Sales	810,702	$ 7,700,447	1,119,598	$ 10,858,658
Issued to shareholders electing to receive payments of distributions in Fund shares	202,993	1,880,191	213,209	2,068,163
Redemptions	(2,098,239)	(19,114,439)	(1,030,835)	(9,995,809)
Converted from Class C shares	84,871	758,179	207,880	2,016,853
Net increase (decrease)	(999,673)	$ (8,775,622)	509,852	$ 4,947,865
Class C
Sales	127,020	$ 1,262,223	262,734	$ 2,665,581
Issued to shareholders electing to receive payments of distributions in Fund shares	12,597	121,838	16,472	166,580
Redemptions	(278,787)	(2,642,129)	(184,792)	(1,870,921)
Converted to Class A shares	(81,426)	(758,179)	(199,262)	(2,016,853)
Net decrease	(220,596)	$ (2,016,247)	(104,848)	$ (1,055,613)
Class I
Sales	5,035,621	$ 46,167,000	2,421,739	$ 23,563,893
Issued to shareholders electing to receive payments of distributions in Fund shares	175,803	1,635,727	172,392	1,674,188
Redemptions	(6,641,631)	(59,723,700)	(1,271,247)	(12,367,164)
Net increase (decrease)	(1,430,207)	$(11,920,973)	1,322,884	$ 12,870,917
Pennsylvania Fund
	Year Ended July 31, 2022			Year Ended July 31, 2021
	Shares	Amount	Shares	Amount
Class A
Sales	586,524	$ 5,016,028	1,679,065	$ 14,631,614
Issued to shareholders electing to receive payments of distributions in Fund shares	269,534	2,245,235	296,393	2,585,153
Redemptions	(2,271,950)	(19,069,076)	(2,713,784)	(23,679,708)
Converted from Class C shares	56,421	462,289	307,898	2,688,507
Net decrease	(1,359,471)	$(11,345,524)	(430,428)	$ (3,774,434)
Class C
Sales	79,355	$ 697,795	263,106	$ 2,375,338
Issued to shareholders electing to receive payments of distributions in Fund shares	12,791	110,445	19,217	173,450
Redemptions	(242,126)	(2,107,413)	(439,695)	(3,989,259)
Converted to Class A shares	(54,492)	(462,289)	(297,303)	(2,688,507)
Net decrease	(204,472)	$ (1,761,462)	(454,675)	$ (4,128,978)

Eaton Vance
Municipal Income Funds
July 31, 2022
Notes to Financial Statements — continued

Pennsylvania Fund (continued)
	Year Ended July 31, 2022			Year Ended July 31, 2021
	Shares	Amount	Shares	Amount
Class I
Sales	2,561,764	$ 21,203,153	1,735,727	$ 15,212,858
Issued to shareholders electing to receive payments of distributions in Fund shares	136,510	1,139,406	123,558	1,082,020
Redemptions	(2,704,966)	(22,185,956)	(1,704,037)	(14,958,627)
Net increase (decrease)	(6,692)	$ 156,603	155,248	$ 1,336,251
8  Line of Credit
The Funds participate with other portfolios and funds managed by EVM and its affiliates, in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, it may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the year ended July 31, 2022.
9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2022, the hierarchy of inputs used in valuing the Funds' investments, which are carried at value, were as follows:
Arizona Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 61,186,693	$ —	$ 61,186,693
Taxable Municipal Obligations	—	2,804,733	—	2,804,733
Total Investments	$ —	$ 63,991,426	$ —	$ 63,991,426

Eaton Vance
Municipal Income Funds
July 31, 2022
Notes to Financial Statements — continued

Connecticut Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 83,040,293	$ —	$ 83,040,293
Taxable Municipal Obligations	—	2,360,498	—	2,360,498
Total Investments	$ —	$ 85,400,791	$ —	$ 85,400,791
Minnesota Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 187,697,392	$ —	$ 187,697,392
Total Investments	$ —	$187,697,392	$ —	$187,697,392
New Jersey Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 144,359,874	$ —	$ 144,359,874
Taxable Municipal Obligations	—	8,052,069	—	8,052,069
Total Investments	$ —	$152,411,943	$ —	$152,411,943
Pennsylvania Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 159,109,570	$ —	$ 159,109,570
Taxable Municipal Obligations	—	338,409	—	338,409
Total Investments	$ —	$159,447,979	$ —	$159,447,979
10  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Funds' performance, or the performance of the securities in which the Funds invest.

Eaton Vance
Municipal Income Funds
July 31, 2022
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance Arizona Municipal Income Fund, Eaton Vance Connecticut Municipal Income Fund, Eaton Vance Minnesota Municipal Income Fund, Eaton Vance New Jersey Municipal Income Fund and Eaton Vance Pennsylvania Municipal Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Eaton Vance Arizona Municipal Income Fund, Eaton Vance Connecticut Municipal Income Fund, Eaton Vance Minnesota Municipal Income Fund, Eaton Vance New Jersey Municipal Income Fund and Eaton Vance Pennsylvania Municipal Income Fund (collectively, the “Funds”) (certain of the funds constituting Eaton Vance Municipals Trust), including the portfolios of investments, as of July 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2022, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
September 16, 2022
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Eaton Vance
Municipal Income Funds
July 31, 2022
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2023 will show the tax status of all distributions paid to your account in calendar year 2022. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of exempt-interest dividends.
Exempt-Interest Dividends. For the fiscal year ended July 31, 2022, the Funds designate the following percentages of distributions from net investment income as exempt-interest dividends:
Arizona Municipal Income Fund	96.75%
Connecticut Municipal Income Fund	97.85%
Minnesota Municipal Income Fund	100.00%
New Jersey Municipal Income Fund	93.71%
Pennsylvania Municipal Income Fund	98.90%

Eaton Vance
Municipal Income Funds
July 31, 2022
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 8, 2022, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2022. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Following the “Overview” section, further information regarding the Board’s evaluation of a fund’s contractual arrangements is included under the “Results of the Contract Review Process” section.

Eaton Vance
Municipal Income Funds
July 31, 2022
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a particularly competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;
• The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;
• A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance on March 1, 2021;
•  Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various new regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;
• The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2022 meeting, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreements between each of the following funds:
•  Eaton Vance Arizona Municipal Income Fund
•  Eaton Vance Connecticut Municipal Income Fund
•  Eaton Vance Minnesota Municipal Income Fund
•  Eaton Vance New Jersey Municipal Income Fund

Eaton Vance
Municipal Income Funds
July 31, 2022
Board of Trustees’ Contract Approval — continued

•  Eaton Vance Pennsylvania Municipal Income Fund
(the “Funds”) and Boston Management and Research (the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements for the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds, including recent changes in such personnel, where relevant. In particular, the Board considered, where relevant, the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including each Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Funds.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.
Fund Performance
The Board compared each Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices, and, where relevant, a customized peer group of similarly managed funds, and assessed each Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data with respect to each Fund for the one-, three-, five- and ten-year periods ended December 31, 2021.
In this regard, the Board noted each Fund’s performance relative to its peer group, custom peer group, if applicable, and primary and secondary benchmark indexes for the three-year period, as follows:

Eaton Vance
Municipal Income Funds
July 31, 2022

Performance Relative to:
Fund	Median of Peers	Median of Custom Peers	Primary Index	Secondary Index
Eaton Vance Arizona Municipal Income Fund	Higher	Lower	Lower	Lower
Eaton Vance Connecticut Municipal Income Fund	Higher	Lower	Lower	Lower
Eaton Vance Minnesota Municipal Income Fund	Lower	n/a	Lower	Lower
Eaton Vance New Jersey Municipal Income Fund	Consistent	n/a	Higher	Lower
Eaton Vance Pennsylvania Municipal Income Fund	Lower	n/a	Lower	Lower
The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax exempt current income over time through investments that, relative to its comparable funds, focus on higher quality municipal bonds with longer maturities. With respect to Eaton Vance Pennsylvania Municipal Income Fund and the Eaton Vance Minnesota Municipal Income Fund, the Board noted certain actions taken by the Adviser to address Fund performance and determined to continue to monitor and evaluate their effectiveness over time. With respect to all other Funds, the Board concluded that the performance of each Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the one-year period ended December 31, 2021, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on each Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of each advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from any economies of scale in the future.

Eaton Vance
Municipal Income Funds
July 31, 2022
Liquidity Risk Management Program

Each Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. Each Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of each Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews each Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of each Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of each Fund’s Board of Trustees/Directors on June 7, 2022, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2021 through December 31, 2021 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, each Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Eaton Vance
Municipal Income Funds
July 31, 2022
Management and Organization

Fund Management. The Trustees of Eaton Vance Municipals Trust (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Board members and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Trustee holds office until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal. Under the terms of each Funds' current Trustee retirement policy, an Independent Trustee must retire and resign as a Trustee on the earlier of: (i) the first day of July following his or her 74th birthday; or (ii), with limited exception, December 31st of the 20th year in which he or she has served as a Trustee. However, if such retirement and resignation would cause the Funds to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for each Funds to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Board member and officer is Two International Place, Boston, Massachusetts 02110. As used below, “BMR” refers to Boston Management and Research, “EVC” refers to Eaton Vance Corp., “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Effective March 1, 2021, each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 137 funds (with the exception of Mr. Bowser who oversees 111 funds and Ms. Wiser who oversees 136 funds) in the Eaton Vance fund complex (including both funds and portfolios in a hub and spoke structure).
Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Interested Trustee
Thomas E. Faust Jr. 1958	Trustee	Since 2007	Chairman of Morgan Stanley Investment Management, Inc. (MSIM), member of the Board of Managers and President of EV, Chief Executive Officer of EVM and BMR, and Director of EVD. Formerly, Chairman, Chief Executive Officer and President of EVC. Mr. Faust is an interested person because of his positions with MSIM, BMR, EVM, EVD, and EV, which are affiliates of the Trust, and his former position with EVC, which was an affiliate of the Trust prior to March 1, 2021.
Other Directorships. Formerly, Director of EVC (2007-2021) and Hexavest Inc.
(investment management firm) (2012-2021).
Noninterested Trustees
Alan C. Bowser(1) 1962	Trustee	Since 2022	Chief Diversity Officer, Partner and a member of the Operating Committee, and formerly served as Senior Advisor on Diversity and Inclusion for the firm’s chief executive officer, Co-Head of the Americas Region, and Senior Client Advisor of Bridgewater Associates, an asset management firm (2011- present).
Other Directorships. None.
Mark R. Fetting 1954	Trustee	Since 2016	Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).
Other Directorships. None.
Cynthia E. Frost 1961	Trustee	Since 2014	Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).
Other Directorships. None.
George J. Gorman 1952	Chairperson of the Board and Trustee	Since 2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships. None.

Eaton Vance
Municipal Income Funds
July 31, 2022
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)
Valerie A. Mosley 1960	Trustee	Since 2014	Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUP, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).
Other Directorships. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Groupon, Inc. (e-commerce provider) (since April 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020).
Keith Quinton 1958	Trustee	Since 2018	Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).
Other Directorships. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.
Marcus L. Smith 1966	Trustee	Since 2018	Private investor and independent corporate director. Formerly, Chief Investment Officer, Canada (2012-2017), Chief Investment Officer, Asia (2010-2012), Director of Asian Research (2004-2010) and portfolio manager (2001-2017) at MFS Investment Management (investment management firm).
Other Directorships. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).
Susan J. Sutherland 1957	Trustee	Since 2015	Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).
Other Directorships. Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (since 2021).
Scott E. Wennerholm 1959	Trustee	Since 2016	Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).
Other Directorships. None.
Nancy A. Wiser(1) 1967	Trustee	Since 2022	Formerly, Executive Vice President and the Global Head of Operations at Wells Fargo Asset Management (2011-2021). Other Directorships. None.

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees
Eric A. Stein 1980	President	Since 2020	Vice President and Chief Investment Officer, Fixed Income of EVM and BMR. Prior to November 1, 2020, Mr. Stein was a co-Director of Eaton Vance’s Global Income Investments. Also Vice President of Calvert Research and Management (“CRM”).
Deidre E. Walsh 1971	Vice President and Chief Legal Officer	Since 2009	Vice President of EVM and BMR. Also Vice President of CRM.
James F. Kirchner 1967	Treasurer	Since 2007	Vice President of EVM and BMR. Also Vice President of CRM.

Eaton Vance
Municipal Income Funds
July 31, 2022
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)
Jill R. Damon 1984	Secretary	Since 2022	Vice President of EVM and BMR since 2017. Formerly, associate at Dechert LLP (2009-2017).
Richard F. Froio 1968	Chief Compliance Officer	Since 2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).
(1) Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.
The SAI for each Funds includes additional information about the Trustees and officers of Funds and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

This Page Intentionally Left Blank

Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110
Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

313    7.31.22

Eaton Vance
Municipal Opportunities Fund
Annual Report
July 31, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report July 31, 2022
Eaton Vance
Municipal Opportunities Fund

Eaton Vance
Municipal Opportunities Fund
July 31, 2022
Management’s Discussion of Fund Performance†

Economic and Market Conditions
The 12-month period that began August 1, 2021 encompassed both the worst first-half municipal performance in four decades and the best one-month municipal performance in more than two years.
In the opening months of the period, interest rates rose and bond prices declined due, in part, to anticipation that the U.S. Federal Reserve (the Fed) would begin tapering its monthly bond purchases, which had helped hold interest rates down through much of the pandemic.
In late 2021, the Fed confirmed that tapering would begin in November and accelerate in the months to come. As the Fed issued more hawkish monetary statements, Treasury rates rose in December against the backdrop of inflationary concerns and potential interest rate hikes. Municipal bond rates, however, were nearly unchanged during the month.
But as the new year began, municipal investors appeared to reevaluate the twin threats of persistent inflation and projected rate hikes. When the Russian Federation invaded Ukraine in February, the war in Europe sent shock waves through markets worldwide and exacerbated energy and food inflation.
As markets recognized the potential for the Fed to raise interest rates at every policy meeting in 2022 to combat inflation, the Bloomberg Municipal Bond Index, a broad measure of the municipal bond market, declined 8.98% in the first six months of 2022 — its worst first-half performance since the 1980s. Municipal bond mutual funds — which had reported net inflows for all but one week of 2021 — recorded their worst outflow cycle on record, with over $80 billion fleeing the asset class between January 1 and July 27.
As the fiscal year came to a close, however, technical and economic factors combined to lift municipal returns and drive what investors hoped would be the beginning of a turnaround for the asset class. In late July municipal mutual funds experienced their first net inflows since the previous January, helped by a light supply of new issues and increased demand from the reinvestment of maturing debt and coupon payments. Heightened fears of recession also benefited the asset class, spurring a “flight to quality” that drove investors into Treasurys and municipal issues. Expectations that a recession might lead the Fed to temper further rate hikes helped municipal returns as well. As a result, the Bloomberg Municipal Bond Index returned 2.64% in July 2022, its best month since May 2020.
For the one-year period as a whole, interest rates rose and bond prices declined across the municipal bond yield curve, with the Bloomberg Municipal Bond Index returning -6.93% for the period. Municipal bonds outperformed U.S. Treasurys at the short end of the yield curve — maturities of seven years and below — but underperformed Treasurys at the 30-year end of the curve. Reflecting investors’ decreased appetite for risk, municipal bonds with higher credit ratings outperformed lower-rated municipals during the period.
Fund Performance
For the fiscal year ended July 31, 2022, Eaton Vance Municipal Opportunities Fund (the Fund) Class A shares at net asset value (NAV) returned -8.47%, underperforming the -6.93% return of the Fund’s benchmark, the Bloomberg Municipal Bond Index (the Index).
In seeking to achieve its primary objective of maximizing after-tax total return, the Fund employs a flexible investment strategy and may invest in obligations of any duration and credit quality. The Fund has the ability to invest up to 20% of net assets in debt obligations other than tax-exempt municipal bonds, including (but not limited to) taxable municipal obligations, U.S. Treasury securities, and obligations of the U.S. Government, its agencies and instrumentalities. Up to 50% of the Fund’s net assets may be invested in below-investment-grade securities. The Fund may also hedge interest rate risk and hold leveraged investments, although those strategies were not employed during this fiscal year.
For the 12-month period, primary detractors from performance versus the Index included an overweight position, relative to the Index, in the health care sector; security selections and an overweight position in the transportation sector; and an overweight position in BBB-rated bonds, which were the worst-performing credit rating category in the Index during the period.
In contrast, contributors to performance versus the Index included an underweight position in bonds with 17 or more years remaining to maturity, during a period when longer-maturity bonds in general underperformed shorter-maturity bonds; and an underweight position in zero-coupon bonds, which were the worst-performing coupon structure in the Index during the period. The Fund’s relatively defensive allocation to floating-rate notes — which have a very short duration and are not represented in the Index — also contributed to relative performance as interst rates rose.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Municipal Opportunities Fund
July 31, 2022
Performance

Portfolio Manager(s) Craig R. Brandon, CFA and Trevor G. Smith
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years	Since Inception
Class A at NAV	05/31/2011	05/31/2011	(8.47)%	1.38%	2.61%	3.69%
Class A with 3.25% Maximum Sales Charge	—	—	(11.43)	0.71	2.27	3.38
Class C at NAV	08/18/2014	08/18/2014	(9.15)	0.62	—	1.62
Class C with 1% Maximum Sales Charge	—	—	(10.04)	0.62	—	1.62
Class I at NAV	05/31/2011	05/31/2011	(8.22)	1.63	2.87	3.97

Bloomberg Municipal Bond Index	—	—	(6.93)%	1.88%	2.49%	3.27%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.93%	1.68%	0.68%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	2.23%	1.48%	2.47%
Taxable-Equivalent Distribution Rate	3.76	2.51	4.18
SEC 30-day Yield	2.30	1.63	2.62
Taxable-Equivalent SEC 30-day Yield	3.88	2.76	4.43
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
Growth of Investment[2]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	07/31/2012	$11,363	N.A.
Class I	$250,000	07/31/2012	$331,904	N.A.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
3

Eaton Vance
Municipal Opportunities Fund
July 31, 2022
Fund Profile

Credit Quality (% of total investments)*
*	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
4

Eaton Vance
Municipal Opportunities Fund
July 31, 2022
Endnotes and Additional Disclosures

†	The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[1]	Bloomberg Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.
Fund profile subject to change due to active management.
Additional Information
Yield curve is a graphical representation of the yields offered by bonds of various maturities. The yield curve flattens when long-term interest rates fall and/or short-term interest rates increase, and the yield curve steepens when long-term interest rates increase and/or short-term interest rates fall.
Duration is a measure of the expected change in price of a bond — in percentage terms — given a one percent change in interest rates, all else being constant. Securities with lower durations tend to be less sensitive to interest rate changes.

5

Eaton Vance
Municipal Opportunities Fund
July 31, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2022 to July 31, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (2/1/22)	Ending Account Value (7/31/22)	Expenses Paid During Period* (2/1/22 – 7/31/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 945.90	$4.58	0.95%
Class C	$1,000.00	$ 942.30	$8.19	1.70%
Class I	$1,000.00	$ 947.10	$3.33	0.69%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.08	$4.76	0.95%
Class C	$1,000.00	$1,016.36	$8.50	1.70%
Class I	$1,000.00	$1,021.37	$3.46	0.69%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2022.
6

Eaton Vance
Municipal Opportunities Fund
July 31, 2022
Portfolio of Investments

Corporate Bonds — 2.1%
Security	Principal Amount (000's omitted)	Value
Education — 0.2%
Grand Canyon University, 4.125%, 10/1/24	$2,000	$ 1,915,600
		$ 1,915,600
Hospital — 1.9%
Care New England Health System, 5.50%, 9/1/26	$11,000	$ 10,917,500
Harnett Health System, Inc., 4.25% to 4/1/25 (Put Date), 4/1/32	3,275	3,225,875
		$ 14,143,375
Total Corporate Bonds (identified cost $15,898,759)		$ 16,058,975

Tax-Exempt Mortgage-Backed Securities — 0.1%
Security	Principal Amount (000's omitted)	Value
Housing — 0.1%
FRETE 2017-ML01 Trust, Class A, (Freddie Mac guaranteed), 2.752%, (1 mo. USD LIBOR + 0.50%), 1/25/33(1)(2)	$461	$ 457,322
Total Tax-Exempt Mortgage-Backed Securities (identified cost $461,177)		$ 457,322

Tax-Exempt Municipal Obligations — 91.8%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.1%
Delaware Valley Regional Finance Authority, PA, 1.908%, (67% of 1 mo. USD LIBOR + 0.76%), 9/1/24 (Put Date), 9/1/48(2)	$8,000	$ 8,014,400
		$ 8,014,400
Education — 6.1%
Arizona Industrial Development Authority, (Academies of Math & Science), 5.00%, 7/1/39(1)	$525	$ 531,709
Arizona State University:
5.00%, 7/1/33	500	527,435
5.00%, 7/1/34	580	609,696
Build NYC Resource Corp., NY, (Ethical Culture Fieldston School), 5.00%, 6/1/24	600	631,848
Security	Principal Amount (000's omitted)	Value
Education (continued)
California Municipal Finance Authority, (California Lutheran University):
5.00%, 10/1/31	$600	$ 653,004
5.00%, 10/1/35	1,125	1,209,206
5.00%, 10/1/37	1,400	1,497,902
California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/39(1)	1,000	1,066,940
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 4.50%, 6/15/28(1)	505	509,525
Clifton Higher Education Finance Corp., TX, (IDEA Public Schools):
5.00%, 8/15/24	340	358,408
5.00%, 8/15/29	315	355,443
Colorado State University, 4.00%, 3/1/45	3,370	3,378,155
Connecticut Health and Educational Facilities Authority, (Avon Old Farms School):
4.00%, 7/1/33	275	296,555
4.00%, 7/1/34	275	293,029
4.00%, 7/1/35	250	263,838
4.00%, 7/1/41	600	614,442
District of Columbia, (District of Columbia International School), 5.00%, 7/1/39	680	704,228
District of Columbia, (Gallaudet University):
3.00%, 4/1/37	750	677,977
3.00%, 4/1/38	900	804,510
3.00%, 4/1/39	750	658,980
3.00%, 4/1/40	725	626,117
3.00%, 4/1/41	775	659,409
4.00%, 4/1/32	325	341,257
4.00%, 4/1/33	160	167,141
4.00%, 4/1/34	165	170,963
4.00%, 4/1/35	200	205,074
4.00%, 4/1/36	375	382,185
District of Columbia, (Rocketship DC Obligated Group), 5.00%, 6/1/39(1)	1,425	1,460,511
Florida Higher Educational Facilities Financing Authority, (Ringling College of Art and Design):
5.00%, 3/1/32	315	334,839
5.00%, 3/1/33	355	375,892
Kentucky Bond Development Corp., (Transylvania University):
3.00%, 3/1/34	350	324,086
3.00%, 3/1/35	200	181,544
3.00%, 3/1/38	215	186,164
4.00%, 3/1/33	175	182,028
4.00%, 3/1/36	265	267,830
4.00%, 3/1/37	255	256,005

7
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Education (continued)
Kentucky Bond Development Corp., (Transylvania University): (continued)
4.00%, 3/1/39	$225	$ 223,214
4.00%, 3/1/40	210	207,350
4.00%, 3/1/41	245	240,759
5.00%, 3/1/30	320	367,024
5.00%, 3/1/31	345	392,600
5.00%, 3/1/32	355	401,658
Massachusetts College Building Authority, 4.00%, 5/1/36	350	375,767
Michigan Finance Authority, (Cesar Chavez Academy), 5.00%, 2/1/33	830	847,056
Minnesota Higher Education Facilities Authority, (St. Olaf College), 3.00%, 10/1/38	1,000	907,510
Monroe County Industrial Development Corp., NY, (University of Rochester):
Series 2017C, 5.00%, 7/1/29	650	733,551
Series 2017D, 5.00%, 7/1/29	750	846,405
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/26	2,460	2,644,377
New York Dormitory Authority, (Oneida-Herkimer-Madison BOCES):
5.00%, 8/15/23	275	283,764
5.00%, 8/15/24	300	317,409
Philadelphia Industrial Development Authority, PA, (La Salle University):
5.00%, 5/1/25	910	924,150
5.00%, 5/1/26	1,850	1,880,802
5.00%, 5/1/29	1,000	1,012,800
Pinellas County Educational Facilities Authority, FL, (Pinellas Academy of Math and Science):
4.125%, 12/15/28(1)	505	515,327
5.00%, 12/15/38(1)	2,690	2,793,511
Public Finance Authority, WI, (North Carolina Leadership Academy):
5.00%, 6/15/39(1)	205	206,347
5.00%, 6/15/49(1)	260	258,084
Public Finance Authority, WI, (Roseman University of Health Sciences):
5.00%, 4/1/40(1)	840	869,114
5.00%, 4/1/50(1)	1,010	1,033,159
Romeoville, IL, (Lewis University), 5.00%, 10/1/26	500	527,800
University of Arkansas:
5.00%, 11/1/24	450	481,874
5.00%, 11/1/25	500	549,530
University of Idaho, 5.00%, 4/1/24	500	526,870
University of North Carolina at Greensboro, 5.00%, 4/1/27	400	452,756
Security	Principal Amount (000's omitted)	Value
Education (continued)
University of Pittsburgh, PA, 1.69%, (SIFMA + 0.36%), 2/15/24(2)	$3,000	$ 3,008,160
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 5.00%, 10/15/54	430	422,531
		$ 46,015,134
Electric Utilities — 3.1%
Carroll County, KY, (Kentucky Utilities Co.), (AMT), 2.00%, 2/1/32	$1,000	$ 880,400
Delaware Municipal Electric Corp., (Beasley Power Station), 5.00%, 7/1/29	270	316,278
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 3.20%, 7/1/39	4,505	3,935,343
Intermountain Power Agency, UT, Power Supply Revenue, 5.00%, 7/1/27	3,000	3,429,150
Long Island Power Authority, NY, Electric System Revenue:
1.949%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(2)	6,000	6,000,240
5.00%, 9/1/29	500	567,495
Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 5.00%, 1/1/28	1,515	1,734,327
Nebraska Public Power District, 5.00%, 1/1/24	750	784,890
Omaha Public Power District, NE, 5.00%, 2/1/25	550	592,663
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/25	2,525	2,710,486
Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue:
5.00%, 9/1/26	1,165	1,266,635
5.00%, 9/1/27	1,000	1,084,440
		$ 23,302,347
Escrowed/Prerefunded — 1.5%
Central Texas Regional Mobility Authority, Prerefunded to 7/1/25, 5.00%, 1/1/29	$600	$ 655,680
Connecticut Higher Education Supplemental Loan Authority, (AMT), 5.00%, 11/15/24	600	637,794
District of Columbia, (Association of American Medical Colleges), Prerefunded to 10/1/23, 5.00%, 10/1/30	570	592,754
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), Prerefunded to 7/1/24, 5.00%, 7/1/29	500	530,635
Illinois Finance Authority, (Plymouth Place, Inc.), Escrowed to Maturity, 5.00%, 5/15/25	1,010	1,068,903
Mattawan Consolidated School, MI:
Prerefunded to 5/1/25, 5.00%, 5/1/26	750	814,920
Prerefunded to 5/1/25, 5.00%, 5/1/27	1,000	1,086,560

8
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded (continued)
Mattawan Consolidated School, MI: (continued)
Prerefunded to 5/1/25, 5.00%, 5/1/28	$500	$ 543,280
Michigan Finance Authority, (Oakwood Obligated Group), Prerefunded to 11/1/22, 5.00%, 11/1/27	1,400	1,412,152
Norfolk Economic Development Authority, VA, (Bon Secours Health System, Inc.), Prerefunded to 11/1/22, 5.00%, 11/1/28	225	226,982
San Francisco City and County Public Utilities Commission, CA, Green Bonds, Prerefunded to 11/1/24, 5.00%, 11/1/37	2,575	2,764,469
University of North Carolina at Charlotte, Prerefunded to 4/1/25, 4.00%, 4/1/37	625	661,744
Upper Merion Area School District, PA, Prerefunded to 1/15/25, 5.00%, 1/15/30	300	323,814
		$ 11,319,687
General Obligations — 7.7%
Ann Arbor Public Schools, MI:
5.00%, 5/1/23	$10	$ 10,256
5.00%, 5/1/27	1,000	1,085,710
Burlington, VT, 5.00%, 11/1/24	400	428,972
California, 5.00%, 4/1/35	2,500	2,861,775
Champaign County Community Unit School District No. 4, IL, 5.00%, 1/1/33	1,650	1,876,248
Chicago Park District, IL, 5.00%, 1/1/24	500	520,180
Chicago, IL, 5.00%, 1/1/28	3,000	3,260,160
Connecticut:
5.00%, 9/15/30	650	776,724
5.00%, 9/15/32	325	393,341
5.00%, 4/15/34	1,000	1,135,240
Dallas, TX, 5.00%, 2/15/25	1,000	1,079,180
Fort Bend Independent School District, TX, (PSF Guaranteed), 3.00% to 8/1/23 (Put Date), 8/1/52	3,000	3,028,170
Hermiston School District No. 8R, OR, 0.00%, 6/15/43	2,665	1,145,257
Illinois:
5.50%, 5/1/39	1,740	1,941,770
5.75%, 5/1/45	1,780	1,998,228
Kane, Cook and DuPage Counties School District No. 46, IL:
5.00%, 1/1/26	900	939,933
5.00%, 1/1/29	2,000	2,087,880
King County School District No. 403, WA, 5.00%, 12/1/29	700	834,085
Lamar Consolidated Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/28	1,000	1,156,370
Loudoun County, VA, 4.00%, 12/1/38	6,000	6,423,420
Louisville/Jefferson County Metro Government, KY, 5.00%, 4/1/27	1,610	1,838,540
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
New York, NY, 5.00%, 8/1/29	$450	$ 463,338
Passaic County Improvement Authority, NJ, (Passaic County Community College), 5.375%, 7/1/41	1,535	1,932,089
Puerto Rico:
0.00%, 7/1/24	98	91,103
0.00%, 7/1/33	377	224,574
4.00%, 7/1/33	293	281,023
4.00%, 7/1/35	263	249,175
4.00%, 7/1/37	226	211,611
5.25%, 7/1/23	164	166,826
5.625%, 7/1/27	323	350,564
5.625%, 7/1/29	843	932,952
5.75%, 7/1/31	309	347,238
Sedgwick County Unified School District No. 265, KS, 5.00%, 10/1/26	1,000	1,126,630
St. Joseph Public Schools, MI:
5.00%, 5/1/28	1,880	2,034,818
5.00%, 5/1/29	1,650	1,783,568
Suffolk County, NY, 5.00%, 6/15/32	2,265	2,693,470
Temple Independent School District, TX, (PSF Guaranteed), 4.00%, 2/1/39	2,000	2,084,440
Thornapple Kellogg School, MI, 5.00%, 5/1/24	400	423,196
Tulsa County Independent School District No. 5, OK, 4.00%, 5/1/27	3,245	3,529,814
Westwood, MA, 4.00%, 8/15/52(3)	2,750	2,779,398
Will and Cook Counties Community High School District No. 210, IL, 5.00%, 1/1/29	1,185	1,199,647
		$ 57,726,913
Hospital — 15.7%
Astoria Hospital Facilities Authority, OR, (Columbia Memorial Hospital), 5.00%, 8/1/41	$940	$ 980,956
Boone County, MO, (Boone Hospital Center):
5.00%, 8/1/29	1,410	1,507,191
5.00%, 8/1/31	3,215	3,409,668
Calhoun County Hospital Finance Authority, MI, (Oaklawn Hospital), 5.00%, 2/15/32	2,110	2,241,453
California Municipal Finance Authority, (NorthBay Healthcare Group):
5.00%, 11/1/28	300	311,379
5.00%, 11/1/30	150	154,917
California Statewide Communities Development Authority, (Cottage Health System Obligated Group), Prerefunded to 11/1/24, 5.00%, 11/1/26	425	456,272
Crawford County Hospital Authority, PA, (Meadville Medical Center):
6.00%, 6/1/36	2,660	2,811,833

9
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Crawford County Hospital Authority, PA, (Meadville Medical Center): (continued)
6.00%, 6/1/51	$4,715	$ 4,914,633
Darke County, OH, (Wayne HealthCare):
4.00%, 9/1/40	1,000	923,230
4.00%, 9/1/45	2,580	2,296,458
Decatur Hospital Authority, TX, (Wise Health System), 4.00%, 9/1/36	870	842,421
Deschutes County Hospital Facilities Authority, OR, (St. Charles Health System), 4.00%, 1/1/33	500	507,290
Doylestown Hospital Authority, PA, (Doylestown Health), 5.00%, 7/1/46	850	838,185
Fredericksburg Economic Development Authority, VA, (Mary Washington Healthcare), 5.00%, 6/15/24	1,000	1,052,200
Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System):
4.00%, 8/1/35	750	743,430
4.00%, 8/1/37	750	736,793
Halifax Hospital Medical Center, FL:
5.00%, 6/1/27	2,890	3,135,737
5.00%, 6/1/29	1,830	1,969,245
Illinois Finance Authority, (Presence Health Network), 3.75%, 2/15/34	3,145	3,195,477
Illinois Finance Authority, (Silver Cross Hospital and Medical Centers):
5.00%, 8/15/23	1,000	1,030,830
5.00%, 8/15/28	1,670	1,773,941
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center):
5.125%, 6/1/26	475	488,234
5.25%, 6/1/27	415	426,985
5.375%, 6/1/28	455	468,609
Indiana Finance Authority, (Parkview Health), 5.00%, 11/1/26	1,200	1,348,392
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center):
4.00%, 11/1/29	505	510,388
4.00%, 11/1/30	1,605	1,613,362
5.00%, 11/1/26	1,375	1,486,045
5.00%, 11/1/27	1,440	1,576,094
Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center):
4.00%, 9/1/24	475	491,041
4.00%, 9/1/25	550	574,943
5.00%, 9/1/28	795	863,616
5.00%, 9/1/31	600	645,672
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Lancaster County Hospital Authority, PA, (Penn State Health), 5.00%, 11/1/40	$1,300	$ 1,415,869
Lexington County Health Services District, Inc., SC, 5.00%, 11/1/27	200	223,948
Maine Health and Higher Educational Facilities Authority, (Northern Light Eastern Maine Medical Center):
5.00%, 7/1/34	960	1,058,342
5.00%, 7/1/35	1,510	1,655,005
5.00%, 7/1/36	1,615	1,766,390
5.00%, 7/1/37	1,690	1,843,232
5.00%, 7/1/38	1,780	1,935,928
5.00%, 7/1/39	1,865	2,023,823
5.00%, 7/1/40	1,960	2,121,994
Massachusetts Development Finance Agency, (Atrius Health), 4.00%, 6/1/49	850	943,891
Massachusetts Development Finance Agency, (Milford Regional Medical Center):
5.00%, 7/15/33(1)	320	336,448
5.00%, 7/15/34(1)	300	314,256
5.00%, 7/15/35(1)	275	287,356
Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group):
5.00%, 7/1/27	1,460	1,624,615
5.00%, 7/1/28	2,000	2,215,260
5.00%, 7/1/29	2,700	2,978,208
Missouri Health and Educational Facilities Authority, (SSM Health Care), Prerefunded to 6/1/24, 5.00%, 6/1/26	1,000	1,058,840
Nassau County Local Economic Assistance Corp., NY, (Catholic Health Services of Long Island), 5.00%, 7/1/29	1,000	1,039,860
New Hampshire Health and Education Facilities Authority, (Concord Hospital):
5.00%, 10/1/32	500	538,960
5.00%, 10/1/33	1,000	1,074,450
5.00%, 10/1/34	1,070	1,144,301
5.00%, 10/1/35	1,550	1,651,137
New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center Obligated Group), Prerefunded to 7/1/24, 5.00%, 7/1/30	500	530,635
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group):
5.00%, 7/1/27	470	488,720
5.00%, 7/1/29	2,600	2,826,304
Prerefunded to 1/1/24, 5.00%, 7/1/27	30	31,370

10
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/24	$1,000	$ 1,060,100
New Jersey Health Care Facilities Financing Authority, (St. Joseph's Healthcare System Obligated Group), 5.00%, 7/1/30	30	31,698
New Jersey Health Care Facilities Financing Authority, (Valley Health System Obligated Group):
4.00%, 7/1/35	1,000	1,019,080
4.00%, 7/1/36	1,000	1,018,360
4.00%, 7/1/37	1,000	1,016,360
New York Dormitory Authority, (Catholic Health System Obligated Group):
5.00%, 7/1/34	550	566,627
5.00%, 7/1/35	625	642,450
5.00%, 7/1/36	550	564,311
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 5.00%, 7/1/29	750	844,170
New York Dormitory Authority, (NYU Hospitals Center):
5.00%, 7/1/23	600	617,526
5.00%, 7/1/25	2,000	2,160,680
Northampton County General Purpose Authority, PA, (St. Luke's University Health Network), 2.239%, (70% of 1 mo. USD LIBOR + 1.04%), 8/15/24 (Put Date), 8/15/48(2)	1,000	1,004,290
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	850	922,463
Oregon Facilities Authority, (PeaceHealth), 5.00%, 11/15/29	500	518,335
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/29	300	336,033
Oroville, CA, (Oroville Hospital):
5.00%, 4/1/31	1,705	1,796,490
5.25%, 4/1/34	2,000	2,107,520
Rhode Island Health and Educational Building Corp., (Care New England Health System), 5.00%, 9/1/31	4,000	4,246,000
Savannah Hospital Authority, GA, (St. Joseph's/Candler Health System, Inc.), 4.00%, 7/1/43	2,500	2,476,100
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.):
5.00%, 12/1/25	1,530	1,660,769
5.00%, 12/1/26	1,410	1,523,082
5.00%, 12/1/28	1,550	1,663,212
St. Cloud, MN, (CentraCare Health System), 5.00%, 5/1/27	1,000	1,077,860
Ward County, ND, (Trinity Obligated Group):
5.00%, 6/1/29	1,300	1,428,141
5.00%, 6/1/30	1,815	1,985,029
5.00%, 6/1/31	1,885	2,047,902
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Washington Health Care Facilities Authority, (Overlake Hospital Medical Center), 5.00%, 7/1/30	$1,600	$ 1,767,104
Washington Health Care Facilities Authority, (PeaceHealth), Prerefunded to 5/15/24, 5.00%, 11/15/26	1,000	1,055,800
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group), 5.00%, 11/15/27	1,000	1,106,390
Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.25%, 8/1/33	250	258,250
		$117,978,194
Housing — 4.5%
California Municipal Finance Authority, (CHF-Riverside II, LLC):
5.00%, 5/15/32	$415	$ 446,685
5.00%, 5/15/34	915	977,037
5.00%, 5/15/36	1,260	1,340,514
5.00%, 5/15/37	1,495	1,586,644
5.00%, 5/15/38	500	529,355
District of Columbia Housing Finance Agency, (Parcel 42 Apartments), 1.70% to 3/1/25 (Put Date), 9/1/41	2,000	1,960,480
Independent Cities Finance Authority, CA, (Union City Tropics):
4.00%, 5/15/32	1,060	1,079,652
4.00%, 5/15/33	1,100	1,115,664
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue:
4.00%, 7/1/34	340	332,105
4.00%, 7/1/35	350	340,680
4.00%, 7/1/40	450	429,449
New Mexico Mortgage Finance Authority, 3.00%, 1/1/52	1,960	1,956,903
New York City Housing Development Corp., NY:
2.10% to 10/1/29 (Put Date), 11/1/46	8,295	7,844,747
Green Bonds, 0.60% to 7/1/25 (Put Date), 5/1/61	3,200	3,009,408
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University):
5.00%, 7/1/35	770	800,977
5.00%, 7/1/37	1,235	1,280,201
5.00%, 7/1/39	860	888,879
5.00%, 7/1/59	1,500	1,520,925
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/31	355	370,854
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC):
5.00%, 6/1/27	705	747,667
5.00%, 6/1/28	665	707,799

11
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC): (continued)
5.00%, 6/1/29	$365	$ 389,565
5.00%, 6/1/34	2,560	2,678,451
5.00%, 6/1/39	1,595	1,649,852
		$ 33,984,493
Industrial Development Revenue — 4.5%
Arkansas Development Finance Authority, (Big River Steel), Green Bonds, (AMT), 4.75%, 9/1/49(1)	$4,000	$ 4,025,440
Maine Finance Authority, (Casella Waste Systems, Inc.):
(AMT), 4.375% to 8/1/25 (Put Date), 8/1/35(1)	875	880,731
(AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(1)	940	965,841
National Finance Authority, NH, (Covanta), Green Bonds, (AMT), 3.75% to 7/2/40 (Put Date), 7/1/45(1)	5,500	4,884,000
New Hampshire Business Finance Authority, (United Illuminating Co.), 2.80% to 10/2/23 (Put Date), 10/1/33	1,500	1,511,925
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.625%, 11/15/30	215	222,155
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (AMT), 2.45% to 4/1/26 (Put Date), 4/1/59	2,500	2,508,825
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(1)	1,675	1,492,877
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 1/1/34	5,000	5,203,600
Niagara Area Development Corp., NY, (Covanta), 3.50%, 11/1/24(1)	1,920	1,918,272
Public Finance Authority, WI, (Celanese Corp.), (AMT), 5.00%, 12/1/25	1,000	1,063,550
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(1)	9,045	8,840,945
		$ 33,518,161
Insured - Education — 0.1%
Missouri Southern State University:
(AGM), 4.00%, 10/1/33	$220	$ 230,690
(AGM), 4.00%, 10/1/35	125	130,353
(AGM), 4.00%, 10/1/36	150	156,103
(AGM), 4.00%, 10/1/37	85	88,221
(AGM), 4.00%, 10/1/38	70	72,279
(AGM), 4.00%, 10/1/39	55	56,495
		$ 734,141
Security	Principal Amount (000's omitted)	Value
Insured - Electric Utilities — 0.9%
Brownsville, TX, Utility System Revenue:
(AGM), 4.00%, 9/1/45	$1,505	$ 1,542,475
(BAM), 5.00%, 9/1/42	1,000	1,116,580
Paducah Electric Plant Board, KY, (AGM), 5.00%, 10/1/29	1,500	1,689,300
Puerto Rico Electric Power Authority:
(AGC), 5.00%, 7/1/26	280	284,978
(NPFG), 5.25%, 7/1/23	335	337,375
(NPFG), 5.25%, 7/1/25	170	173,694
(NPFG), 5.25%, 7/1/29	1,110	1,136,096
(NPFG), 5.25%, 7/1/30	530	536,991
(NPFG), 5.25%, 7/1/34	100	101,765
		$ 6,919,254
Insured - Escrowed/Prerefunded — 0.2%
Bolingbrook, IL, (AGM), Escrowed to Maturity, 5.00%, 1/1/24	$875	$ 916,203
Cambria County, PA:
(BAM), Escrowed to Maturity, 5.00%, 8/1/23	240	248,153
(BAM), Escrowed to Maturity, 5.00%, 8/1/23	275	284,342
		$ 1,448,698
Insured - General Obligations — 3.7%
Atlantic City, NJ:
(BAM), 5.00%, 3/1/23	$500	$ 509,320
(BAM), 5.00%, 3/1/24	300	314,322
Bayonne, NJ:
(AGM), 5.00%, 8/1/23	300	309,981
(AGM), 5.00%, 8/1/24	300	318,744
(AGM), 5.00%, 8/1/25	885	965,199
(AGM), 5.00%, 8/1/26	915	996,170
Bolingbrook, IL:
(AGM), 5.00%, 1/1/24	125	130,689
(AGM), 5.00%, 1/1/25	1,000	1,071,740
Cambria County, PA:
(AGM), 4.00%, 8/1/34	745	780,909
(BAM), 5.00%, 8/1/23	985	1,017,269
Chicago Board of Education, IL:
(NPFG), 0.00%, 12/1/26	1,580	1,391,490
(NPFG), 0.00%, 12/1/28	1,560	1,270,308
Cicero, IL:
(BAM), 4.00%, 1/1/30	80	84,803
(BAM), 4.00%, 1/1/31	80	84,859
Community College District No. 536, IL, (Lewis and Clark Community College), (AGM), 4.00%, 5/1/29	500	536,565

12
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Detroit, MI, (AMBAC), 5.00%, 4/1/24	$329	$ 337,214
Luzerne County, PA, (AGM), 5.00%, 11/15/24	2,480	2,646,929
McCook, IL:
(AGM), 4.00%, 12/1/24	200	209,706
(AGM), 4.00%, 12/1/25	275	292,933
(AGM), 4.00%, 12/1/26	260	281,328
(AGM), 4.00%, 12/1/27	300	327,903
(AGM), 4.00%, 12/1/28	300	329,661
McHenry County Community Unit School District No. 12, IL:
(AGM), 5.00%, 1/1/25	890	930,637
(AGM), 5.00%, 1/1/26	925	966,967
Monroe County Industrial Development Corp., NY, (Monroe Community College Association, Inc.), (AGM), 5.00%, 1/15/25	750	782,977
New Britain, CT, (BAM), 5.00%, 3/1/47	5,000	5,578,350
Proviso Township High School District No. 209, IL, (AGM), 5.00%, 12/1/28	1,000	1,160,020
Rockland County, NY, (AGM), 5.00%, 3/1/24	350	368,280
Vauxmont Metropolitan District, CO:
(AGM), 5.00%, 12/1/34	1,140	1,300,831
(AGM), 5.00%, 12/1/50	1,500	1,664,460
Will and Cook Counties Community High School District No. 210, IL:
(AGM), 0.00%, 1/1/28	500	428,920
(BAM), 0.00%, 1/1/33	200	138,752
		$ 27,528,236
Insured - Housing — 0.1%
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing College Station I, LLC), (AGM), 4.00%, 4/1/24	$400	$ 413,760
		$ 413,760
Insured - Lease Revenue/Certificates of Participation — 0.2%
Georgia Local Government 1998A Grantor Trust, Certificates of Participation, (NPFG), 4.75%, 6/1/28	$800	$ 866,936
Kentucky State University:
(BAM), 3.00%, 11/1/32	325	323,213
(BAM), 4.00%, 11/1/34	260	284,765
		$ 1,474,914
Insured - Other Revenue — 0.1%
Albany Parking Authority, NY:
(AGM), 5.00%, 7/15/24	$300	$ 317,412
Security	Principal Amount (000's omitted)	Value
Insured - Other Revenue (continued)
Albany Parking Authority, NY: (continued)
(AGM), 5.00%, 7/15/25	$315	$ 340,704
		$ 658,116
Insured - Special Tax Revenue — 0.9%
Illinois Sports Facilities Authority, (AGM), 5.00%, 6/15/27	$2,325	$ 2,452,084
Sales Tax Securitization Corp., IL, (BAM), 5.00%, 1/1/37	4,000	4,556,960
		$ 7,009,044
Insured - Transportation — 3.2%
Cleveland, OH, Airport System Revenue, (AGM), 5.00%, 1/1/25	$1,225	$ 1,311,681
Love Field Airport Modernization Corp., TX, (AGM), (AMT), 4.00%, 11/1/37	2,840	2,868,571
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	185	189,688
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	1,185	986,761
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/32	2,000	2,021,040
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/26	1,000	1,076,740
Puerto Rico Highway and Transportation Authority:
(AGM), 5.00%, 7/1/32	1,675	1,686,524
(AMBAC), 5.25%, 7/1/30	3,650	3,702,889
(AMBAC), 5.25%, 7/1/31	2,760	2,802,062
(NPFG), 5.00%, 7/1/29	2,570	2,576,142
(NPFG), 5.25%, 7/1/23	380	382,694
(NPFG), 5.25%, 7/1/32	100	102,119
(NPFG), 5.25%, 7/1/33	200	203,878
(NPFG), 5.25%, 7/1/35	2,470	2,509,051
St. Louis, MO, (St. Louis Lambert International Airport), (AGM), (AMT), 5.00%, 7/1/27	1,500	1,669,125
		$ 24,088,965
Insured - Water and Sewer — 0.7%
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/26	$4,000	$ 4,238,880
West Harris County Regional Water Authority, TX, (BAM), 4.00%, 12/15/40	750	789,083
		$ 5,027,963

13
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 1.3%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue:
5.00%, 6/1/28	$3,000	$ 3,367,020
5.00%, 6/1/29	2,000	2,233,260
5.00%, 6/1/30	3,000	3,333,240
Michigan Strategic Fund, (Facility for Rare Isotope Beams), 5.00%, 3/1/27	1,000	1,047,420
		$ 9,980,940
Other Revenue — 6.2%
Black Belt Energy Gas District, AL, 1.70%, (SIFMA + 0.37%), 10/1/26 (Put Date), 10/1/49(2)	$5,000	$ 4,781,600
Buckeye Tobacco Settlement Financing Authority, OH:
4.00%, 6/1/37	2,000	2,026,260
4.00%, 6/1/38	2,000	2,019,420
5.00%, 6/1/36	2,000	2,188,000
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group):
5.00%, 11/1/26	1,000	1,041,090
5.00%, 11/1/27	1,010	1,050,228
California Infrastructure and Economic Development Bank, (California Academy of Sciences), Sustainability Bonds, 1.68%, (SIFMA + 0.35%), 8/1/24 (Put Date), 8/1/47(2)	2,630	2,599,650
California Infrastructure and Economic Development Bank, (Los Angeles County Museum of Art), 2.03%, (SIFMA + 0.70%), 12/1/50(2)	2,300	2,269,824
Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation):
5.00%, 12/1/28	1,200	1,256,472
5.50%, 12/1/53	740	773,685
Kalispel Tribe of Indians, WA:
Series A, 5.00%, 1/1/32(1)	1,465	1,588,748
Series B, 5.00%, 1/1/32(1)	1,000	1,084,470
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	1,775	1,910,166
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 3/1/25	3,500	3,738,560
New York City Cultural Resources Trust, NY, (Lincoln Center for the Performing Arts, Inc.), 4.00%, 12/1/35	1,250	1,308,150
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.25%, 12/1/27	5,200	5,745,272
Southeast Alabama Gas Supply District, (Project No. 2), 1.998%, (67% of 1 mo. USD LIBOR + 0.85%), 6/1/24 (Put Date), 6/1/49(2)	4,440	4,343,075
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 1.925%, (67% of 3 mo. USD LIBOR + 0.70%), 12/15/26(2)	3,815	3,742,210
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Will and Kankakee Counties Community Unit School District No. 255-U, IL:
5.00%, 6/1/26	$635	$ 689,820
5.00%, 6/1/28	1,370	1,483,929
5.00%, 6/1/29	700	757,211
		$ 46,397,840
Senior Living/Life Care — 11.4%
Berks County Industrial Development Authority, PA, (Highlands at Wyomissing), 5.00%, 5/15/33	$500	$ 523,070
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.):
5.00%, 11/15/26	1,730	1,834,077
5.00%, 11/15/27	1,320	1,393,907
Centerville, OH, (Graceworks Lutheran Services):
5.00%, 11/1/23	450	457,092
5.00%, 11/1/24	705	721,638
5.00%, 11/1/26	770	794,286
5.00%, 11/1/27	425	438,209
Clackamas County Hospital Facility Authority, OR, (Rose Villa):
3.25%, 11/15/25	1,500	1,475,130
5.00%, 11/15/27	285	295,277
5.00%, 11/15/28	300	309,384
5.00%, 11/15/29	315	323,357
5.00%, 11/15/30	330	337,508
5.125%, 11/15/40	260	263,156
5.375%, 11/15/55	300	302,055
Colorado Health Facilities Authority, (Christian Living Neighborhoods):
4.00%, 1/1/29	600	580,176
5.00%, 1/1/38	1,210	1,215,868
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community):
5.00%, 5/15/24	525	537,663
5.00%, 5/15/25	300	308,694
5.00%, 5/15/26	350	362,285
5.00%, 5/15/27	400	415,652
District of Columbia, (Ingleside at Rock Creek), 4.125%, 7/1/27	850	842,698
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.):
5.00%, 12/1/29	195	199,120
5.00%, 12/1/30	500	507,005
5.00%, 12/1/39	370	365,331
Glendale Industrial Development Authority, AZ, (Terraces of Phoenix), 4.00%, 7/1/28	225	216,043

14
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Hanover County Economic Development Authority, VA, (Covenant Woods):
5.00%, 7/1/38	$125	$ 129,001
5.00%, 7/1/48	465	472,259
5.00%, 7/1/51	1,000	1,014,300
Howard County, MD, (Vantage House):
5.00%, 4/1/26	1,290	1,290,761
5.00%, 4/1/36	2,035	1,974,520
Illinois Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/27	370	379,442
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 2.03%, (SIFMA + 0.70%), 5/1/26 (Put Date), 5/1/42(2)	1,090	1,052,526
Lancaster County Hospital Authority, PA, (Brethren Village):
5.00%, 7/1/23	700	706,755
5.00%, 7/1/24	915	929,805
5.00%, 7/1/25	650	663,916
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/28(1)	1,200	1,308,048
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services):
4.00%, 2/1/32	395	395,450
4.00%, 2/1/35	310	305,229
5.00%, 2/1/46	1,480	1,513,300
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.):
4.00%, 12/1/30	200	212,482
4.00%, 12/1/31	150	158,594
4.00%, 12/1/32	200	210,434
4.00%, 12/1/33	100	104,879
4.00%, 12/1/34	200	208,946
4.00%, 12/1/35	350	364,735
4.00%, 12/1/36	350	363,832
4.00%, 12/1/37	300	311,046
4.00%, 12/1/38	300	310,476
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.00%, 1/1/33	1,890	1,930,408
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(1)	920	892,860
5.75%, 7/1/54(1)	1,725	1,725,742
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village):
5.00%, 1/1/25	1,000	1,024,140
5.00%, 1/1/26	1,040	1,072,843
5.00%, 1/1/27	1,095	1,135,723
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village): (continued)
5.00%, 1/1/29	$1,205	$ 1,245,874
5.00%, 1/1/30	630	649,322
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group):
5.00%, 7/1/30	430	437,461
5.00%, 7/1/31	670	678,516
5.00%, 7/1/32	295	297,991
5.00%, 7/1/33	305	307,312
5.00%, 7/1/34	195	196,180
5.00%, 7/1/39	3,075	3,064,422
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge):
4.00%, 1/1/29	1,335	1,307,579
5.25%, 1/1/54	250	251,860
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.):
5.00%, 5/15/28	255	260,832
5.00%, 5/15/30	300	305,202
5.00%, 5/15/31	775	793,809
5.00%, 5/15/32	650	664,371
Polk County Industrial Development Authority, FL, (Carpenter's Home Estates, Inc.), 5.00%, 1/1/39	400	412,404
Public Finance Authority, WI, (Penick Village), 5.00%, 9/1/39(1)	1,540	1,450,464
Salem Hospital Facility Authority, OR, (Capital Manor):
5.00%, 5/15/27	250	262,108
5.00%, 5/15/28	270	284,812
Santa Fe, NM, (El Castillo Retirement Residences):
5.00%, 5/15/34	650	647,088
5.00%, 5/15/39	480	469,296
South Carolina Jobs-Economic Development Authority, (Bishop Gadsden Episcopal Retirement Community):
4.00%, 4/1/34	600	570,876
5.00%, 4/1/49	1,510	1,514,983
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes):
5.00%, 4/1/28	1,675	1,723,960
5.00%, 4/1/29	1,000	1,022,870
5.00%, 4/1/38	2,000	1,976,340
South Carolina Jobs-Economic Development Authority, (Woodlands at Furman), 5.00%, 11/15/42	300	298,839
St. Louis County Industrial Development Authority, MO, (Friendship Village of St. Louis Obligated Group), 5.00%, 9/1/27	1,930	1,972,441

15
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
St. Louis County Industrial Development Authority, MO, (St. Andrew's Resources for Seniors Obligated Group), 5.00%, 12/1/25	$815	$ 833,672
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.), 5.00%, 12/1/29	500	540,425
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.875%, 11/15/55	4,650	4,952,622
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 5.35%, 10/1/25(1)	3,000	2,993,730
Tulsa County Industrial Authority, OK, (Montereau, Inc.):
5.00%, 11/15/28	540	571,077
5.00%, 11/15/29	400	421,740
Vermont Economic Development Authority, (Wake Robin Corp.):
5.00%, 5/1/23	1,690	1,707,694
5.00%, 5/1/25	745	767,871
5.00%, 5/1/26	585	606,165
5.00%, 5/1/27	500	519,200
Washington Housing Finance Commission, (Bayview Manor Homes):
4.00%, 7/1/26(1)	765	761,688
5.00%, 7/1/31(1)	750	756,855
Washington Housing Finance Commission, (Judson Park), 4.00%, 7/1/28(1)	250	242,300
Washington Housing Finance Commission, (Transforming Age):
5.00%, 1/1/27(1)	840	859,303
5.00%, 1/1/28(1)	445	455,137
5.00%, 1/1/29(1)	460	468,308
5.00%, 1/1/34(1)	500	502,295
5.00%, 1/1/39(1)	750	744,982
Wayzata, MN, (Folkestone Senior Living Community):
3.375%, 8/1/30	425	404,447
4.00%, 8/1/38	175	164,525
5.00%, 8/1/31	350	360,332
5.00%, 8/1/32	250	256,918
5.00%, 8/1/33	350	359,037
5.00%, 8/1/34	100	102,471
5.00%, 8/1/35	100	102,361
Westchester County Local Development Corp., NY, (Kendal on Hudson):
4.00%, 1/1/23	1,225	1,231,088
5.00%, 1/1/28	3,390	3,413,391
		$ 85,347,979
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 3.3%
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/24	$1,500	$ 1,588,695
Atlanta, GA, (Atlantic Station), 5.00%, 12/1/24	1,000	1,067,330
Baltimore, MD, (Harbor Point):
3.30%, 6/1/32(1)	250	229,263
3.35%, 6/1/33(1)	270	244,771
3.40%, 6/1/34(1)	285	256,605
3.45%, 6/1/35(1)	310	278,706
3.50%, 6/1/39(1)	650	574,138
Bullhead City, AZ, Excise Taxes Revenue, 2.10%, 7/1/36	585	480,905
Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion):
5.00%, 12/1/36	1,360	1,439,193
5.00%, 12/1/37	650	685,457
5.00%, 12/1/39	905	945,797
Irving, TX, Hotel Occupancy Tax Revenue:
5.00%, 8/15/31	225	248,832
5.00%, 8/15/33	300	328,686
Jurupa Public Financing Authority, CA, 5.00%, 9/1/25	735	783,319
Marquette Brownfield Redevelopment Authority, MI, 5.00%, 5/1/31	1,655	1,832,482
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	2,145	2,191,675
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 11/1/44	5,000	5,070,500
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/27	4,000	4,472,760
South Village Community Development District, FL:
2.375%, 5/1/23	100	100,101
2.50%, 5/1/24	100	100,204
2.75%, 5/1/25	95	95,179
3.25%, 5/1/27	95	95,311
4.35%, 5/1/26	300	304,533
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	965	826,812
Washington Convention and Sports Authority, D.C., Dedicated Tax Revenue, 4.00%, 10/1/33	700	747,628
		$ 24,988,882
Student Loan — 0.1%
Massachusetts Educational Financing Authority, (AMT), 5.00%, 1/1/23	$500	$ 506,070
		$ 506,070

16
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Transportation — 14.3%
Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), 1.78%, (SIFMA + 0.45%), 4/1/26 (Put Date), 4/1/56(2)	$3,200	$ 3,137,088
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/34	1,700	1,801,864
Central Texas Regional Mobility Authority:
5.00%, 1/1/25	350	372,379
5.00%, 1/1/26	500	537,350
5.00%, 1/1/27	550	590,332
5.00%, 1/1/28	750	801,435
Chicago, IL, (Midway International Airport):
(AMT), 5.00%, 1/1/25	7,255	7,688,994
(AMT), 5.00%, 1/1/27	1,000	1,035,070
Chicago, IL, (O'Hare International Airport), (AMT), 5.00%, 1/1/27	5,000	5,289,800
Colorado Bridge Enterprise, (Central 70 Project):
(AMT), 4.00%, 12/31/26	3,950	4,202,997
(AMT), 4.00%, 6/30/27	4,475	4,786,773
(AMT), 4.00%, 12/31/27	2,425	2,601,394
(AMT), 4.00%, 6/30/30	790	836,847
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/24	500	520,455
Denver City and County, CO, Airport System Revenue, 4.00%, 11/15/43	1,600	1,600,528
Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/36	3,000	3,280,950
Illinois Toll Highway Authority, 5.00%, 1/1/27	1,250	1,305,400
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization):
(AMT), 5.00%, 3/1/30	1,000	1,122,290
(AMT), 5.00%, 3/1/32	1,000	1,106,970
(AMT), 5.00%, 3/1/33	2,000	2,199,060
(AMT), 5.00%, 3/1/34	1,800	1,966,554
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
(AMT), 5.00%, 5/15/25	3,105	3,347,283
(AMT), 5.00%, 5/15/27	2,700	2,893,455
(AMT), 5.00%, 5/15/34	1,710	1,874,263
(AMT), 5.00%, 5/15/36	2,515	2,746,380
Los Angeles Harbor Department, CA, (AMT), 5.00%, 8/1/26	1,230	1,299,680
Maryland Economic Development Corp., (Seagirt Marine Terminal), (AMT), 5.00%, 6/1/44	500	533,955
Memphis-Shelby County Airport Authority, TN:
(AMT), 5.00%, 7/1/27	1,330	1,477,364
(AMT), 5.00%, 7/1/29	1,470	1,634,625
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Metropolitan Washington Airports Authority, D.C.:
(AMT), 4.00%, 10/1/38	$515	$ 520,423
(AMT), 5.00%, 10/1/23	810	838,326
Miami-Dade County, FL, Aviation Revenue:
4.00%, 10/1/39	1,675	1,695,184
5.00%, 10/1/25	1,000	1,064,570
New Jersey Turnpike Authority, 1.799%, (70% of 1 mo. USD LIBOR + 0.60%), 1/1/23(2)	1,000	1,000,900
New Orleans Aviation Board, LA:
(AMT), 5.00%, 1/1/24	1,600	1,663,664
(AMT), 5.00%, 1/1/25	1,600	1,698,800
(AMT), 5.00%, 1/1/27	1,000	1,057,720
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	235	242,163
North Texas Tollway Authority:
4.00%, 1/1/38	2,425	2,492,269
5.00%, 1/1/30	1,000	1,086,510
Phoenix Civic Improvement Corp., AZ, Airport Revenue, (AMT), 5.00%, 7/1/30	2,140	2,356,632
Port Authority of New York and New Jersey:
4.00%, 9/1/43	2,500	2,535,575
(AMT), 5.00%, 10/15/34	2,200	2,470,842
(AMT), 5.00%, 10/15/35	2,000	2,233,520
(AMT), 5.00%, 10/15/36	2,150	2,391,509
Port of Oakland, CA, (AMT), 5.00%, 11/1/24	2,300	2,446,648
Port of Portland, OR, (Portland International Airport):
(AMT), 5.00%, 7/1/31	1,205	1,395,161
(AMT), 5.00%, 7/1/32	1,500	1,682,445
(AMT), 5.00%, 7/1/33	1,405	1,567,278
(AMT), 5.00%, 7/1/34	1,510	1,673,790
San Jose, CA, Airport Revenue:
(AMT), 5.00%, 3/1/27	1,500	1,659,420
(AMT), 5.00%, 3/1/41	5,000	5,329,050
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 5.00%, 12/31/34	3,000	3,245,520
		$106,939,454
Water and Sewer — 0.9%
Cape Fear Public Utility Authority, NC, 4.00%, 8/1/32	$445	$ 470,912
Coldwater Local Development Finance Authority, MI:
Series A, (AMT), 5.00%, 12/1/27	390	417,702
Series B, (AMT), 5.00%, 12/1/27	505	540,870
Elsinore Valley Municipal Water District Financing Authority, CA, 3.00%, 7/1/35	700	698,166

17
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Luzerne County Industrial Development Authority, PA, (Pennsylvania-American Water Co.), (AMT), 2.45% to 12/3/29 (Put Date), 12/1/39	$2,750	$ 2,687,218
Miami-Dade County, FL, Water and Sewer System Revenue, 3.00%, 10/1/36	1,600	1,545,104
		$ 6,359,972
Total Tax-Exempt Municipal Obligations (identified cost $696,993,381)		$687,683,557

Taxable Municipal Obligations — 4.4%
Security	Principal Amount (000's omitted)	Value
Education — 0.1%
Harris County Cultural Education Facilities Finance Corp., TX, (Baylor College of Medicine), 1.593%, 11/15/23	$795	$ 776,954
		$ 776,954
Electric Utilities — 0.3%
Vernon, CA, Electric System Revenue, 4.05%, 8/1/23	$2,000	$ 1,995,760
		$ 1,995,760
General Obligations — 2.4%
Atlantic City, NJ, 7.00%, 3/1/28	$2,405	$ 2,601,873
Chicago, IL:
7.375%, 1/1/33	3,250	3,650,562
7.75%, 1/1/42	3,811	4,078,837
7.781%, 1/1/35	2,600	3,013,660
Collin County, TX, 1.683%, 2/15/30	100	88,366
Dauphin County, PA, 1.83%, 11/15/29	1,200	1,054,608
Larkspur-Corte Madera School District, CA, (Election of 2011 and 2014), 2.002%, 8/1/33	650	546,865
Marin Community College District, CA, 2.14%, 8/1/34	1,500	1,241,445
Mattawan Consolidated School, MI, 1.966%, 5/1/32	1,100	992,684
Puerto Rico, GO Contingent Value Instrument, 0.00%, 11/1/43	1,460	780,866
		$ 18,049,766
Insured - General Obligations — 0.7%
Altoona Area School District, PA, (BAM), 2.288%, 12/1/34	$750	$ 619,462
Detroit, MI, (AMBAC), 5.15%, 4/1/25	4,930	4,825,387
		$ 5,444,849
Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue — 0.7%
Bexar County, TX, Venue Project Revenue, (AGM), 2.434%, 8/15/33	$1,505	$ 1,308,116
Rio Elementary School District Community Facilities District No. 1, CA, (BAM), 2.457%, 9/1/32	1,500	1,302,045
Successor Agency to Pittsburg Redevelopment Agency, CA, (AGM), 3.684%, 8/1/24	1,030	1,037,406
Successor Agency to San Bernardino County Redevelopment Agency, CA:
(AGM), 3.25%, 9/1/22	350	350,087
(AGM), 3.50%, 9/1/23	510	508,995
(AGM), 3.75%, 9/1/25	500	500,605
(AGM), 4.00%, 9/1/26	500	503,900
		$ 5,511,154
Senior Living/Life Care — 0.1%
Berks County Industrial Development Authority, PA, (Highlands at Wyomissing), 3.95%, 5/15/24	$985	$ 978,568
		$ 978,568
Special Tax Revenue — 0.1%
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands), 5.25%, 3/1/31	$335	$ 335,529
		$ 335,529
Total Taxable Municipal Obligations (identified cost $32,865,332)		$ 33,092,580
Total Investments — 98.4% (identified cost $746,218,649)		$737,292,434
Other Assets, Less Liabilities — 1.6%		$ 12,005,904
Net Assets — 100.0%		$749,298,338
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2022, the aggregate value of these securities is $52,976,294 or 7.1% of the Fund's net assets.
(2)	Floating rate security. The stated interest rate represents the rate in effect at July 31, 2022.
(3)	When-issued security.

18
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2022
Portfolio of Investments — continued

At July 31, 2022, the concentration of the Fund's investments in the various states and territories, determined as a percentage of net assets, is as follows:
New York	10.3%
Others, representing less than 10% individually	86.0%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2022, 11.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from less than 0.05% to 6.0% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
LIBOR	– London Interbank Offered Rate
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
19
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2022
Statement of Assets and Liabilities

July 31, 2022
Assets
Investments, at value (identified cost $746,218,649)	$ 737,292,434
Cash	3,877,069
Interest receivable	6,590,781
Receivable for investments sold	9,578,733
Receivable for Fund shares sold	1,638,890
Total assets	$758,977,907
Liabilities
Payable for when-issued securities	$ 4,854,470
Payable for Fund shares redeemed	3,853,588
Distributions payable	192,118
Payable to affiliates:
Investment adviser and administration fee	379,519
Distribution and service fees	37,385
Accrued expenses	362,489
Total liabilities	$ 9,679,569
Net Assets	$749,298,338
Sources of Net Assets
Paid-in capital	$ 796,856,741
Accumulated loss	(47,558,403)
Net Assets	$749,298,338
Class A Shares
Net Assets	$ 79,593,907
Shares Outstanding	6,985,401
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 11.39
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 11.77
Class C Shares
Net Assets	$ 24,274,295
Shares Outstanding	2,131,142
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 11.39
Class I Shares
Net Assets	$ 645,430,136
Shares Outstanding	56,566,300
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 11.41
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
20
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2022
Statement of Operations

Year Ended
July 31, 2022
Investment Income
Interest income	$ 30,856,769
Total investment income	$ 30,856,769
Expenses
Investment adviser and administration fee	$ 6,693,043
Distribution and service fees:
Class A	272,394
Class C	317,048
Trustees’ fees and expenses	60,454
Custodian fee	265,877
Transfer and dividend disbursing agent fees	352,754
Legal and accounting services	58,059
Printing and postage	58,086
Registration fees	82,125
Miscellaneous	173,379
Total expenses	$ 8,333,219
Net investment income	$ 22,523,550
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (39,117,869)
Net realized loss	$ (39,117,869)
Change in unrealized appreciation (depreciation):
Investments	$ (89,909,346)
Net change in unrealized appreciation (depreciation)	$ (89,909,346)
Net realized and unrealized loss	$(129,027,215)
Net decrease in net assets from operations	$(106,503,665)
21
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2022
Statements of Changes in Net Assets

	Year Ended July 31,
	2022	2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 22,523,550	$ 28,023,058
Net realized gain (loss)	(39,117,869)	36,278,989
Net change in unrealized appreciation (depreciation)	(89,909,346)	22,186,632
Net increase (decrease) in net assets from operations	$ (106,503,665)	$ 86,488,679
Distributions to shareholders:
Class A	$ (3,808,390)	$ (2,397,128)
Class C	(861,036)	(436,663)
Class I	(37,920,723)	(25,440,055)
Total distributions to shareholders	$ (42,590,149)	$ (28,273,846)
Transactions in shares of beneficial interest:
Class A	$ (34,054,610)	$ (7,167,526)
Class C	(8,140,191)	(7,167,888)
Class I	(426,023,493)	(93,896,737)
Net decrease in net assets from Fund share transactions	$ (468,218,294)	$ (108,232,151)
Net decrease in net assets	$ (617,312,108)	$ (50,017,318)
Net Assets
At beginning of year	$1,366,610,446	$ 1,416,627,764
At end of year	$ 749,298,338	$1,366,610,446
22
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2022
Financial Highlights

	Class A
	Year Ended July 31,
	2022	2021	2020	2019	2018
Net asset value — Beginning of year	$ 12.870	$ 12.330	$ 12.310	$ 11.880	$ 11.960
Income (Loss) From Operations
Net investment income(1)	$ 0.215	$ 0.232	$ 0.262	$ 0.277	$ 0.251
Net realized and unrealized gain (loss)	(1.282)	0.541	0.018 (2)	0.427	(0.084)
Total income (loss) from operations	$ (1.067)	$ 0.773	$ 0.280	$ 0.704	$ 0.167
Less Distributions
From net investment income	$ (0.219)	$ (0.233)	$ (0.260)	$ (0.274)	$ (0.247)
From net realized gain	(0.194)	—	—	—	—
Total distributions	$ (0.413)	$ (0.233)	$ (0.260)	$ (0.274)	$ (0.247)
Net asset value — End of year	$11.390	$ 12.870	$ 12.330	$ 12.310	$ 11.880
Total Return(3)	(8.47)%	6.34%	2.32%	6.02%	1.41%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 79,594	$127,729	$129,416	$127,094	$116,961
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.93%	0.92%	0.92%	0.94%	0.93%
Interest and fee expense(4)	—	0.00% (5)	0.00% (5)	—	—
Total expenses	0.93%	0.92%	0.92%	0.94%	0.93%
Net investment income	1.77%	1.84%	2.15%	2.32%	2.11%
Portfolio Turnover	35%	62%	56%	34%	30%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(5)	Amount is less than 0.005%.
23
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2022
Financial Highlights — continued

	Class C
	Year Ended July 31,
	2022	2021	2020	2019	2018
Net asset value — Beginning of year	$ 12.870	$ 12.330	$ 12.300	$ 11.870	$ 11.960
Income (Loss) From Operations
Net investment income(1)	$ 0.124	$ 0.139	$ 0.171	$ 0.188	$ 0.161
Net realized and unrealized gain (loss)	(1.282)	0.540	0.027 (2)	0.426	(0.093)
Total income (loss) from operations	$ (1.158)	$ 0.679	$ 0.198	$ 0.614	$ 0.068
Less Distributions
From net investment income	$ (0.128)	$ (0.139)	$ (0.168)	$ (0.184)	$ (0.158)
From net realized gain	(0.194)	—	—	—	—
Total distributions	$ (0.322)	$ (0.139)	$ (0.168)	$ (0.184)	$ (0.158)
Net asset value — End of year	$11.390	$12.870	$12.330	$12.300	$11.870
Total Return(3)	(9.15)%	5.55%	1.64%	5.23%	0.57%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 24,274	$ 36,398	$ 41,939	$ 47,617	$ 51,587
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.68%	1.67%	1.67%	1.69%	1.69%
Interest and fee expense(4)	—	0.00% (5)	0.00% (5)	—	—
Total expenses	1.68%	1.67%	1.67%	1.69%	1.69%
Net investment income	1.03%	1.11%	1.40%	1.57%	1.35%
Portfolio Turnover	35%	62%	56%	34%	30%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(5)	Amount is less than 0.005%.
24
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2022
Financial Highlights — continued

	Class I
	Year Ended July 31,
	2022	2021	2020	2019	2018
Net asset value — Beginning of year	$ 12.890	$ 12.350	$ 12.320	$ 11.900	$ 11.980
Income (Loss) From Operations
Net investment income(1)	$ 0.245	$ 0.263	$ 0.293	$ 0.306	$ 0.282
Net realized and unrealized gain (loss)	(1.282)	0.542	0.028 (2)	0.418	(0.085)
Total income (loss) from operations	$ (1.037)	$ 0.805	$ 0.321	$ 0.724	$ 0.197
Less Distributions
From net investment income	$ (0.249)	$ (0.265)	$ (0.291)	$ (0.304)	$ (0.277)
From net realized gain	(0.194)	—	—	—	—
Total distributions	$ (0.443)	$ (0.265)	$ (0.291)	$ (0.304)	$ (0.277)
Net asset value — End of year	$ 11.410	$ 12.890	$ 12.350	$ 12.320	$ 11.900
Total Return(3)	(8.22)%	6.60%	2.66%	6.19%	1.67%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$645,430	$1,202,483	$1,245,273	$1,129,022	$840,654
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.67%	0.67%	0.67%	0.69%	0.68%
Interest and fee expense(4)	—	0.00% (5)	0.00% (5)	—	—
Total expenses	0.67%	0.67%	0.67%	0.69%	0.68%
Net investment income	2.01%	2.10%	2.40%	2.56%	2.37%
Portfolio Turnover	35%	62%	56%	34%	30%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(5)	Amount is less than 0.005%.
25
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2022
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Municipal Opportunities Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund seeks to maximize after-tax total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of July 31, 2022, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees—Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
26

Eaton Vance
Municipal Opportunities Fund
July 31, 2022
Notes to Financial Statements — continued

G   Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Floating Rate Notes Issued in Conjunction with Securities Held—The Fund may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby the Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by the Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Fund accounts for the transaction described above as a secured borrowing by including the Bond in its Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. Interest expense related to the Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. The Fund had no Floating Rate Notes outstanding during the year ended July 31, 2022.
In certain circumstances, the Fund may enter into shortfall and forbearance agreements with brokers by which the Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Fund had no shortfalls as of July 31, 2022.
The Fund may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.
The Fund’s investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Fund’s investment policies do not allow the Fund to borrow money except as permitted by the 1940 Act. Management believes that the Fund’s restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Fund’s Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Fund’s restrictions apply. Residual interest bonds held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933.
I  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
27

Eaton Vance
Municipal Opportunities Fund
July 31, 2022
Notes to Financial Statements — continued

2  Distributions to Shareholders and Income Tax Information
The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended July 31, 2022 and July 31, 2021 was as follows:
	Year Ended July 31,
	2022	2021
Tax-exempt income	$20,432,947	$25,539,466
Ordinary income	$ 2,193,210	$ 2,734,380
Long-term capital gains	$19,963,992	$ —
As of July 31, 2022, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed tax-exempt income	$ 184,972
Deferred capital losses	(38,864,000)
Net unrealized depreciation	(8,687,257)
Distributions payable	(192,118)
Accumulated loss	$(47,558,403)
At July 31, 2022, the Fund, for federal income tax purposes, had deferred capital losses of $38,864,000 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at July 31, 2022, $20,890,374 are short-term and $17,973,626 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 745,979,691
Gross unrealized appreciation	$ 10,546,420
Gross unrealized depreciation	(19,233,677)
Net unrealized depreciation	$ (8,687,257)
28

Eaton Vance
Municipal Opportunities Fund
July 31, 2022
Notes to Financial Statements — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The investment adviser and administration fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.600%
$500 million but less than $1 billion	0.575%
$1 billion but less than $2.5 billion	0.550%
$2.5 billion but less than $5 billion	0.530%
$5 billion and over	0.515%
For the year ended July 31, 2022, the Fund's investment adviser and administration fee amounted to $6,693,043 or 0.58% of the Fund’s average daily net assets.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended July 31, 2022, EVM earned $11,047 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $4,505 as its portion of the sales charge on sales of Class A shares for the year ended July 31, 2022. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed affiliates of EVM and EVD, also received a portion of the sales charge on sales of Class A shares for the year ended July 31, 2022 in the amount of $2,513. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended July 31, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plan
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended July 31, 2022 amounted to $272,394 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended July 31, 2022, the Fund paid or accrued to EVD $237,786 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended July 31, 2022 amounted to $79,262 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% (1% prior to April 29, 2022) CDSC if redeemed within 12 months (18 months prior to April 29, 2022) of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended July 31, 2022, the Fund was informed that EVD received approximately $2,000 and $1,000 of CDSCs paid by Class A and Class C shareholders, respectively.
29

Eaton Vance
Municipal Opportunities Fund
July 31, 2022
Notes to Financial Statements — continued

6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, aggregated $395,919,499 and $882,610,260, respectively, for the year ended July 31, 2022.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Year Ended July 31, 2022		Year Ended July 31, 2021
	Shares	Amount	Shares	Amount
Class A
Sales	1,244,859	$ 14,798,553	1,643,229	$ 20,613,652
Issued to shareholders electing to receive payments of distributions in Fund shares	281,993	3,456,210	171,659	2,150,931
Redemptions	(4,518,204)	(52,980,495)	(2,452,525)	(30,751,542)
Converted from Class C shares	55,579	671,122	65,882	819,433
Net decrease	(2,935,773)	$ (34,054,610)	(571,755)	$ (7,167,526)
Class C
Sales	146,884	$ 1,816,121	207,464	$ 2,609,434
Issued to shareholders electing to receive payments of distributions in Fund shares	63,861	784,274	30,383	379,729
Redemptions	(852,148)	(10,069,464)	(745,280)	(9,337,618)
Converted to Class A shares	(55,594)	(671,122)	(65,926)	(819,433)
Net decrease	(696,997)	$ (8,140,191)	(573,359)	$ (7,167,888)
Class I
Sales	17,324,361	$ 207,605,346	22,527,938	$ 282,749,275
Issued to shareholders electing to receive payments of distributions in Fund shares	2,628,830	32,266,907	1,710,554	21,468,194
Redemptions	(56,658,603)	(665,895,746)	(31,791,937)	(398,114,206)
Net decrease	(36,705,412)	$(426,023,493)	(7,553,445)	$ (93,896,737)
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended July 31, 2022.
30

Eaton Vance
Municipal Opportunities Fund
July 31, 2022
Notes to Financial Statements — continued

9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 16,058,975	$ —	$ 16,058,975
Tax-Exempt Mortgage-Backed Securities	—	457,322	—	457,322
Tax-Exempt Municipal Obligations	—	687,683,557	—	687,683,557
Taxable Municipal Obligations	—	33,092,580	—	33,092,580
Total Investments	$ —	$737,292,434	$ —	$737,292,434
10  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
31

Eaton Vance
Municipal Opportunities Fund
July 31, 2022
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance Municipal Opportunities Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance Municipal Opportunities Fund (the "Fund") (one of the funds constituing Eaton Vance Municipals Trust), including the portfolio of investments, as of July 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
September 16, 2022
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
32

Eaton Vance
Municipal Opportunities Fund
July 31, 2022
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2023 will show the tax status of all distributions paid to your account in calendar year 2022. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of exempt-interest dividends.
Exempt-Interest Dividends. For the fiscal year ended July 31, 2022, the Fund designates 90.31% of distributions from net investment income as an exempt-interest dividend.
33

Eaton Vance
Municipal Opportunities Fund
July 31, 2022
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 8, 2022, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1  for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2022. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Following the “Overview” section, further information regarding the Board’s evaluation of a fund’s contractual arrangements is included under the “Results of the Contract Review Process” section.
34

Eaton Vance
Municipal Opportunities Fund
July 31, 2022
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a particularly competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;
• The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;
• A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance on March 1, 2021;
•  Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various new regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;
• The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2022 meeting, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Eaton Vance Municipal Opportunities Fund (the “Fund”) and Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund.
35

Eaton Vance
Municipal Opportunities Fund
July 31, 2022
Board of Trustees’ Contract Approval — continued

Nature, Extent and Quality of Services
In considering whether to approve the investment advisory and administrative agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. In particular, the Board considered, where relevant, the abilities and experience of the Adviser’s investment professionals in analyzing factors relevant to investing in municipal bonds, Treasury securities and other securities backed by the U.S. government or its agencies. The Board considered the Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index and a customized peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2021. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s custom peer group and lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2021, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain Fund specific factors that had an impact on the Fund’s total expense ratio relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
36

Eaton Vance
Municipal Opportunities Fund
July 31, 2022
Board of Trustees’ Contract Approval — continued

Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
37

Eaton Vance
Municipal Opportunities Fund
July 31, 2022
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 7, 2022, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2021 through December 31, 2021 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
38

Eaton Vance
Municipal Opportunities Fund
July 31, 2022
Management and Organization

Fund Management. The Trustees of Eaton Vance Municipals Trust (the Trust) are responsible for the overall management and supervision of the Trust affairs. The Board members and officers of Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Trustee holds office until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal. Under the terms of the Fund's current Trustee retirement policy, an Independent Trustee must retire and resign as a Trustee on the earlier of: (i) the first day of July following his or her 74th birthday; or (ii), with limited exception, December 31st of the 20th year in which he or she has served as a Trustee. However, if such retirement and resignation would cause the Fund to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for the Fund to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Board member and officer is Two International Place, Boston, Massachusetts 02110.  As used below, “BMR” refers to Boston Management and Research, “EVC” refers to Eaton Vance Corp., “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management and “EVD” refers to Eaton Vance Distributors, Inc.  EV is the trustee of each of EVM and BMR.  Effective March 1, 2021, each of EVM, BMR, EVD and EV are indirect, wholly-owned subsidiaries of Morgan Stanley.  Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below.  Each Trustee oversees 137 funds (with the exception of Mr. Bowser who oversees 111 funds and Ms. Wiser who oversees 136 funds) in the Eaton Vance fund complex (including both funds and portfolios in a hub and spoke structure).
Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Interested Trustee
Thomas E. Faust Jr. 1958	Trustee	Since 2007	Chairman of Morgan Stanley Investment Management, Inc. (MSIM), member of the Board of Managers and President of EV, Chief Executive Officer of EVM and BMR, and Director of EVD. Formerly, Chairman, Chief Executive Officer and President of EVC. Mr. Faust is an interested person because of his positions with MSIM, BMR, EVM, EVD, and EV, which are affiliates of the Trust, and his former position with EVC, which was an affiliate of the Trust prior to March 1, 2021.
Other Directorships. Formerly, Director of EVC (2007-2021) and Hexavest Inc.
(investment management firm) (2012-2021).
Noninterested Trustees
Alan C. Bowser(1) 1962	Trustee	Since 2022	Chief Diversity Officer, Partner and a member of the Operating Committee, and formerly served as Senior Advisor on Diversity and Inclusion for the firm’s chief executive officer, Co-Head of the Americas Region, and Senior Client Advisor of Bridgewater Associates, an asset management firm (2011- present).
Other Directorships. None.
Mark R. Fetting 1954	Trustee	Since 2016	Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).
Other Directorships. None.
Cynthia E. Frost 1961	Trustee	Since 2014	Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).
Other Directorships. None.
George J. Gorman 1952	Chairperson of the Board and Trustee	Since 2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships. None.
39

Eaton Vance
Municipal Opportunities Fund
July 31, 2022
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)
Valerie A. Mosley 1960	Trustee	Since 2014	Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUP, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).
Other Directorships. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Groupon, Inc. (e-commerce provider) (since April 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020).
Keith Quinton 1958	Trustee	Since 2018	Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).
Other Directorships. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.
Marcus L. Smith 1966	Trustee	Since 2018	Private investor and independent corporate director. Formerly, Chief Investment Officer, Canada (2012-2017), Chief Investment Officer, Asia (2010-2012), Director of Asian Research (2004-2010) and portfolio manager (2001-2017) at MFS Investment Management (investment management firm).
Other Directorships. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).
Susan J. Sutherland 1957	Trustee	Since 2015	Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).
Other Directorships. Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (since 2021).
Scott E. Wennerholm 1959	Trustee	Since 2016	Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).
Other Directorships. None.
Nancy A. Wiser(1) 1967	Trustee	Since 2022	Formerly, Executive Vice President and the Global Head of Operations at Wells Fargo Asset Management (2011-2021). Other Directorships. None.

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees
Eric A. Stein 1980	President	Since 2020	Vice President and Chief Investment Officer, Fixed Income of EVM and BMR. Prior to November 1, 2020, Mr. Stein was a co-Director of Eaton Vance’s Global Income Investments. Also Vice President of Calvert Research and Management (“CRM”).
Deidre E. Walsh 1971	Vice President and Chief Legal Officer	Since 2009	Vice President of EVM and BMR. Also Vice President of CRM.
James F. Kirchner 1967	Treasurer	Since 2007	Vice President of EVM and BMR. Also Vice President of CRM.
40

Eaton Vance
Municipal Opportunities Fund
July 31, 2022
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)
Jill R. Damon 1984	Secretary	Since 2022	Vice President of EVM and BMR since 2017. Formerly, associate at Dechert LLP (2009-2017).
Richard F. Froio 1968	Chief Compliance Officer	Since 2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).
(1) Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.
The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.
41

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
42

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
43

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
44

Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

5279    7.31.22

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

Eaton Vance Arizona Municipal Income Fund, Eaton Vance Connecticut Municipal Income Fund, Eaton Vance Minnesota Municipal Income Fund, Eaton Vance Municipal Opportunities Fund, Eaton Vance New Jersey Municipal Income Fund and Eaton Vance Pennsylvania Municipal Income Fund (the “Fund(s)”) are series of Eaton Vance Municipals Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 18 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

(a)-(d)

The following tables represent the aggregate fees billed to each Fund for the Funds’ fiscal years ended July 31, 2021 and July 31, 2022 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Funds’ annual financial statements and fees billed for other services rendered by D&T during those periods.

Eaton Vance Arizona Municipal Income Fund Fiscal Years Ended	7/31/2021	7/31/2022
Audit Fees	$37,050	$41,150
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$7,122	$350
All Other Fees(3)	$0	$0

Total	$44,172	$41,500

Eaton Vance Connecticut Municipal Income Fund Fiscal Years Ended	7/31/2021	7/31/2022
Audit Fees	$36,350	$40,350
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$7,229	$350
All Other Fees(3)	$0	$0

Total	$43,579	$40,700

Eaton Vance Minnesota Municipal Income Fund Fiscal Years Ended	7/31/2021	7/31/2022
Audit Fees	$37,050	$41,150
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$5,988	$350
All Other Fees(3)	$0	$0

Total	$43,038	$41,500

Eaton Vance Municipal Opportunities Fund Fiscal Years Ended	7/31/2021	7/31/2022
Audit Fees	$43,400	$45,450
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$6,745	$1,650
All Other Fees(3)	$0	$0

Total	$50,145	$47,100

Eaton Vance New Jersey Municipal Income Fund Fiscal Years Ended	7/31/2021	7/31/2022
Audit Fees	$49,450	$53,850
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$7,840	$350
All Other Fees(3)	$0	$0

Total	$57,290	$54,200

Eaton Vance Pennsylvania Municipal Income Fund Fiscal Years Ended	7/31/2021	7/31/2022
Audit Fees	$49,700	$54,350
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$8,729	$350
All Other Fees(3)	$0	$0

Total	$58,429	$54,700

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The Series comprising the Trust have varying fiscal year ends (July 31, August 31, and September 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T, for the last two fiscal years of each Series.

Fiscal Years Ended	8/31/20	9/30/20	7/31/21	8/31/21	9/30/21	7/31/22
Audit Fees	$260,300	$294,675	$253,000	$259,550	$293,350	$276,300
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$54,303	$57,408	$43,653	$53,663	$58,033	$3,400
All Other Fees(3)	$0	$0	$0	$0	$0	$0

Total	$314,603	$352,083	$296,653	$313,203	$351,383	$279,700

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonable related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the same time period.

Fiscal Years Ended	8/31/20	9/30/20	7/31/21	8/31/21	9/30/21	7/31/22
Registrant(1)	$54,303	$57,408	$43,653	$53,653	$58,033	$3,400
Eaton Vance(2)	$51,800	$51,800	$150,300	$150,300	$51,800	$0

(1)	Includes all of the Series in the Trust.
(2)	The investment adviser to the Series, as well as any of its affiliates that provide ongoing services to the Series, are subsidiaries of Morgan Stanley.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: September 16, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: September 16, 2022

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: September 16, 2022